UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31, 2003

Date of reporting period:  JUNE 30, 2003




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., EXTENDED MARKET INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JUNE 30, 2003


[LOGO OF USAA]
   USAA(R)

                      USAA EXTENDED MARKET
                              INDEX Fund

                              [GRAPHIC OF EXTENDED MARKET INDEX FUND]

                 S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JUNE 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

      Financial Statements                                                   11

      Financial Highlights                                                   14

      Notes to Financial Statements                                          15

   MASTER EXTENDED MARKET INDEX SERIES:

      Schedule of Investments                                                20

      Financial Statements                                                   66

      Financial Highlights                                                   69

      Notes to Financial Statements                                          70


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "
                                            INSTEAD OF GOING TO THE
                                         MARKETS AND TAKING ON MORE RISK,
[PHOTO OF CHRISTOPHER W. CLAUS]       YOU SOMETIMES HAVE TO LET THE MARKETS
                                          COME TO YOU AND YOUR PLAN.
                                                      "
--------------------------------------------------------------------------------

                  The first half of 2003 was noteworthy for its drama. We witnessed the prelude to the war in Iraq and then the war itself. Equity investors, who had been anxious about the duration of the conflict, reacted with enthusiasm when the war appeared to be ending quickly. Stock prices generally rose and, except for some short-lived declines, continued to rise. By the end of June, it appeared that investor optimism, combined with the twin stimuli of fiscal and monetary policy, might have set the stage for the long-awaited economic recovery.

                  But when will the curtain actually rise? Certainly, we have been waiting longer than we would have liked or expected. And although productivity has improved and we have substantial manufacturing capacity (a result of the expansion of the 1990s), we believe two things must happen before we see a major upturn in the economy.

                  First, the unemployment rate must come down. Unfortunately, the current rebound has been "jobless." New jobs must be created if we are to see a sustained recovery. Second, corporations must begin to invest in their infrastructures, and currently those infrastructures are sufficient to meet demand. Since neither situation is likely to change overnight, we expect the rate of economic growth to be moderate, albeit steady, for the next quarter or two.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  That said, it is important for investors to exercise patience and practice prudence. An asset allocation strategy can help give you the discipline to stick to your investment plan. Your plan can also help you manage risk, which is especially important in these uncertain times. Because money market interest rates are low, some investors have been tempted to "chase yields" and have moved into the high-yield bond market. However, if you invest in a sector while it is outperforming, you assume a significant amount of risk because you have no assurance that the sector will offer similar returns in the future.

                  Instead of going to the markets and taking on more risk, you sometimes have to let the markets come to you and your plan. At USAA, we are committed to helping you with your investment objectives by providing you with our best advice and a market-tested portfolio management team. We also offer exceptional service and a variety of pure no-load mutual funds. And because there are no excessive fees, sales loads or contractual plans, and the expense ratios are competitive, more of your money is working for you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your business.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P., with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Wilshire 4500 Index.

--------------------------------------------------------------------------------
                                     6/30/03                12/31/02
--------------------------------------------------------------------------------
Net Assets                        $42.0 Million           $25.3 Million
Net Asset Value Per Share             $8.00                   $6.80

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------
12/31/02 to 6/30/03*        1 YEAR        SINCE INCEPTION ON 10/27/00
       17.65%               5.04%                   -7.17%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 CUMULATIVE PERFORMANCE COMPARISON

            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        USAA EXTENDED
                      MARKET INDEX FUND         WILSHIRE 4500 INDEX
                      -----------------         -------------------
*10/30/2000              $10000.00                  $10000.00
   10/31/00               10400.00                   10468.00
   11/30/00                8840.00                    8685.30
   12/31/00                9360.00                    9235.08
   01/31/01                9750.00                    9737.47
   02/28/01                8670.00                    8554.37
   03/31/01                7960.00                    7769.07
   04/30/01                8750.00                    8591.04
   05/31/01                8940.00                    8794.65
   06/30/01                8980.00                    8865.89
   07/31/01                8600.00                    8453.62
   08/31/01                8200.00                    8042.78
   09/30/01                7160.00                    7008.48
   10/31/01                7520.00                    7375.72
   11/30/01                8100.00                    7948.81
   12/31/01                8515.19                    8374.87
   01/31/02                8362.22                    8216.58
   02/28/02                8127.67                    7984.06
   03/31/02                8678.36                    8525.37
   04/30/02                8576.38                    8441.83
   05/31/02                8372.42                    8255.26
   06/30/02                7801.34                    7690.60
   07/31/02                7036.51                    6942.31
   08/31/02                7077.30                    6982.57
   09/30/02                6598.00                    6511.95
   10/31/02                6822.35                    6725.54
   11/30/02                7281.25                    7186.91
   12/31/02                6965.60                    6884.34
   01/31/03                6811.95                    6735.64
   02/28/03                6648.05                    6564.55
   03/31/03                6750.49                    6661.71
   04/30/03                7313.88                    7216.63
   05/31/03                8020.69                    7902.21
   06/30/03                8194.83                    8090.28


                         [END CHART]

                      DATA FROM 10/30/00* THROUGH 6/30/03.

                  The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Wilshire 4500 Index. The Wilshire 4500 Index is a market-capitalization-weighted index of approximately 6,000 U.S. equity securities. The Wilshire 4500 Index includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500 Index.

                  'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED, AND NEITHER WILSHIRE ASSOCIATES INCORPORATED NOR ITS SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL OF THE SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                  * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED
                    BY THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM DURING THE PERIOD?

                  For the six months ended June 30, 2003, the USAA Extended Market Index Fund returned 17.65% versus a return of 17.52% for the benchmark, the Wilshire 4500 Index.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

                  The first quarter of 2003 brought negative returns and extreme volatility. The U.S. markets lost ground consistently over the beginning of the quarter, then spiked on news of the start of a war with Iraq. The downtrend returned after investors realized the conflict might last longer than anticipated, potentially curbing business spending. Most indices finished the first quarter in negative territory.

                  The second quarter of 2003 brought impressive gains and what some are calling a "bull rally." The U.S. markets rose consistently over the quarter, spurred by optimism that economic and profit growth will accelerate. On June 16, 2003, the S&P 500 closed above the 1,000 mark (at 1,010.74) for the first time since June 20, 2002. Most indices finished the six-month period in positive territory, with the Dow Jones Industrial Average closing at 8,985.44, up 7.72%, and the S&P 500 closing at 974.50, up 10.76%. The Nasdaq closed at 1,622.80, up an impressive 21.51%. Technology stocks have outperformed the broader market on expectations that companies in that sector will be among the first beneficiaries of an economic recovery.

                  REFER TO PAGE 6 FOR THE WILSHIRE 4500 INDEX DEFINITION.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT CONTRIBUTED TO PERFORMANCE?

                  The portfolio met its objective of seeking to match, before fees and expenses, the return of its benchmark. For the Wilshire 4500 Index, 2003 began with a return of -3.24% for first quarter, then took a positive turn in the second quarter, returning 21.45%. For the trailing six months, small- and mid-cap stocks proved a better place to be because they outperformed large-cap stocks, with the Wilshire 4500 Index returning 17.52% versus the Wilshire 5000 Index returning 12.91%.

                  Investor confidence remained shaken early in 2003, with threats of terrorism, nuclear tensions in North Korea, and unexpectedly high unemployment. The war in Iraq left investors with inconsistent views about the market, and trading was reactionary to news from the front lines. Markets rallied following the resolution of military affairs in Iraq; investors have become increasingly bullish about the outlook for equities; and the rise has been notable for all sectors and countries. It has been encouraging to see that the SARS virus appears to have been brought under control in Hong Kong, Singapore, China and, it is hoped, Taiwan.

                  Despite unstable markets, the Federal Open Market Committee
                  (FOMC) left rates unchanged at 1.25% at its January 29, 2003, and March 18, 2003, meetings. After leaving the rates unchanged again at its May 6, 2003, meeting, the FOMC lowered its target for the federal funds rate by 25 basis points to 1% at its June 25, 2003, meeting, bringing the rate to a 49-year low. The FOMC continues to use an accommodative stance of monetary policy coupled with an underlying growth in productivity to provide ongoing support to economic activity. The modest 25-basis-point cut rather than the expected 50-basis-point cut leaves room for

                  THE WILSHIRE 5000 TOTAL MARKET INDEX REPRESENTS A BROAD INDEX FOR THE U.S. EQUITY MARKET, MEASURING THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.

                  REFER TO PAGE 6 FOR THE WILSHIRE 4500 INDEX DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                  further Federal Reserve Board (the Fed) rate reductions in the future. In response to the Fed's decision, financial markets were initially disappointed, with long-term interest rates backing up sharply and stock prices falling. This movement will likely be moderated by the realization that the growth outlook will be strengthened.

WHAT IS YOUR VIEW, GOING FORWARD?

                  Economic indicators for the current economy are ambiguous, but the economy may strengthen in the second half of 2003. Many of the geopolitical factors that may have exacerbated the slowdown in activity (war fears, higher oil prices, and SARS) have been largely resolved. While the economy is clearly improving, the rate of change is only gradual. Data indicate that further policy stimulus will hit the economy in the second half of the year, but it is worth noting the lack of growth given the large cuts in interest rates already seen. Additionally, a key factor is whether consumers will continue to prop up the economy by spending, until a corporate spending cycle emerges.

                  For the next quarter, the reaction of the economy to all the stimuli in the pipeline and the extent of the recovery are still ambiguous. However, we believe an increase in consumer spending in the third quarter may put the economy on a recovery track. Households are positioned to be on the receiving end of at least $30 billion from tax relief in the form of lower withholding taxes from paychecks and child tax credit checks. Also helpful is the mortgage-refinancing wave that is continuing a high incentive to refinance. With that in mind, we believe the portfolio should continue to meet its objective.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

              TOP 10 EQUITY HOLDINGS
                (% of Net Assets)*

Berkshire Hathaway Inc. (Class A)              3.6%

Liberty Media Corp. (Class A)                  1.2%

InterActiveCorp                                0.9%

Cox Communications, Inc. (Class A)             0.8%

Genentech, Inc.                                0.7%

Amazon.com, Inc.                               0.6%

General Motors Corp. (Class H)                 0.6%

Fox Entertainment Group, Inc. (Class A)        0.4%

Gilead Sciences, Inc.                          0.4%

Kraft Foods, Inc. (Class A)                    0.4%

                  TOP 10 INDUSTRIES
                  (% of Net Assets)*

Miscellaneous Finance                         12.4%

Drugs & Medicine                              10.4%

Business Services                             10.1%

Banks                                          6.9%

Electronics                                    5.6%

Media                                          5.4%

Retail                                         3.9%

Insurance                                      3.5%

Real Property                                  3.1%

Energy & Utilities                             3.0%

                  * PERCENTAGES ARE OF NET ASSETS OF THE MASTER EXTENDED MARKET
                    INDEX SERIES, NOT OF THE NET ASSETS OF THE FUND.

                    YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 20-65.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2003 (UNAUDITED)

ASSETS

   Investment in Master Extended Market Index Series, at value     $ 42,004,143
   Receivable due from Manager                                           62,269
                                                                   ------------
       Total assets                                                  42,066,412
                                                                   ------------

LIABILITIES

   USAA Investment Management Company                                    12,632
   USAA Transfer Agent Company                                            7,776
   Accounts payable and accrued expenses                                 15,189
                                                                   ------------
       Total liabilities                                                 35,597
                                                                   ------------
           Net assets applicable to capital shares outstanding     $ 42,030,815
                                                                   ============

NET ASSETS CONSIST OF:

   Paid-in capital                                                 $ 46,075,813
   Accumulated undistributed net investment income                      169,306
   Accumulated net realized loss from investments and
       futures transactions                                          (2,995,549)
   Net unrealized depreciation on investments and
       futures contracts                                             (1,218,755)
                                                                   ------------
           Net assets applicable to capital shares outstanding     $ 42,030,815
                                                                   ============
Capital shares outstanding ($.01 par value per share,
   100,000,000 shares authorized)                                     5,251,846
                                                                   ============
Net asset value, redemption price, and offering price per share    $       8.00
                                                                   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)

NET INVESTMENT INCOME

   Allocated from Master Extended Market Index Series:
     Dividends                                                 $  158,780
     Interest                                                       9,197
     Securities lending - net                                       2,214
     Other                                                            314
                                                               ----------
         Total income                                             170,505
              Expenses                                            (18,942)
                                                               ----------
   Net allocated investment income                                151,563
                                                               ----------
   Expenses:
     Administrative fees                                           58,239
     Transfer agent's fees                                         45,589
     Custodian's fees                                               1,922
     Shareholder reporting fees                                     5,476
     Postage                                                        1,540
     Directors' fees                                                3,048
     Registration fees                                              9,166
     Professional fees                                             16,400
     Other                                                          1,561
                                                               ----------
         Total expenses before reimbursement                      142,941
     Expenses reimbursed                                          (86,652)
                                                               ----------
         Total expenses after reimbursement                        56,289
                                                               ----------
              Net investment income                                95,274
                                                               ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES

   Net realized loss from investment transactions                (821,403)
   Net realized gain from futures transactions                    299,096
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                         6,127,957
                                                               ----------
         Net realized and unrealized gain on investments and
               futures contracts                                5,605,650
                                                               ----------
   Net increase in net assets from operations                  $5,700,924
                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2002

                                                                               6/30/2003      12/31/2002
                                                                            ----------------------------
FROM OPERATIONS

   Net investment income                                                    $     95,274    $    161,273
   Net realized loss from investment
       and futures transactions                                                 (522,307)       (286,284)
   Net change in unrealized appreciation/depreciation
       on investments and futures contracts                                    6,127,957      (4,346,153)
                                                                            ----------------------------
Net increase (decrease) in net assets from operations                          5,700,924      (4,471,164)
                                                                            ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                             -          (113,031)
                                                                            ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                                  14,109,169      18,605,061
   Reinvested dividends                                                               25         109,909
   Cost of shares redeemed                                                    (3,081,895)     (6,199,755)
                                                                            ----------------------------
Net increase in net assets from capital share
   transactions                                                               11,027,299      12,515,215
                                                                            ----------------------------
Net increase in net assets                                                    16,728,223       7,931,020

NET ASSETS

   Beginning of period                                                        25,302,592      17,371,572
                                                                            ----------------------------
   End of period                                                            $ 42,030,815    $ 25,302,592
                                                                            ============================
Accumulated undistributed net investment income
   End of period                                                            $    169,306    $     74,032
                                                                            ============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                                 1,961,088       2,473,398
   Shares issued for reinvested dividends                                              4          15,837
   Shares redeemed                                                              (427,920)       (852,056)
                                                                            ----------------------------
Increase in shares outstanding                                                 1,533,172       1,637,179
                                                                            ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 F I N A N C I A L
==================-------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2003 (UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                    SIX-MONTH
                                                   PERIOD ENDED                                      PERIOD ENDED
                                                     JUNE 30,           YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                                   --------------------------------------------------------------
                                                        2003              2002             2001              2000*
                                                   --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period             $    6.80           $  8.35          $  9.36           $ 10.00
                                                   --------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                 .01               .04              .10               .03(b)
   Net realized and unrealized gain (loss) on
      investments and futures transactions              1.19             (1.56)            (.95)             (.67)(b)
                                                   --------------------------------------------------------------
Total from investment operations                        1.20             (1.52)            (.85)             (.64)(b)
                                                   --------------------------------------------------------------
Less distributions:
   From net investment income                              -              (.03)            (.12)                -
   From realized capital gains                             -                 -             (.04)                -
                                                   --------------------------------------------------------------
Total distributions                                        -              (.03)            (.16)                -
                                                   --------------------------------------------------------------
Net asset value at end of period                   $    8.00           $  6.80          $  8.35           $  9.36
                                                   ==============================================================
Total return (%)**                                     17.65            (18.20)           (9.03)            (6.40)

SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)                  $  42,031           $25,303          $17,372           $20,795
Ratios to average net assets: ***
   Net investment income (%)                             .62(a)            .73              .97              1.54(a)
   Expenses, including expenses of the
       Master Extended Market
       Index Series (%)                                  .50(a)            .50              .50               .50(a)
   Expenses before reimbursements,
       including expenses of the Master
       Extended Market Index Series (%)                 1.07(a)           1.32             1.61              2.81(a)
   Portfolio turnover (%)****                          13.34             28.14            97.51              8.88

   * Fund commenced operations on October 27, 2000.
  ** Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 *** For the six-month period ended June 30, 2003, average net assets were
     $30,681,000.
**** Represents the portfolio turnover of the Master Extended Market Index
     Series.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Calculated using average shares.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

               USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund). The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of all small- and mid-cap stocks as measured by the Wilshire 5000 Index less the stocks in the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate fund advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P., with a substantially similar investment objective. At June 30, 2003, the Fund's investment was 34.91% of the Series.

               The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                  A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

                  B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

16

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           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                  C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                  D. DISTRIBUTIONS - The tax basis of distributions and
                     accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2003, in accordance with applicable tax laws.

                     Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2002, the Fund had capital loss carryovers of $2,416,749 for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2009 and 2010. It is unlikely that the Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                  E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

               The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the

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           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2003 (UNAUDITED)

               Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

               Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

               The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2003.

(3) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                  A. ADMINISTRATIVE FEES - The Fund has entered into an
                     administration agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund's administrative fees are accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets. For the six-month period ended June 30, 2003, the Fund incurred administrative fees, paid or payable to the Manager, of $58,239.

18

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           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                     Out of the administrative fees received from the Fund, the Manager pays MLQA up to 0.10% for subadministrative services provided on the Manager's behalf.

                  B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets and will reimburse the Fund for all expenses in excess of that amount which, for the six-month period ended June 30, 2003, equaled $86,652. In subsequent periods, the Manager may recover all or a portion of these waived amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.50% of the Fund's annual average net assets. The carryover of excess expenses potentially reimbursable to the Manager but not recorded as a liability as of June 30, 2003, was $490,345.

                  C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                     USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. For the six-month period ended June 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $45,589.

                  D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

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           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                  E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Master Extended Market Series by MLQA. While the Fund maintains its investment in the Master Extended Market Index Series, the Manager receives no fee for this service.

(4) TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------

                     Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                            VALUE
--------------------------------------------------------------------------------
 COMMON STOCKS

 AEROSPACE - 0.3%
   200   Aerosonic Corporation+                                       $    1,974
   900   ESCO Technologies Inc.+                                          39,600
 2,100   GenCorp Inc.                                                     18,669
 1,620   HEICO Corporation (Class A)                                      14,499
 1,300   KVH Industries, Inc.+                                            32,149
 1,100   Kaman Corp. (Class A)                                            12,859
 4,200   L-3 Communications Holdings, Inc.+                              182,657
   700   Metrologic Instruments Inc.+                                     23,282
   500   SPACEHAB, Incorporated+                                             475
   700   SatCon Technology Corporation+                                      434
   300   TransTechnology Corporation+                                      1,632
 1,800   Trimble Navigation Limited+                                      41,273
 1,500   Veeco Instruments Inc.+                                          25,545
                                                                        --------
                                                                         395,048
                                                                        --------

 AIR TRANSPORT - 0.4%
 1,500   AAR Corp.                                                        10,590
 9,000   AMR Corporation+                                                 98,999
 1,500   ATA Holdings Corp.+                                              11,385
 2,000   Airborne, Inc.                                                   41,799
 1,800   AirTran Holdings, Inc.+                                          18,846
 1,100   Alaska Air Group, Inc.+                                          23,595
 1,600   America West Holdings Corporation (Class B)+                     10,880
 1,600   Atlantic Coast Airlines Holdings, Inc.+                          21,584
 2,800   Atlas Air, Inc.+                                                  4,116
   700   Aviall, Inc.+                                                     7,959
 1,200   Aviation General, Incorporated+                                      36
 2,400   Continental Airlines, Inc. (Class B)+                            35,927
 1,900   EGL, Inc.+                                                       28,880
 1,800   Frontier Airlines, Inc.+                                         16,344
   700   Great Lakes Aviation, Ltd.+                                         210
 3,802   Hawaiian Holdings, Inc.+                                          3,232
   900   LMI Aerospace, Inc.+                                              1,845
 3,900   Mesa Air Group, Inc.+                                            31,200
   700   Mesaba Holdings, Inc.+                                            4,319
   800   Midwest Express Holdings+                                         2,096
 4,200   Northwest Airlines Corporation+                                  47,417
   700   Petroleum Helicopters, Inc. (Non-voting)+                        20,363
 2,300   SkyWest, Inc.                                                    43,838
   200   Vanguard Airlines, Inc.+                                              -
                                                                      ----------
                                                                         485,460
                                                                      ----------

 APPAREL - 1.0%
 1,000   Aeropostale, Inc.+                                               21,480
 1,400   Armor Holdings, Inc.+                                            18,760
 3,500   Ashworth, Inc.+                                                  24,815
 1,500   bebe stores, inc.+                                               28,695
   700   The Buckle, Inc.+                                                13,461
 1,400   Burke Mills, Inc.+                                                1,078
   300   Cache Inc.+                                                       4,620
 3,700   Coach, Inc.+                                                    184,037
 2,000   Columbia Sportswear Company+                                    102,818
   600   DHB Capital Group Inc.+                                           2,454
   300   Escalade, Incorporated+                                           4,812
   200   Fab Industries, Inc.+                                             1,840
 1,800   GSI Commerce, Inc.+                                              12,024
 1,000   Guess?, Inc.+                                                     6,000
   300   Haggar Corp.                                                      3,750
   200   Hampshire Group, Limited+                                         5,968
 5,000   Hartmarx Corporation+                                            14,950
 1,300   J. Jill Group Inc.+                                              21,892
   400   JPS Industries Inc.+                                                464
 1,000   Jos. A. Bank Clothiers, Inc.+                                    33,429
   900   K-Swiss Inc. (Class A)                                           31,068
 1,200   Kellwood Co.                                                     37,956
 1,100   Kenneth Cole Productions, Inc. (Class A)+                        21,439
   500   LaCrosse Footwear, Inc.+                                          1,400
 1,000   Magic Lantern Group, Inc.+                                        1,000
   900   Marisa Christina, Incorporated+                                   1,287
   800   Mossimo, Inc.+                                                    3,152
   300   Mothers Work, Inc.+                                               8,031
 3,400   Nautica Enterprises, Inc.+                                       43,621
   600   OshKosh B'Gosh, Inc. (Class A)                                   16,200

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                            VALUE
--------------------------------------------------------------------------------
   500   Oxford Industries, Inc.                                      $   20,760
 1,300   Perry Ellis International, Inc.                                  25,376
 1,500   Phillips-Van Heusen Corporation                                  20,445
 1,000   Phoenix Footwear Group, Inc.+                                     5,230
 1,700   Polo Ralph Lauren Corporation                                    43,842
 1,400   Quaker Fabric Corporation                                         9,240
 3,000   Quiksilver, Inc.+                                                49,470
 1,600   Russell Corporation                                              30,400
 1,100   Skechers U.S.A., Inc. (Class A)+                                  8,140
   900   Stage Stores, Inc.+                                              21,150
   600   Steve Madden, Ltd.                                               13,104
 1,900   The Stride Rite Corporation                                      18,924
 1,500   Superior Uniform Group, Inc.                                     16,755
   200   Tandy Brands Accessories, Inc.+                                   2,400
 1,700   The Timberland Company (Class A)+                                89,861
 3,300   Tropical Sportswear Int'l Corporation+                           23,925
 3,200   Unifi, Inc.+                                                     19,840
   900   Vans, Inc.+                                                       8,082
 3,700   Warnaco Group, Inc.+                                             49,950
   100   Weyco Group, Inc.                                                 4,601
 2,400   Wolverine World Wide, Inc.                                       46,224
                                                                      ----------
                                                                       1,200,220
                                                                      ----------
 BANKS - 6.9%
   800   Abington Bancorp Inc.                                            20,320
   200   Alabama National BanCorporation                                   9,696
   700   Allegiant Bancorp, Inc.                                          14,175
   200   Ameriana Bancorp                                                  2,806
   300   American National Bankshares Inc.                                 8,067
 1,600   Anchor Bancorp, Inc.                                             38,224
   336   Arrow Financial Corporation                                      11,212
 3,650   Associated Banc-Corp.                                           134,611
 1,200   BCSB Bankcorp, Inc.                                              18,000
 1,400   BSB Bancorp, Inc.                                                34,747
   400   BancFirst Corporation                                            20,744
 3,600   BancorpSouth, Inc.                                               75,060
   300   Bank Mutual Corporation                                           9,750
   525   Bank of Granite Corp.                                             8,951
 2,900   Bank of Hawaii Corporation                                       96,135
 2,600   BankAtlantic Bancorp, Inc. (Class A)                             30,914
 7,914   Banknorth Group, Inc.                                           201,964
   200   Bar Harbor Bankshares                                             4,250
 1,100   Boston Private Financial Holdings, Inc.                          23,188
 1,100   BostonFed Bancorp, Inc.                                          29,601
 2,799   Brookline Bancorp, Inc.                                          39,186
   200   Bryn Mawr Bank Corporation                                        7,414
   350   CB Bancshares, Inc.                                              21,742
   300   CCBT Financial Companies Inc.                                     7,167
   600   CFS Bancorp, Inc.                                                 8,460
   300   Camden National Corporation                                       8,250
 1,100   Capital Bank Corporation                                         16,412
   500   Capital City Bank Group, Inc.                                    18,100
   420   Capitol Bancorp Ltd.                                             11,387
 3,140   Capitol Federal Financial                                        88,264
   210   Carrollton Bancorp                                                3,549
   300   Cavalry Bancorp, Inc.                                             5,064
   400   Center Bancorp, Inc.                                              6,048
   457   Central Coast Bancorp+                                            7,664
   200   Century Bancorp, Inc. (Class A)                                   5,956
   560   Chemical Financial Corporation                                   16,688
 1,787   Chittenden Corporation                                           48,874
 1,800   Citizens Banking Corporation                                     48,186
   428   Citizens South Banking Corporation                                5,667
   700   City Holding Company                                             20,489
 2,300   City National Corporation                                       102,487
   500   CoBiz Inc.                                                        6,770
 4,300   The Colonial BancGroup, Inc.                                     59,641
   300   Columbia Bancorp                                                  7,203
   600   Columbia Banking System, Inc.                                    10,746
   100   Comm Bancorp, Inc.                                                3,480
 2,500   Commerce Bancorp, Inc.                                           92,750
 3,407   Commerce Bancshares, Inc.                                       132,702
   125   Commercial Bankshares, Inc.                                       3,715
   100   Commercial National Financial Corporation                         2,633
   500   Community Bank System, Inc.                                      19,000
   388   Community Banks, Inc.                                            11,539
 2,800   Community First Bankshares, Inc.                                 76,440
 6,600   Compass Bancshares, Inc.                                        230,538
 1,100   Connecticut Bancshares, Inc.                                     43,076

22

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   600   Corus Bankshares, Inc.                                       $   29,058
 1,100   CoVest Bancshares, Inc.                                          27,225
 2,600   Cullen/Frost Bankers, Inc.                                       83,459
 2,100   Dime Community Bancshares                                        53,445
 3,700   Doral Financial Corporation                                     165,205
   900   EFC Bancorp, Inc.                                                16,209
   900   F&M Bancorp                                                      44,388
   150   FFLC Bancorp, Inc.                                                3,894
   400   FLAG Financial Corporation                                        5,484
   300   FNB Corp.                                                         7,446
 3,069   F.N.B. Corporation                                               92,867
   900   FNB Financial Services Corporation                               17,928
   300   Farmers Capital Bank Corporation                                  9,585
 1,200   Fidelity Federal Bancorp+                                         1,560
   100   Financial Institutions, Inc.                                      2,350
   400   First Bancorp                                                    10,364
   200   First Bell Bancorp, Inc.                                          5,132
   500   First Busey Corporation                                          12,120
 2,100   First Cash Financial Services, Inc.+                             29,841
   500   First Charter Corporation                                         8,700
   500   First Citizens BancShares, Inc. (Class A)                        50,419
   600   First Colonial Group, Inc.                                       29,142
 1,400   First Commonwealth Financial Corporation                         18,144
   900   First Essex Bancorp, Inc.                                        42,426
   400   First Federal Bancorp, Inc.                                       2,980
   600   First Federal Bancshares of Arkansas, Inc.                       19,050
 1,000   First Federal Capital Corp.                                      19,850
   170   First Federal Financial Corporation of Kentucky                   5,554
 1,710   First Financial Bancorp                                          27,360
   350   First Financial Bankshares, Inc.                                 11,711
   110   First Merchants Corporation                                       2,674
 2,175   First Midwest Bancorp, Inc.                                      62,661
 1,100   First Mutual Bancshares, Inc.                                    22,000
 5,132   First Niagara Financial Group, Inc.                              71,642
   300   First Oak Brook Bancshares, Inc.                                  9,897
   200   The First of Long Island Corporation                              8,014
   700   First Republic Bank+                                             18,620
   200   First South Bancorp, Inc.                                         6,652
   400   First State Bancorporation                                       11,004
 1,950   Firstbank Corp.                                                  53,528
   600   FirstFed Financial Corp.+                                        21,174
 3,900   FirstMerit Corporation                                           89,153
   400   Franklin Financial Corporation                                   12,020
   300   Frontier Financial Corporation                                    8,523
 5,323   Fulton Financial Corporation                                    105,767
 1,200   GBC Bancorp                                                      46,079
   535   German American Bancorp                                           9,336
 1,500   Gold Banc Corporation                                            15,765
   300   Great Southern Bancorp, Inc.                                     11,562
 2,174   Greater Bay Bancorp                                              44,392
   220   Greater Community Bancorp                                         3,390
   400   Hancock Holding Company                                          18,824
 1,200   Harbor Florida Bancshares, Inc.                                  28,752
   935   Harleysville National Corporation                                25,301
 7,300   Hibernia Corporation (Class A)                                  132,567
 9,800   Hudson City Bancorp, Inc.                                       250,585
 2,240   Hudson United Bancorp                                            76,496
   800   Independent Bank Corp. (Massachusetts)                           18,072
   800   Integra Bank Corporation                                         13,768
   650   Interchange Financial Services Corporation                       12,753
11,500   Internet Capital Group, Inc.+                                     5,405
 1,200   Irwin Financial Corporation                                      31,080
   400   LSB Bancshares, Inc.                                              6,924
   200   Lakeland Financial Corporation                                    6,076
 5,500   M&T Bank Corporation                                            463,209
 1,800   MAF Bancorp, Inc.                                                66,726
   250   MASSBANK Corp.                                                    9,043
   600   Main Street Banks, Inc.                                          15,180
   220   MainSource Financial Group, Inc.                                  5,361
 3,800   Mercantile Bankshares Corporation                               149,643
   350   Merchants Bancshares, Inc.                                        9,100
 1,100   Mid-State Bancshares                                             21,725
   800   Midwest Banc Holdings, Inc.                                      15,536
 1,360   NBT Bancorp Inc.                                                 26,316
   115   NSD Bancorp, Inc.                                                 3,059
 1,900   Nara Bancorp, Inc.                                               35,587
 8,900   National Commerce Financial Corporation                         197,491

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   315   National Penn Bancshares, Inc.                               $    8,845
 2,300   Net.B@nk, Inc.                                                   30,268
 1,500   North Valley Bancorp                                             22,500
   100   Northern States Financial Corporation                             2,846
   150   Norwood Financial Corp.                                           3,495
 1,000   Novastar Financial, Inc.                                         59,750
   700   OceanFirst Financial Corp.                                       17,101
   700   Ohio Valley Banc Corp.                                           16,100
 3,168   Old National Bancorp                                             72,864
   200   Old Second Bancorp, Inc.                                          8,570
   400   Omega Financial Corporation                                      13,680
   825   Oriental Financial Group Inc.                                    21,194
   600   PFF Bancorp, Inc.                                                23,190
 1,000   Pamrapo Bancorp, Inc.                                            17,300
   600   Park National Corporation                                        68,549
   300   Parkvale Financial Corporation                                    7,374
   320   Patriot Bank Corp.                                                5,757
   300   Peapack-Gladstone Financial Corporation                           9,609
   300   PennFed Financial Services, Inc.                                  8,325
   200   Peoples Bancorp                                                   4,150
   472   Peoples Bancorp Inc.                                             11,927
   200   Peoples Bancorp of North Carolina                                 3,426
 1,120   The Peoples BancTrust Company, Inc.                              16,800
 2,700   People's Bank                                                    78,273
 6,700   Popular, Inc.                                                   258,552
   300   PrivateBancorp, Inc.                                              8,181
   400   Prosperity Bancshares, Inc.                                       7,700
   400   Provident Bancorp, Inc.                                          12,840
 1,525   Provident Bancshares Corporation                                 38,750
 2,200   Provident Financial Group, Inc.                                  56,385
   250   Quaker City Bancorp, Inc.+                                       10,263
 2,299   Republic Bancorp Inc.                                            30,853
 1,500   Republic Bancorp, Inc. (Class A)                                 22,245
   600   Republic Bancshares, Inc.                                        15,006
   200   Resource Bankshares Corporation                                   6,848
 1,400   Riggs National Corporation                                       21,308
   514   Royal Bancshares of Pennsylvania, Inc. (Class A)                 10,974
 3,700   S1 Corporation +                                                 14,948
   800   S&T Bancorp, Inc.                                                21,944
   100   S.Y. Bancorp, Inc.                                                3,537
   150   Sandy Spring Bancorp, Inc.                                        4,740
   121   The Savannah Bancorp, Inc.                                        2,901
   700   Seacoast Banking Corporation of Florida                          11,928
   400   Second Bancorp, Incorporated                                     10,320
 2,700   Silicon Valley Bancshares +                                      64,286
   400   Simmons First National Corporation (Class A)                      8,004
 3,300   Sky Financial Group, Inc.                                        71,676
 3,300   The South Financial Group, Inc.                                  76,989
   200   Southwest Bancorp, Inc.                                           5,484
 2,400   Southwest Bancorporation of Texas, Inc. +                        78,023
   110   Southwest Georgia Financial Corporation                           2,228
 1,300   St. Francis Capital Corporation                                  37,791
   418   State Bancorp, Inc.                                               8,185
 3,950   Sterling Bancshares, Inc.                                        51,666
   500   Sterling Financial Corporation                                   12,175
   500   Suffolk Bancorp                                                  16,100
   300   Summit Bancshares, Inc.                                           7,044
   300   Sun Bancorp, Inc.                                                 6,054
   570   Sun Bancorp, Inc. (New Jersey)+                                  11,343
 1,400   Superior Financial Corp.                                         33,600
 1,600   Susquehanna Bancshares, Inc.                                     37,360
 4,000   TCF Financial Corporation                                       159,359
 1,650   Texas Regional Bancshares, Inc. (Class A)                        57,255
   400   Tompkins Trustco, Inc.                                           17,860
   300   TriCo Bancshares                                                  7,629
   100   Troy Financial Corporation                                        2,715
   900   The Trust Company of New Jersey                                  27,270
 1,860   TrustCo Bank Corp.NY                                             20,609
 3,000   Trustmark Corporation                                            76,409
 2,900   UCBH Holdings, Inc.                                              83,171
   710   UMB Financial Corporation                                        30,104
   760   U.S.B. Holding Co., Inc.                                         13,490

24

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   400   Union Bankshares Corporation                                 $   11,308
 7,400   UnionBanCal Corporation                                         306,137
   231   United Bancorp, Inc.                                              3,165
 2,100   United Bankshares, Inc.                                          60,165
 1,400   United Community Financial Corp.                                 12,936
 1,400   United National Bancorp                                          38,626
   832   Unizan Financial Corp.                                           14,618
 1,200   Vail Banks, Inc.                                                 16,260
 4,522   Valley National Bancorp                                         119,154
   400   Virginia Commerce Bancorp, Inc.+                                  7,804
 1,000   WSFS Financial Corporation                                       38,400
   200   Warwick Community Bancorp, Inc.                                   5,846
   500   Washington Trust Bancorp, Inc.                                   11,495
 1,000   WesBanco, Inc.                                                   24,300
 2,100   Westamerica Bancorporation                                       90,467
 1,121   Westcorp                                                         31,388
 2,750   Whitney Holding Corporation                                      87,918
 3,000   Wilmington Trust Corporation                                     88,049
 1,650   Wintrust Financial Corporation                                   48,840
   500   Yardville National Bancorp                                        9,750
                                                                      ----------
                                                                       8,273,651
                                                                      ----------

 BUSINESS MACHINES - 2.6%
16,600   3Com Corporation+                                                77,688
   600   3D Systems Corporation+                                           4,218
 1,650   AVICI SYS INC.+                                                  10,065
 5,100   Adaptec, Inc.+                                                   39,678
 3,600   Advanced Digital Information Corporation+                        35,964
 3,400   American Software, Inc. (Class A)+                               14,960
 1,100   Analogic Corporation                                             53,636
   400   Applied Films Corporation+                                       10,352
 1,400   Arbitron Inc.+                                                   49,980
 3,100   Artesyn Technologies, Inc.+                                      17,391
 3,350   Ascential Software Corporation+                                  55,074
 1,800   Auspex Systems, Inc.+                                                65
 2,700   Avocent Corporation+                                             80,811
20,700   BEA Systems, Inc.+                                              224,801
 1,500   Black Box Corporation                                            54,300
 4,000   Borland Software Corporation+                                    39,080
 1,400   CACI International Inc. (Class A)+                               48,020
   600   California First National Bancorp                                 5,694
   700   Communication Intelligence Corporation+                             252
 1,200   Computer Horizons Corp.+                                          5,448
 3,000   Concerto Software, Inc.+                                         27,570
 3,000   Concurrent Computer Corporation+                                  8,760
 1,400   Convera Corporation+                                              5,572
   410   Cosine Communications, Inc.+                                      2,492
 3,100   Cray, Inc.+                                                      24,490
 1,100   Crossroads Systems, Inc.+                                         1,858
 2,800   Diebold, Incorporated                                           121,109
 3,600   Digital Lightwave, Inc.+                                          3,888
 7,100   Enterasys Networks, Inc.+                                        21,513
   300   Exabyte Corporation+                                                 26
   100   Extended Systems Incorporated+                                      390
 2,301   Fair, Isaac and Company, Incorporated                           118,385
   800   Flow International Corporation+                                   1,128
 6,200   Foundry Networks, Inc.+                                          89,280
   500   General Binding Corporation+                                      6,000
 5,700   Handspring, Inc.+                                                 6,441
 1,000   Hanger Orthopedic Group, Inc.+                                   11,450
 2,100   Hypercom Corporation+                                             8,715
 7,400   IKON Office Solutions, Inc.                                      65,860
   200   Immersion Corporation+                                              380
 2,500   Input/Output, Inc.+                                              13,450
 4,000   Integrated Device Technology, Inc.+                              44,200
 3,100   Intergraph Corp.+                                                66,650
18,500   Interland, Inc.+                                                 18,130
 1,600   InterVoice-Brite, Inc.+                                           7,904
 1,100   InVision Technologies, Inc.+                                     27,335
 2,060   Iomega Corporation+                                              21,836
18,500   Juniper Networks, Inc.+                                         228,844
 1,900   LTX Corporation+                                                 16,378
 2,100   Lantronix, Inc.+                                                  1,554
   100   Latitude Communications, Inc.+                                      186
 2,000   MIPS Technologies, Inc. (Class A)+                                5,120
 1,300   MSC.Software Corp.+                                               8,762
   200   MTI Technology Corporation+                                         176
12,412   Maxtor Corporation+                                              93,214
 5,000   McDATA Corporation (Class A)+                                    73,350

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   200   Media 100 Inc.+                                              $      238
 9,409   Microchip Technology                                            231,742
 3,700   Micromuse, Inc.+                                                 29,563
 1,500   Micros Systems, Inc.+                                            49,470
 4,400   Mobility Electronics Inc.+                                       17,820
 1,700   Netegrity, Inc.+                                                  9,928
 2,600   Network Engines, Inc.+                                            9,880
   500   PTEK Holdings, Inc.+                                              2,425
 2,300   Palm, Inc.+                                                      37,421
   100   Procom Technology, Inc.+                                             30
 1,300   Pure World, Inc.+                                                 4,225
 6,100   Quantum Corporation-DLT & Storage Systems+                       24,705
   600   Rainbow Technologies, Inc.+                                       5,046
   960   Read-Rite Corporation+                                               62
 1,300   Roxio, Inc.+                                                      8,697
   800   SCM Microsystems, Inc.+                                           4,368
   200   SVI Solutions Inc.+                                                 478
 3,600   SanDisk Corporation+                                            145,259
   600   ScanSource, Inc.+                                                16,050
   300   Scientific Technologies Incorporated+                             1,455
 2,300   Sigma Designs, Inc.+                                             25,093
 8,000   Silicon Graphics, Inc.+                                           9,120
   100   SmartDisk Corporation+                                                6
    30   Sorrento Networks Corporation+                                       79
 4,000   Storage Technology Corporation+                                 102,959
14,900   StorageNetworks, Inc.+                                           20,711
 4,155   Sybase, Inc.+                                                    57,796
 1,300   Systems & Computer Technology Corporation+                       11,700
 2,600   Tech Data Corporation+                                           69,446
 3,000   The Titan Corporation+                                           30,870
 9,000   Total System Services, Inc.                                     200,699
   100   Trans-Industries, Inc.+                                             415
 2,000   Ultimate Electronics, Inc.+                                      25,640
 1,300   Visual Networks, Inc.+                                            1,755
   175   Vitria Technology, Inc.+                                          1,003
   100   White Electronic Designs Corporation+                             1,059
                                                                      ----------
                                                                       3,137,086
                                                                      ----------

 BUSINESS SERVICES - 10.1%
   600   4Kids Entertainment, Inc.+                                       11,160
15,600   24/7 Media, Inc.+                                                12,480
 2,600   ABM Industries, Inc.                                             40,040
 1,000   ADVO Systems, Inc.+                                              44,400
 1,400   ANSYS, Inc.+                                                     43,540
   700   Aaron Rents, Inc.                                                18,060
   300   Accrue Software, Inc.+                                               11
 1,500   Actel Corp.+                                                     30,750
 7,100   Actuate Corporation+                                             19,738
   200   Adept Technology, Inc.+                                              84
 1,800   Administaff, Inc.+                                               18,540
 2,500   Advent Software, Inc.+                                           42,275
 2,100   Aether Systems, Inc.+                                            10,290
 5,600   Affiliated Computer Services, Inc. (Class A)+                   256,087
 2,300   Affymetrix, Inc.+                                                45,333
 2,400   Agile Software Corporation+                                      23,160
 8,000   Akamai Technologies, Inc.+                                       38,880
 1,300   Aksys, Ltd.+                                                     16,835
 5,100   Alliance Semiconductor Corporation+                              24,684
 1,000   The Allied Defense Group, Inc.+                                  18,450
 1,800   Altiris, Inc.+                                                   36,090
   400   Ambassadors International, Inc.+                                  4,804
    48   American Independence Corporation+                                  512
 2,000   American Management Systems, Incorporated+                       28,560
 2,700   American Online Latin America, Inc. (Class A)+                    1,620
 1,100   American Superconductor Corporation+                              6,589
   200   Analysts International Corporation+                                 498
   500   Ansoft Corporation+                                               5,310
 2,400   AnswerThink Consulting Group, Inc.+                               4,632
 1,000   Anteon International Corporation+                                27,910
 1,100   Applied Molecular Evolution+                                      4,708
 1,400   Arena Pharmaceuticals, Inc.+                                      9,296
10,400   Ariba, Inc.+                                                     30,888
 8,300   Art Technology Group, Inc.+                                      13,280

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
    12   Artemis International Solutions Corporation+                 $       22
 1,200   Ask Jeeves, Inc.+                                                16,500
 2,200   Aspen Technology, Inc.+                                          10,560
 6,100   Atari, Inc.+                                                     27,145
 1,550   BARRA, Inc.+                                                     55,335
 4,700   The BISYS Group, Inc.+                                           86,338
 4,600   BSQUARE Corporation+                                              3,772
   400   Baker (Michael) Corp.+                                            4,280
   400   Barrett Business Services, Inc.+                                  1,200
 7,700   BearingPoint, Inc.+                                              74,305
   300   Bestway, Inc.+                                                    4,350
 8,300   BindView Development Corporation+                                16,766
   800   Bionova Holding Corporation+                                        280
   360   Blue Coat Systems, Inc.+                                          2,160
 1,400   Blue Martini Software, Inc.+                                      5,166
   100   Bottomline Technologies, Inc.+                                      807
 1,600   Bowne & Co., Inc.                                                20,848
   400   Bright Horizons Family Solutions, Inc.+                          13,424
 2,300   The Brink's Company                                              33,511
 1,500   Brio Technology, Inc.+                                            3,468
 1,288   BroadVision, Inc.+                                                7,329
12,400   Brocade Communications Systems, Inc.+                            73,036
   200   Brooktrout Inc.+                                                  1,552
 4,200   CDW Corporation+                                                192,359
   900   CDI Corp.+                                                       23,364
   500   CERBCO, Inc. (Class A)                                            3,800
 3,100   CIBER, Inc.+                                                     21,762
 2,200   CSG Systems International, Inc.+                                 31,086
   200   Calico Commerce, Inc.+                                               90
   153   CareCentric Inc.+                                                   101
 2,000   Career Education Corporation+                                   136,839
 1,500   Carreker Corporation+                                             6,870
 1,000   Casella Waste Systems, Inc. (Class A)+                            9,030
 2,200   Catalina Marketing Corporation+                                  38,830
   500   Catapult Communications Corporation+                              5,310
 2,100   Cell Genesys, Inc.+                                              18,144
 1,000   Centra Software, Inc.+                                            3,100
 1,000   Century Business Services, Inc.+                                  3,250
 6,800   Ceridian Corporation+                                           115,395
 1,700   Cerner Corporation+                                              39,015
 3,100   Certegy Inc.+                                                    86,025
 1,300   Charles River Associates Incorporated+                           36,738
 3,600   CheckFree Corp.+                                                100,223
   300   Childtime Learning Centers, Inc.+                                   750
 4,133   ChoicePoint Inc.+                                               142,670
 4,100   Chordiant Software, Inc.+                                         7,626
   200   Clarus Corporation+                                               1,256
   700   Clean Harbors, Inc.+                                              6,671
 2,200   Click Commerce, Inc.                                              3,190
   100   click2learn.com, Inc.+                                              173
   400   Closure Medical Corporation+                                      7,552
 3,700   Cognizant Technology Solutions Corporation+                      90,132
   200   Com21, Inc.+                                                         28
 4,960   Commerce One, Inc.+                                              11,656
   500   Computer Programs and Systems, Inc.                              10,005
   600   Concord Communications, Inc.+                                     8,238
 2,900   Concur Technologies, Inc.+                                       29,203
 1,900   Connetics Corporation+                                           28,443
 4,050   Copart, Inc.+                                                    38,273
 4,600   Corillian Corporation+                                            7,820
 2,000   Corinthian Colleges, Inc.+                                       97,140
   400   Corio, Inc.+                                                        640
   500   Cornell Companies, Inc.+                                          7,570
 1,900   The Corporate Executive Board Company+                           77,007
   200   CoStar Group Inc.+                                                5,972
   150   Courier Corporation                                               7,725
 1,400   Covansys Corporation+                                             4,298
 4,600   Credence Systems Corporation+                                    38,962
   600   Credit Acceptance Corporation+                                    6,054
   900   Critical Path, Inc.+                                                891
 2,400   Cross Country Healthcare, Inc.+                                  31,656
    29   Cross Media Marketing Corporation+                                    7
 2,400   CryoLife, Inc.+                                                  24,840
 1,300   CuraGen Corporation+                                              7,215

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   200   CyberSource Corporation+                                     $      548
   300   Cysive, Inc.+                                                       963
 5,600   DST Systems, Inc.+                                              212,799
   100   Daleen Technologies, Inc.+                                           12
   800   Datastream Systems, Inc.+                                         8,472
   100   Deltathree.com, Inc. (Class A)+                                      65
 1,700   Dendrite International, Inc.+                                    21,896
 3,200   DeVry, Inc.+                                                     74,528
   100   Dice Inc.+                                                            1
 4,000   Digex, Inc.+                                                      1,840
   900   Digimarc Corporation+                                            14,130
 3,500   Digital Generation Systems, Inc.+                                 6,720
   200   Digital Impact, Inc.+                                               370
 2,000   Digital Insight Corporation+                                     38,100
 1,400   Digital River, Inc.+                                             27,020
 2,000   DigitalThink, Inc.+                                               6,300
 2,169   Digitas Inc.+                                                    10,758
 1,200   Discovery Partners International+                                 5,268
 1,900   Diversa Corporation+                                             18,677
   566   Docent, Inc.+                                                     1,924
 2,800   DocuCorp International, Inc.+                                    18,564
 2,400   Documentum, Inc.+                                                47,208
   400   Dot Hill Systems Corp.+                                           5,240
 7,000   DoubleClick Inc.+                                                64,750
   800   Dyax Corp.+                                                       3,264
 2,000   EPIQ Systems, Inc.+                                              34,360
   257   EXE Technologies, Inc.+                                           1,293
 9,700   EarthLink, Inc.+                                                 76,533
 1,900   Echelon Corporation+                                             26,163
 1,800   Eclipsys Corporation+                                            18,792
 2,200   Ecollege.Com+                                                    24,992
10,800   Edison Schools, Inc.+                                            16,200
 1,600   Education Management Corporation+                                85,087
 3,100   eFunds Corporation+                                              35,743
   200   eGain Communications Corporation+                                    92
 1,100   Embarcadero Technologies, Inc.+                                   7,700
   200   eMerge Interactive, Inc. (Class A)+                                 154
   300   Encysive Pharmaceuticals Inc.+                                    1,440
 1,100   Engage, Inc.+                                                        18
   300   Entrust Technologies Inc.+                                          882
 4,650   E.piphany, Inc.+                                                 23,762
   200   ePresence, Inc.+                                                    486
 1,100   eResearch Technology, Inc.+                                      24,376
 1,300   Euronet Worldwide, Inc.+                                         14,053
    13   Exchange Application, Inc.+                                           -
 2,900   Exelixis, Inc.+                                                  20,126
 1,300   Exponent, Inc.+                                                  20,150
 6,700   Exult Inc.+                                                      57,419
 1,400   F5 Networks, Inc.+                                               23,590
 1,050   FTI Consulting, Inc.+                                            26,219
 1,700   FactSet Research Systems Inc.                                    74,885
 1,300   Factual Data Corp.+                                              22,620
   300   Falcon Products, Inc.+                                            1,269
 1,400   FalconStor Software, Inc.+                                        9,366
   600   Fargo Electronics+                                                5,838
   900   Federal Agricultural Mortgage Corporation (Class A)+             15,030
 2,700   Fidelity National Information Solutions, Inc.+                   70,416
 2,700   FileNET Corporation+                                             48,708
    30   FirePond, Inc.+                                                      97
 1,100   Forrester Research, Inc.+                                        17,996
   800   Franklin Covey Co.+                                               1,400
 2,500   FreeMarkets, Inc.+                                               17,400
 5,760   Friedman, Billings, Ramsey Group, Inc. (Class A)                 77,184
 1,800   G & K Services, Inc. (Class A)                                   53,280
   100   GRIC Communications, Inc.+                                          389
 2,800   GTECH Holdings Corporation                                      105,419
 1,700   GTSI Corp.+                                                      14,790
   460   Gaiam, Inc.+                                                      2,737
 2,200   Gartner Group, Inc. (Class B)+                                   16,500
   900   Genaissance Pharmaceuticals, Inc.+                                1,404
 1,600   Genencor International Inc.+                                     26,352
 1,300   Gentiva Health Services, Inc.+                                   11,700
 1,190   Genuity Inc. (Class A)+                                              12
   200   Geoworks Corporation+                                                22
   500   Gevity HR, Inc.                                                   5,910
 2,100   Global Imaging Systems, Inc.+                                    48,636
 1,860   Global Payments Inc.                                             66,029
    31   Grey Global Group Inc.                                           23,948
   600   Hall, Kinion & Associates, Inc.+                                  1,644
 4,900   Harris Interactive Inc.+                                         32,291

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,300   Heidrick & Struggles International, Inc.+                    $   16,406
 1,100   Hewitt Associates, Inc. (Class A)+                               25,905
   600   High Speed Access Corp.+                                             87
 1,900   Hyperion Solutions Corporation+                                  64,143
 3,200   ICOS Corporation+                                               117,599
   600   ICT Group, Inc.+                                                  6,276
 1,300   IDT Corporation+                                                 23,270
 1,400   IDX Systems Corporation+                                         21,728
 2,300   ITT Educational Services, Inc.+                                  67,275
 4,500   Identix Incorporated+                                            28,575
 2,100   iGATE Capital Corporation+                                        7,287
 2,800   I-many, Inc.+                                                     2,828
   350   The Immune Response Corporation+                                  1,099
 1,400   Indus International, Inc.+                                        2,813
 2,400   InFocus Corporation+                                             11,328
 7,300   Infonet Services Corporation (Class B)+                          11,607
 3,200   Informatica Corporation+                                         22,112
    25   Information Architects Corp.+                                        14
 1,500   Information Resources, Inc.+                                      5,925
   600   Inforte Corp.+                                                    4,728
 1,240   InfoSpace, Inc.+                                                 16,827
   500   infoUSA Inc.+                                                     4,050
 1,700   Innovative Solutions and Support, Inc.+                          12,684
   600   Insteel Industries, Inc.+                                           372
    83   InsWeb Corporation+                                                 394
   600   Interactive Intelligence, Inc.+                                   2,262
 1,800   The InterCept Group, Inc.+                                       15,048
   300   Interliant Inc.+                                                      2
18,200   Internap Network Services Corporation+                           18,564
    80   Internet Pictures Corporation+                                      336
 2,200   Internet Security Systems, Inc.+                                 31,878
 4,900   Interwoven, Inc.+                                                10,878
   800   Intrado Inc.+                                                    12,632
   100   Intrusion.com, Inc.+                                                 73
 2,500   Invitrogen Corporation+                                          95,925
 4,300   Iron Mountain Incorporated+                                     159,486
   200   iVillage Inc.+                                                      296
 7,500   J.D. Edwards & Company+                                         107,475
 1,400   JDA Software Group, Inc.+                                        15,666
 4,000   Jack Henry & Associates, Inc.                                    71,160
 2,500   Jacobs Engineering Group Inc.+                                  105,374
 1,300   John H. Harland Company                                          34,008
   200   Jupitermedia Corporation+                                           800
 1,121   Kana Software, Inc.+                                              3,397
 4,636   Keane, Inc.+                                                     63,189
   100   The Keith Companies, Inc.+                                          999
 1,600   Kelly Services, Inc. (Class A)                                   37,520
   500   Keynote Systems, Inc.+                                            5,240
 1,600   kforce.com, Inc.+                                                 7,728
 2,248   Kinder Morgan Management, LLC+                                   84,210
 1,400   Korn/Ferry International+                                        11,340
 2,809   Kroll Inc.+                                                      76,012
 1,050   Kronos, Inc.+                                                    53,351
 2,400   Labor Ready, Inc.+                                               17,208
 5,047   Lamar Advertising Company+                                      177,704
 1,100   LandAmerica Financial Group, Inc.                                52,250
   400   Layne Christensen Company+                                        3,228
   900   Learning Tree International, Inc.+                               14,067
 5,100   Legato Systems, Inc.+                                            42,789
 1,100   LendingTree, Inc.+                                               26,928
   100   Level 8 Systems, Inc.+                                               28
 2,219   Lightbridge, Inc.+                                               19,438
 6,700   Lightspan Inc.+                                                   4,543
 4,100   Lionbridge Technologies Inc.+                                    20,869
 5,000   LookSmart, Ltd.+                                                 14,150
   300   Loudeye Technologies, Inc.+                                         240
 1,200   Luminex Corporation+                                              6,192
   900   MAXIMUS, Inc.+                                                   24,867
   100   META Group, Inc.+                                                   425
 2,600   MPS Group, Inc.+                                                 17,888
   800   MPW Industrial Services Group, Inc.+                              1,600
   600   MRO Software, Inc.+                                               5,178
 2,000   Macrovision Corporation+                                         39,840
 1,400   Manhattan Associates, Inc.+                                      36,358
 3,500   Manpower Inc.                                                   129,814
 3,400   Manugistics Group, Inc.+                                         13,974
   800   MapInfo Corporation+                                              5,704
   200   Marimba, Inc.+                                                      582
   900   MarketWatch.com, Inc.+                                            7,524

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   400   Matria Healthcare, Inc.+                                     $    7,052
 2,300   MatrixOne, Inc.+                                                 13,202
 1,600   Maxygen Inc.+                                                    17,552
 4,100   Mechanical Technology Incorporated+                              12,710
   600   MemberWorks Incorporated+                                        11,850
 2,800   Mentor Corporation                                               54,264
 2,600   Mentor Graphics Corporation+                                     37,648
   300   Mercator Software, Inc.+                                            447
 1,400   Mercury Computer Systems, Inc.+                                  25,424
 1,800   Merge Technologies Inc.+                                         23,490
 1,900   MetaSolv, Inc.+                                                   3,724
 3,700   Metro One Telecommunications, Inc.+                              19,092
   490   MicroStrategy Incorporated (Class A)+                            17,851
 3,200   Microvision, Inc.+                                               19,840
 3,700   Millennium Cell Inc.+                                             6,734
 2,800   Miravant Medical Technologies+                                    3,080
   300   Modem Media Inc.+                                                 1,194
   400   Moldflow Corporation+                                             3,584
 1,300   NCO Group, Inc.+                                                 23,283
 1,700   NDCHealth Corporation                                            31,195
   100   NEON Systems, Inc.+                                                 321
 1,400   NMS Communications Corporation+                                   2,759
   900   NMT Medical, Inc.+                                                3,573
 1,900   NYFIX, Inc.+                                                     12,065
 9,100   NaPro Bio Therapeutics, Inc.+                                    13,650
 2,400   National Instruments Corporation+                                90,671
 2,100   National Processing, Inc.+                                       33,768
 1,600   The Nautilus Group, Inc.                                         19,840
   700   Navigant Consulting, Inc.+                                        8,295
   220   Neoforma, Inc.+                                                   2,402
   200   NeoRx Corporation+                                                  672
   400   Net Perceptions, Inc.+                                              640
   100   netGuru, Inc.+                                                      126
 2,196   NetIQ Corporation+                                               33,950
    57   NetManage, Inc.+                                                    170
   500   NetRatings, Inc.+                                                 4,570
   200   NetScout Systems, Inc.+                                           1,074
   500   NetScreen Technologies, Inc.+                                    11,275
 2,000   NetSolve, Incorporated+                                          16,700
 7,177   Network Associates, Inc.+                                        91,004
   200   New Century Equity Holdings Corp.+                                   66
 3,400   The New Dun & Bradstreet Corporation+                           139,739
   400   New England Business Services, Inc.                              12,000
   400   New Horizons Worldwide, Inc.+                                     1,712
 2,400   Newcastle Investment Corporation                                 46,992
 1,000   Novadigm, Inc.+                                                   2,590
 1,700   Nuance Communications Inc.+                                       9,180
 2,600   ONYX Software Corporation+                                        2,522
   100   OPNET Technologies, Inc.+                                         1,219
 2,200   Oak Technology, Inc.+                                            13,662
 4,900   On Assignment, Inc.+                                             19,600
 1,900   OneSource Information Services, Inc.+                            14,174
    60   Onvia.com, Inc.                                                     214
 1,025   Option Care, Inc.+                                               11,818
 2,200   Orbital Sciences Corporation+                                    16,060
 2,200   Orchid Biosciences+                                               2,640
 1,400   Overland Storage, Inc.+                                          28,476
 2,700   Overture Services, Inc.+                                         48,951
 1,000   PC-Tel, Inc.+                                                    11,860
   700   PDI, Inc.+                                                        7,112
   600   PEC Solutions, Inc.+                                              9,660
 1,700   PLATO Learning, Inc.+                                             9,775
 5,800   PRG-Schultz International, Inc.+                                 34,220
 1,500   Packeteer, Inc.+                                                 23,355
   300   Pac-West Telecomm, Inc.+                                            210
 1,300   Paradigm Genetics, Inc.+                                          1,846
 1,700   Paxar Corporation+                                               18,700
 2,300   Pegasus Systems, Inc.+                                           37,375
   500   Pegasystems Inc.+                                                 3,685
 2,300   Performance Food Group Company+                                  85,100
 4,100   Perot Systems Corporation (Class A)+                             46,576
 1,500   Per-Se Technologies, Inc.+                                       16,845
    10   Persistence Software, Inc.+                                          37
 4,100   Phoenix Technologies Ltd.+                                       23,165
 3,100   Pixar, Inc.+                                                    188,603
   700   Planar Systems Inc.+                                             13,692
 3,729   Polycom, Inc.+                                                   51,684
 2,300   Pomeroy Computer Resources, Inc.+                                25,438
 7,000   Portal Software, Inc.+                                           14,000
 1,100   Pre-Paid Legal Services, Inc.+                                   26,983

30

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 2,233   Priceline.com Incorporated+                                  $   50,004
   900   Prime Medical Services, Inc.+                                     4,230
   200   Primus Knowledge Solutions, Inc.+                                   260
 3,300   Priority Healthcare Corporation (Class B)+                       61,215
 2,700   Progress Software Corporation+                                   55,971
 1,000   ProQuest Company+                                                25,800
   200   ProsoftTraining.com+                                                 84
 5,000   Protection One, Inc.+                                             4,900
 1,800   Puma Technology, Inc.+                                            6,120
 1,700   QAD Inc.+                                                        12,614
 3,700   QRS Corporation+                                                 19,610
   900   Quality Systems, Inc.+                                           24,741
 3,600   Quest Software, Inc.+                                            42,840
   300   Quixote Corporation                                               7,659
   366   Quotesmith.com, Inc.+                                             1,830
 1,400   R.H. Donnelley Corporation+                                      51,058
 1,400   RPC, Inc.                                                        15,400
 1,100   RSA Security Inc.+                                               11,825
   400   Radiant Systems, Inc.+                                            2,696
   700   RadiSys Corporation+                                              9,240
 6,300   RealNetworks, Inc.+                                              42,714
 8,700   Red Hat, Inc.+                                                   65,859
 6,600   Redback Networks Inc.+                                            5,940
 1,600   Register.com, Inc.+                                               9,376
   400   RemedyTemp, Inc. (Class A)+                                       3,708
 1,700   Renaissance Learning, Inc.+                                      37,230
 6,700   Republic Services, Inc. (Class A)+                              151,888
 1,900   Resources Connection, Inc.+                                      45,334
 1,900   Retek Inc.+                                                      12,160
 3,100   Reynolds & Reynolds Company (Class A)                            88,536
   265   Rigel Pharmaceuticals, Inc.+                                      2,425
 1,075   Right Management Consultants, Inc.+                              13,599
   500   Roto-Rooter, Inc.                                                19,070
   400   Rural Cellular Corporation (Class A)+                             1,680
   600   SAVVIS Communications Corporation+                                  522
   100   SBS Technologies, Inc.+                                             983
 1,000   SEACOR SMIT Inc.+                                                36,490
 1,900   SERENA Software, Inc.+                                           39,672
 3,800   SITEL Corporation+                                                5,890
 2,300   SM&A+                                                            25,990
 1,200   SOURCECORP, Incorporated+                                        25,920
 1,400   SPAR Group, Inc.+                                                 6,944
   709   SPSS Inc.+                                                       11,869
   100   SS&C Technologies, Inc.+                                          1,570
   875   Saba Software, Inc.+                                              3,981
   510   SafeNet, Inc.+                                                   14,270
   200   Sanchez Computer Associates, Inc.+                                1,040
 5,900   Sapient Corporation+                                             16,343
   100   Scientific Learning Corporation+                                    425
    26   SciQuest, Inc.+                                                     100
 1,300   SeaChange International, Inc.+                                   12,402
 1,900   Secure Computing Corporation+                                    16,587
 3,800   SeeBeyond Technology Corporation+                                 8,778
 3,200   Selectica, Inc.+                                                 10,144
 2,000   Sequenom Inc.+                                                    5,440
12,900   The ServiceMaster Company                                       138,029
53,800   Sirius Satellite Radio Inc.+                                     90,922
   100   SmartServ Online, Inc.+                                              48
   300   Sonic Foundry, Inc.+                                                294
 2,400   SonicWALL, Inc.+                                                 11,520
10,900   Sonus Networks, Inc.+                                            54,827
   600   Spartech Corporation                                             12,726
 1,300   SpeechWorks International Inc.+                                   6,110
 3,000   Spherion Corporation+                                            20,850
   200   SportsLine USA, Inc.+                                               419
 1,400   The Standard Register Company                                    23,072
   100   StarTek, Inc.+                                                    2,630
 2,500   Stericycle, Inc.+                                                96,200
   100   Storage Computer Corporation+                                        75
   700   Stratasys, Inc.+                                                 24,619
   800   Strayer Education, Inc.                                          63,560
 2,200   Switchboard Incorporated+                                         7,920
10,900   Sycamore Networks, Inc.+                                         41,747
 2,000   Sykes Enterprises, Incorporated+                                  9,780
 2,200   Sylvan Learning System, Inc.+                                    50,248
 1,600   Symyx Technologies+                                              26,112
 3,435   Synopsys, Inc.+                                                 212,455
 1,100   Synplicity, Inc.+                                                 5,753
   800   Syntel, Inc.+                                                    12,584
   600   Sypris Solutions, Inc.                                            6,198
 1,455   TALX Corporation                                                 32,868

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,100   TETRA Technologies, Inc.+                                   $    32,615
 8,200   TIBCO Software Inc.+                                             41,738
   600   TRC Companies, Inc.+                                              8,856
 2,700   Take-Two Interactive Software, Inc.+                             76,518
   300   Technology Solutions Company+                                       300
 3,700   TeleTech Holdings, Inc.+                                         15,651
 1,800   Telik, Inc.+                                                     28,926
   200   TenFold Corporation+                                                454
   600   TeraForce Technology Corporation+                                   102
 3,925   Tetra Tech, Inc.+                                                67,235
   900   Tier Technologies, Inc. (Class B)+                                6,975
 3,300   Tradestation Group Inc.+                                         33,858
 2,200   Transaction Systems Architects, Inc. (Class A)+                  19,712
 2,500   Trident Microsystems Inc.+                                       22,425
   800   The TriZetto Group, Inc.+                                         4,832
 1,400   Tularik Inc.+                                                    13,916
 2,900   UNOVA, Inc.+                                                     32,190
 1,500   URS Corporation+                                                 29,190
12,900   Universal Access Global Holdings Inc.+                            5,418
   600   Universal Electronics Inc.+                                       7,608
 8,700   VA Linux Systems, Inc.+                                          18,792
   200   VASCO Data Security International, Inc.+                            238
 5,036   V.I. Technologies, Inc.+                                         12,338
   400   VIA NET.WORKS, Inc.+                                                380
 6,177   ValueClick, Inc.+                                                37,247
   800   Vastera, Inc.+                                                    4,776
 2,600   Ventiv Health, Inc.+                                             10,663
 1,900   Verint Systems Inc.+                                             48,279
12,158   VeriSign, Inc.+                                                 168,145
 1,300   Verisity Ltd.+                                                   15,522
 2,100   Verity, Inc.+                                                    26,586
    50   Versata, Inc.+                                                       88
   300   Vertel Corporation+                                                  27
   460   Verticalnet, Inc.+                                                  718
 4,100   Viad Corp.                                                       91,799
   200   The viaLink Company+                                                 26
    30   Viewlocity, Inc.+                                                    11
 2,300   Viewpoint Corporation+                                            2,599
12,300   Vignette Corporation+                                            25,584
 3,900   Viisage Technology, Inc.+                                        19,968
 2,100   VitalWorks Inc.+                                                  8,295
   600   Volt Information Sciences, Inc.+                                  8,190
 1,000   Wackenhut Corrections Corporation+                               13,710
 1,700   Waste Connections, Inc.+                                         59,585
 1,300   WatchGuard Technologies, Inc.+                                    5,980
   500   Watson Wyatt & Company Holdings+                                 11,590
 2,000   Wave Systems Corp. (Class A)+                                     1,760
 2,000   WebEx Communications, Inc.+                                      27,900
15,500   WebMD Corporation+                                              167,865
 2,900   webMethods, Inc.+                                                23,577
 1,600   Websense, Inc.+                                                  25,056
   500   Westaff, Inc.                                                     1,115
 4,300   Wind River Systems, Inc.+                                        16,383
 1,900   Wireless Facilities, Inc.+                                       22,610
 1,100   Witness Systems, Inc.+                                            5,687
   200   WorldGate Communications, Inc.+                                      68
   400   Wynn Resorts, Limited+                                            7,076
 2,600   Xybernaut Corporation+                                            1,508
   700   ZixIt Corporation+                                                2,639
                                                                     -----------
                                                                      12,162,248
                                                                     -----------

 CHEMICALS - 1.4%
 2,300   A. Schulman, Inc.                                                36,938
   400   AEP Industries Inc.+                                              2,956
   200   AMCOL International Corporation                                   1,600
 1,600   Aceto Corporation                                                29,760
 3,300   Airgas, Inc.                                                     55,275
 1,700   Albemarle Corp.                                                  47,549
   400   Arch Chemicals, Inc.                                              7,640
 1,300   Bio-Rad Laboratories, Inc. (Class A)+                            71,955
   900   Brady Corporation (Class A)                                      30,015
 2,600   Cabot Corporation                                                74,620
 1,900   Calgon Carbon Corporation                                        10,925
 1,100   Cambrex Corporation                                              25,322
 3,500   Celgene Corporation+                                            106,400
 4,900   Crompton Corporation                                             34,545
 1,800   Cytec Industries Inc.+                                           60,840
 2,000   Entegris Inc.+                                                   26,880
   120   Ethyl Corporation+                                                1,194
 1,800   Ferro Corporation                                                40,554

32

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 5,500   Foamex International Inc.+                                   $   16,830
 4,300   General Chemical Group Inc.+                                        860
 1,600   Georgia Gulf Corporation                                         31,680
   600   Gundle/SLT Environmental, Inc.+                                   8,172
 1,200   H.B. Fuller Company                                              26,424
   300   Hawkins, Inc.                                                     3,006
 7,800   IMC Global Inc.                                                  52,338
   550   KMG Chemicals, Inc.                                               1,535
 3,700   Landec Corporation+                                              13,505
 2,400   The Lubrizol Corporation                                         74,376
 7,400   Lyondell Chemical Company                                       100,122
 1,200   MacDermid, Inc.                                                  31,560
   450   Mace Security International, Inc.+                                  567
 3,000   Millennium Chemicals Inc.                                        28,530
 2,600   OM Group, Inc.                                                   38,298
 2,000   OXiGENE, Inc.+                                                   19,780
 1,392   Olin Corporation                                                 23,803
 1,700   Omnova Solutions Inc.+                                            6,868
 4,000   PolyOne Corporation                                              17,800
   400   Quaker Chemical Corporation                                      10,020
 4,600   RPM, Inc.                                                        63,250
   600   Rogers Corporation+                                              19,980
 2,000   Rollins, Inc.                                                    37,700
 1,100   Schawk, Inc.                                                     11,528
 4,500   Solutia Inc.                                                      9,810
   400   Stepan Company                                                    9,040
 1,000   SurModics, Inc.+                                                 30,500
 2,000   Techne Corporation+                                              60,680
 2,900   Terra Nitrogen Company, LP                                       14,790
 1,300   Tor Minerals International, Inc.+                                 3,887
   900   Tredegar Corporation                                             13,491
   600   Trex Company, Inc.+                                              23,550
   400   Twinlab Corporation+                                                 84
 2,300   The Valspar Corporation                                          97,106
 1,700   WD-40 Company                                                    48,535
   500   W.R. Grace & Co.+                                                 2,205
 1,500   Wellman, Inc.                                                    16,800
                                                                      ----------
                                                                       1,633,978
                                                                      ----------

 COMMERCIAL SERVICES - 0.0%
11,900   Birman Managed Care, Inc.+                                            1
    35   Lucor, Inc. (Class A)+                                                -
   500   VSI Holdings, Inc.+                                                   -
                                                                      ----------
                                                                               1
                                                                      ----------

 COMPUTERS - 0.0%
   500   Gadzoox Networks, Inc.+                                               -
                                                                      ----------

 CONSTRUCTION - 1.8%
   400   Ablest, Inc.+                                                     2,068
   200   Advanced Lighting Technologies, Inc.+                                17
   400   American Woodmark Corporation                                    18,624
   400   Ameron International Corporation                                 13,908
 4,000   Apogee Enterprises, Inc.                                         36,080
 1,600   Armstrong Holdings, Inc.+                                         3,152
   888   Beazer Homes USA, Inc.+                                          74,148
   100   Brookfield Homes Corporation                                      1,542
 2,200   Building Materials Holding Corporation                           32,582
   600   Capital Pacific Holdings, Inc.+                                   2,520
   400   Centex Construction Products, Inc.                               16,036
 1,400   Ceradyne Inc.+                                                   26,040
 8,100   Clayton Homes, Inc.                                             101,655
 6,382   D.R. Horton, Inc.                                               179,334
 1,400   Dominion Homes, Inc.+                                            33,390
   933   Dycom Industries, Inc.+                                          15,208
   700   EMCOR Group, Inc.+                                               34,552
 1,200   ElkCorp                                                          27,000
 1,400   Florida Rock Industries, Inc.                                    57,792
 1,450   Granite Construction Incorporated                                27,782
 1,600   Hovnanian Enterprises, Inc. (Class A)+                           94,320
 1,300   Insituform Technologies, Inc. (Class A)+                         22,984
   100   Integrated Electrical Services, Inc.+                               725
   800   International Aluminum Corporation                               17,480
   600   LSI industries Inc.                                               6,660
   300   The L.S. Starrett Company (Class A)                                  13
 3,500   Lafarge Corporation                                             108,150
 3,640   Lennar Corporation (Class A)                                    260,260

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,100   M/I Schottenstein Homes, Inc.                                $   46,948
 1,900   Martin Marietta Materials, Inc.                                  63,859
 1,900   MasTec, Inc.+                                                    10,944
   900   NCI Building Systems, Inc.+                                      15,030
   300   NVR, Inc.+                                                      123,300
   200   Noland Company                                                    7,122
   700   Palm Harbor Homes, Inc.+                                         13,258
   100   Patriot Transportation Holding, Inc.+                             2,800
   500   Performance Technologies, Incorporated+                           3,650
   900   Perini Corporation+                                               7,155
 2,400   Quanta Services, Inc.+                                           17,040
 2,200   RMH Teleservices, Inc.+                                           9,526
 1,600   The Ryland Group, Inc.                                          111,040
 2,200   SBA Communications Corporation+                                   6,688
 1,000   Simpson Manufacturing Co., Inc.+                                 36,600
 1,800   Standard Pacific Corp.                                           59,688
 1,400   Technical Olympic USA, Inc.+                                     33,082
   800   Texas Industries, Inc.                                           19,040
 3,200   Toll Brothers, Inc.+                                             90,592
 1,400   U.S. Concrete, Inc.+                                              5,376
 2,300   USG Corporation+                                                 43,700
   300   United Mobile Homes, Inc.                                         4,548
 3,300   WCI Communities, Inc.+                                           63,459
 1,600   WESCO International, Inc.                                         9,600
 1,600   Walter Industries, Inc.                                          18,800
 2,600   West Corporation+                                                69,290
 3,600   Westell Technologies, Inc. (Class A)+                            31,140
 1,000   Wilsons The Leather Experts Inc.+                                 7,210
 1,700   The Yankee Candle Company, Inc.+                                 39,474
                                                                      ----------
                                                                       2,183,981
                                                                      ----------

 CONSUMER DURABLES - 1.0%
 1,700   American Technology Corporation+                                 10,846
 1,100   Applica Incorporated                                              9,350
   200   Bassett Furniture Industries, Incorporated                        2,656
   500   Bush Industries, Inc. (Class A)                                   1,500
 2,700   Champion Enterprises, Inc.+                                      13,986
   300   Chromcraft Revington, Inc.+                                       3,714
   300   CompX International Inc.                                          1,674
 1,900   Ethan Allen Interiors Inc.                                       66,804
   200   Flexsteel Industries, Inc.                                        3,298
 2,600   Furniture Brands International, Inc.+                            67,860
20,800   Gemstar-TV Guide International, Inc.+                           105,872
 1,300   The Genlyte Group Incorporated+                                  45,461
 2,020   Griffon Corporation+                                             32,320
 1,400   HMI Industries Inc.+                                                770
 1,100   Haverty Furniture Companies, Inc.                                19,250
 3,000   Helen of Troy Limited+                                           45,480
 2,500   Hillenbrand Industries, Inc.                                    126,125
 3,400   Interface, Inc. (Class A)                                        15,776
 1,900   Kimball International (Class B)                                  29,640
   200   Koss Corporation                                                  3,680
 2,500   La-Z-Boy Inc.                                                    55,950
   400   Lifetime Hoan Corporation                                         3,048
   500   Mac-Gray Corporation+                                             1,985
 2,964   Mohawk Industries, Inc.+                                        164,591
   300   National Presto Industries, Inc.                                  9,480
 1,800   Rent A Center Inc.+                                             136,458
 1,500   Restoration Hardware, Inc.+                                       6,750
 1,700   Rockford Corporation+                                             9,673
   500   The Rowe Companies+                                                 960
   600   Salton, Inc.+                                                     5,412
 2,600   Select Comfort Corporation+                                      42,588
   100   Skyline Corporation                                               3,000
   300   Stanley Furniture Company, Inc.                                   8,223
 1,300   Sturm, Ruger & Company, Inc.                                     13,000
 1,200   The Toro Company                                                 47,700
   800   Thomas Industries Inc.                                           21,640
 2,800   United Rentals, Inc.+                                            38,892
   642   Virco Mfg. Corporation                                            4,083
   600   Water Pik Technologies, Inc.+                                     4,662
   300   Wickes Inc.+                                                        348
                                                                      ----------
                                                                       1,184,505
                                                                      ----------

 CONTAINERS - 0.3%
 6,600   Crown Holdings, Inc.+                                            47,124
 1,300   Graphic Packaging International Corp.+                            5,863
 1,000   Greif Bros. Corporation (Class A)                                23,000
 1,100   Mobile Mini, Inc.+                                               17,963
 7,500   Owens-Illinois, Inc.+                                           103,275

34

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   900   Silgan Holdings Inc.+                                        $   28,152
 4,400   Sonoco Products Company                                         105,688
                                                                      ----------
                                                                         331,065
                                                                      ----------

 DIVERSIFIED FINANCIAL SERVICES - 0.0%
   700   Bingham Financial Services Corporation+                               -
   700   NewState Holdings, Inc.+                                              -
                                                                      ----------
                                                                               -
                                                                      ----------

 DOMESTIC OIL - 2.3%
 4,400   AmeriVest Properties Inc.                                        27,544
 3,200   CONSOL Energy Inc.                                               72,768
 2,900   Cal Dive International, Inc.+                                    63,220
   500   Callon Petroleum Company+                                         3,560
 3,200   Carrizo Oil & Gas, Inc.+                                         19,520
10,900   Chesapeake Energy Corporation                                   110,090
   500   Clayton Williams Energy, Inc.+                                    9,230
 3,400   Comstock Resources, Inc.+                                        46,512
 6,700   Diamond Offshore Drilling, Inc.                                 140,633
 1,700   EXCO Resources, Inc.+                                            30,447
   400   Encore Acquisition Company+                                       7,660
 1,500   Energy Partners, Ltd.+                                           17,325
 1,800   Frontier Oil Corporation                                         27,360
   900   Getty Realty Corporation                                         20,088
 9,000   Global Industries, Ltd.+                                         43,380
   700   Gulf Island Fabrication, Inc.+                                   11,921
 2,300   GulfMark Offshore, Inc.+                                         38,824
   600   Holly Corporation                                                16,560
 1,000   The Houston Exploration Company+                                 34,700
 1,400   KCS Energy, Inc.+                                                 7,546
 4,250   Magnum Hunter Resources, Inc.+                                   33,958
 1,800   Matrix Services+                                                 30,870
   600   McMoRan Exploration Co.+                                          6,684
 5,500   The Meridian Resource Corporation+                               26,015
 4,200   Murphy Oil Corporation                                          220,920
 3,500   National-Oilwell, Inc.+                                          77,000
 2,799   Newfield Exploration Company+                                   105,102
 2,300   Nuevo Energy Company+                                            40,135
 1,606   Patina Oil & Gas Corporation                                     51,633
 3,700   Patterson-UTI Energy, Inc.+                                     119,880
10,200   PetroQuest Energy, Inc.+                                         23,970
 5,400   Pioneer Natural Resources Company+                              140,940
 1,825   Plains Exploration & Production Company+                         19,728
 2,800   Pogo Producing Company                                          119,700
 6,200   Pride International, Inc.+                                      116,684
   800   Quicksilver Resources Inc.+                                      19,160
 1,800   Remington Oil & Gas Corporation+                                 33,084
 1,300   Spinnaker Exploration Company+                                   34,060
 2,200   St. Mary Land & Exploration Company                              60,060
 1,079   Stone Energy Corporation+                                        45,232
 1,700   Superior Energy Services, Inc.+                                  16,116
 1,700   Syntroleum Corporation+                                           4,522
 2,300   TEPPCO Partners, LP                                              84,180
 4,000   Tesoro Petroleum Corporation+                                    27,520
 2,000   TransMontaigne Inc.+                                             12,960
 1,800   Ultra Petroleum Corp.+                                           23,238
 1,500   Universal Compression Holdings, Inc.+                            31,290
 1,200   Valero L.P.                                                      52,152
   500   Valley National Gases Incorporated+                               2,975
 4,600   Varco International, Inc.+                                       90,160
 2,600   Vintage Petroleum, Inc.                                          29,328
 2,500   W-H Energy Services, Inc.+                                       48,700
 3,382   Westport Resources Corporation+                                  76,941
 7,500   XTO Energy, Inc.                                                150,825
                                                                      ----------
                                                                       2,724,610
                                                                      ----------

 DRUGS & MEDICINE - 10.4%
   600   1-800 CONTACTS, INC.+                                            14,688
 1,100   ABIOMED, Inc.+                                                    6,017
 2,400   ALARIS Medical, Inc.+                                            31,080
 1,900   ARIAD Pharmaceuticals, Inc.+                                      8,531
   900   ATS Medical, Inc.+                                                3,501
 3,000   AVANIR Pharmaceuticals (Class A)+                                 5,250
 2,900   AVANT Immunotherapeutics, Inc.+                                   8,642
 1,500   AVI BioPharma, Inc.+                                              9,195
 1,400   aaiPharma Inc.+                                                  27,832

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 3,500   Abgenix, Inc.+                                               $   36,715
   600   Able Laboratories, Inc.+                                         11,880
 1,603   Accredo Health, Incorporated+                                    34,945
 1,400   Aclara Biosciences Inc.+                                          5,922
   600   Advanced Neuromodulation Systems, Inc.+                          31,062
 4,100   AdvancePCS+                                                     156,743
 1,700   Air Methods Corporation+                                         13,175
 1,300   Albany Molecular Research, Inc.+                                 19,630
 1,700   Alexion Pharmaceuticals, Inc.+                                   28,985
 1,900   Align Technology, Inc.+                                          23,845
 3,800   Alkermes, Inc.+                                                  40,850
 1,700   Alliance Imaging, Inc.+                                           7,480
 5,800   Allos Therapeutics Inc.+                                         17,458
   800   Allscripts Healthcare Solutions, Inc.+                            2,936
 2,000   Alpharma, Inc. (Class A)                                         43,200
 1,500   Amedisys, Inc.+                                                   8,475
 1,300   American Healthways, Inc.+                                       46,956
 1,600   American Medical Systems Holdings, Inc.+                         26,992
 1,800   AmSurg Corp.+                                                    54,900
 4,700   Amylin Pharmaceuticals, Inc.+                                   102,883
 3,700   Andrx Group+                                                     73,630
 3,600   Antigenics Inc.+                                                 41,472
 1,200   Aphton Corporation+                                               9,888
 4,600   Apogent Technologies Inc.+                                       92,000
 2,500   Apria Healthcare Group Inc.+                                     62,200
 8,200   Aradigm Corporation+                                             14,760
 1,200   ArQule, Inc.+                                                     5,040
 1,400   Array BioPharma Inc.+                                             4,410
   600   Arrow International, Inc.                                        26,490
 1,600   ArthroCare Corporation+                                          26,816
   700   Aspect Medical Systems, Inc.+                                     5,166
   400   AtheroGenics, Inc.+                                               5,972
 1,700   Atrix Laboratories, Inc.+                                        37,383
 1,000   Avigen, Inc.+                                                     3,460
 2,679   Barr Laboratories, Inc.+                                        175,475
 2,500   Beckman Coulter Inc.                                            101,600
   100   Berkshire Bancorp Inc.                                            3,545
 5,200   Beverly Enterprises, Inc.+                                       18,200
   200   BioCryst Pharmaceuticals, Inc.+                                     728
 2,200   BioMarin Pharmaceutical Inc.+                                    21,472
 2,200   Biopure Corporation+                                             13,442
 1,100   Biosite Diagnostics Incorporated+                                52,910
   100   BioSource International, Inc.+                                      690
 1,000   BioSpecifics Technologies Corp.+                                    990
   900   BioSphere Medical Inc.+                                           5,400
   700   Bone Care International, Inc.+                                    9,730
   500   Bradley Pharmaceuticals, Inc.+                                    8,250
   100   BriteSmile, Inc.+                                                 2,560
   900   CIMA Labs Inc.+                                                  24,201
 2,400   CNS, Inc.+                                                       20,400
 1,650   CONMED Corporation+                                              30,129
 1,400   CV Therapeutics, Inc.+                                           41,524
   330   CYTOGEN Corporation+                                              2,749
 3,300   Cardiac Science, Inc.+                                            8,844
 1,800   CardioDynamics International Corporation+                         6,138
 1,476   CardioTech International, Inc.+                                   4,354
12,300   Caremark Rx, Inc.+                                              315,864
 2,000   Cell Therapeutics, Inc.+                                         19,460
 2,800   Cephalon, Inc.+                                                 115,248
   800   Cerus Corporation+                                                6,024
 1,900   Charles River Laboratories International, Inc.+                  61,142
 1,700   Chattem, Inc.+                                                   31,960
   700   Cholestech Corporation+                                           6,909
   100   ChromaVision Medical Systems, Inc.+                                 158
 1,700   Columbia Laboratories, Inc.+                                     19,125
 3,900   Community Health Care+                                           75,231
 3,300   Computerized Thermal Imaging, Inc.+                               1,452
 1,000   Conceptus, Inc.+                                                 14,050
 2,800   Conventry Health Care Inc.+                                     129,248
 1,200   Cooper Companies, Inc.                                           41,724
   142   Corautus Genetics Inc.+                                             419
 4,000   Corixa Corporation+                                              30,920
 3,400   Corvas International, Inc.+                                       9,180
   100   CorVel Corporation+                                               3,600
 2,700   Covance Inc.+                                                    48,870
 1,400   Cubist Pharmaceuticals, Inc.+                                    14,924
   500   Curative Health Services, Inc.+                                   8,500
 2,300   Curis, Inc.+                                                      8,395
 4,500   Cytyc Corporation+                                               47,340

36

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   900   D & K Healthcare Resources, Inc.                             $   14,526
 4,150   DENTSPLY International Inc.                                     169,735
 1,100   DRS Technologies, Inc.+                                          30,712
   600   DUSA Pharmaceuticals, Inc.+                                       1,506
 1,300   Dade Behring Holdings Inc.+                                      29,393
 1,600   Datascope Corp.                                                  47,248
 3,600   DaVita, Inc.+                                                    96,408
   900   Daxor Corporation+                                               14,040
 1,400   Deltagen, Inc.+                                                     182
 3,300   Dendreon Corporation+                                            19,602
 1,100   Diagnostic Products Corporation                                  45,155
   200   Diametrics Medical, Inc.+                                           238
   900   Digene Corporation+                                              24,507
 3,800   Discovery Laboratories Inc.+                                     24,396
   800   Durect Corporation+                                               1,928
   700   Dynacq International, Inc.+                                      11,760
   700   EPIX Medical, Inc.+                                               9,905
 1,400   E-Z-EM, Inc.                                                     11,760
 2,300   Edwards Lifesciences Corporation+                                73,922
 2,300   Emisphere Technologies, Inc.+                                     8,280
 6,500   Endo Pharmaceuticals Holdings, Inc.+                            109,980
 1,000   Endocardial Solutions, Inc.+                                      5,990
   200   Endologix, Inc.+                                                    684
 4,300   EntreMed, Inc.+                                                  17,845
   641   Enzo Biochem, Inc.+                                              13,794
 2,100   Enzon, Inc.+                                                     26,292
 2,200   Eon Labs, Inc.+                                                  77,330
   800   Exact Sciences Corporation+                                       8,768
 3,800   Express Scripts, Inc. (Class A)+                                259,616
 5,300   First Health Group Corp.+                                       146,280
 1,750   First Horizon Pharmaceutical Corporation+                         6,913
18,400   Fonar Corporation+                                               23,920
 7,300   Genaera Corporation+                                             12,118
 1,500   Gene Logic Inc.+                                                  8,955
 2,000   Genelabs Technologies, Inc.+                                      3,000
11,200   Genentech, Inc.+                                                807,744
 2,700   Genome Therapeutics Corp.+                                        6,885
 2,400   Genta Incorporated+                                              31,968
   700   Genzyme Molecular Oncology+                                       1,645
 3,200   Geron Corporation+                                               23,552
 8,600   Gilead Sciences, Inc.+                                          477,988
   800   GlycoGenesys, Inc.+                                                 680
 4,600   Guilford Pharmaceuticals Inc.+                                   20,884
   100   HEICO Corporation (Class A)                                       1,220
 1,200   Haemonetics Corporation+                                         22,440
 5,300   Health Net Inc.+                                                174,635
   400   Healthcare Services Group, Inc.+                                  5,652
   800   HealthExtras, Inc.+                                               6,256
 1,300   Hemispherx Biopharma, Inc.+                                       2,444
 2,000   Henry Schein, Inc.+                                             104,680
   750   Hi-Tech Pharmacal Co., Inc.+                                     30,503
 1,800   Hollis-Eden Pharmaceuticals, Inc.+                               22,734
   900   Hologic, Inc.+                                                   11,862
 5,900   Human Genome Sciences, Inc.+                                     75,048
 2,900   Hydron Technologies, Inc.+                                        1,537
 3,900   ICN Pharmaceuticals, Inc.                                        65,364
 6,500   IDEC Pharmaceuticals Corporation+                               221,000
 2,400   IDEXX Laboratories, Inc.+                                        80,496
 3,200   I-Flow Corporation+                                              23,776
 1,300   IGEN International, Inc.+                                        40,820
 1,300   II-VI Incorporated+                                              30,004
 1,600   ILEX Oncology, Inc.+                                             31,056
 1,200   IMPATH Inc.+                                                     16,968
 1,200   INAMED Corporation+                                              64,428
   800   I-STAT Corporation+                                               7,192
 8,950   IVAX Corporation+                                               159,758
 4,221   Imclone Systems+                                                133,468
   600   Immucor, Inc.+                                                   13,074
 1,900   ImmunoGen, Inc.+                                                  8,113
 2,400   Immunomedics, Inc.+                                              15,144
 3,600   Impax Laboratories, Inc.+                                        43,164
 3,400   Incyte Genomics, Inc.+                                           15,776
 2,000   Indevus Pharmaceuticals, Inc.+                                   12,480
 1,400   Inkine Pharmaceutical Company, Inc.+                              4,648
 4,200   Insmed Incorporated+                                             11,298
 1,500   Inspire Pharmaceuticals, Inc.+                                   16,200
 1,400   Integra LifeSciences Holdings+                                   36,932
 1,500   InterMune Inc.+                                                  24,165
 2,500   Interpore International, Inc.+                                   31,700
    16   IntraBiotics Pharmaceuticals, Inc.+                                  64
 4,100   Introgen Therapeutics, Inc.+                                     22,345
 1,500   Intuitive Surgical, Inc.+                                        11,370
 1,400   Invacare Corp.                                                   46,200

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   740   Inverness Medical Innovations, Inc.+                         $   14,282
 5,100   Isis Pharmaceuticals, Inc.+                                      27,030
 1,200   K-V Pharmaceutical Company (Class A)+                            33,360
 1,200   Kendle International Inc.+                                        7,440
 1,600   Kensey Nash Corporation+                                         41,600
 1,900   Kyphon Inc.+                                                     28,728
 2,000   La Jolla Pharmaceutical Company+                                  6,540
 6,700   Laboratory Corporation of America Holdings+                     202,005
   100   Landauer, Inc.                                                    4,183
   300   The Langer Biomechanics Group, Inc.+                                945
 1,000   Large Scale Biology Corp.+                                        1,000
   800   LecTec Corporation+                                                 304
 2,100   Lexicon Genetics Incorporated+                                   14,091
 8,500   Life Medical Sciences, Inc.+                                      4,590
   700   Lifecore Biomedical, Inc.+                                        3,962
 2,400   LifePoint Hospitals, Inc.+                                       50,256
 3,600   Ligand Pharmaceuticals Incorporated (Class B)+                   48,924
 5,600   Lincare Holdings Inc.+                                          176,456
 1,800   MGI Pharma, Inc.+                                                46,134
 1,100   MIM Corporation+                                                  7,183
 1,100   MacroChem Corporation+                                            1,243
 1,400   Magellan Health Services, Inc.+                                      63
 1,300   Mannatech, Incorporated+                                          9,711
 1,500   Martek Biosciences Corporation+                                  64,410
   900   Maxim Pharmaceuticals, Inc.+                                      5,175
 3,600   Medarex, Inc.+                                                   23,724
 1,300   MedCath Corporation+                                              7,605
   600   The Med-Design Corporation+                                       2,952
 2,000   Medical Action Industries Inc.+                                  32,660
 2,200   The Medicines Company+                                           43,318
 1,400   Medicis Pharmaceutical (Class A)                                 79,380
 1,030   Medis Technologies Ltd.+                                          7,344
 1,000   MedQuist Inc.+                                                   20,240
   300   Medwave, Inc.+                                                    1,005
   700   Meridian Bioscience, Inc.                                         6,377
   713   Merit Medical Systems, Inc.+                                     14,246
 2,400   Mid Atlantic Medical Services, Inc.+                            125,520
11,973   Millennium Pharmaceuticals, Inc.+                               188,335
   500   Mine Safety Appliances Company                                   21,810
 1,000   Molecular Devices Corporation+                                   15,910
 8,500   Mylan Laboratories, Inc.                                        295,545
 1,300   Myriad Genetics, Inc.+                                           17,693
 4,200   NBTY Inc.+                                                       88,452
 1,700   NPS Pharmaceuticals, Inc.+                                       41,378
   800   Nabi Biopharmaceuticals+                                          5,488
   100   National Dentex Corporation+                                      2,045
   500   National Health Realty, Inc.                                      7,995
   400   National Healthcare Corporation+                                  7,872
   400   Natrol, Inc.+                                                       928
   800   Natures Sunshine Products, Inc.                                   6,384
 2,700   Nektar Therapeutics+                                             24,921
   786   NeoPharm, Inc.+                                                  10,886
 1,100   Neose Technologies, Inc.+                                        11,011
 1,600   Neurocrine Biosciences, Inc.+                                    79,904
   900   Neurogen Corporation+                                             4,104
 1,900   Northfield Laboratories Inc.+                                    14,630
 2,400   Novavax, Inc.+                                                   13,368
 2,300   Noven Pharmaceuticals, Inc.+                                     23,552
 1,900   Nutraceutical International Corporation+                         20,425
 1,064   Nuvelo, Inc.+                                                     2,117
 1,573   OSI Pharmaceuticals, Inc.+                                       50,666
 2,500   Oakley, Inc.+                                                    29,425
 1,400   Ocular Sciences, Inc.+                                           27,790
 5,000   Omnicare, Inc.                                                  168,950
 2,300   Onyx Pharmaceuticals, Inc.+                                      28,359
 1,500   OraSure Technologies, Inc.+                                      11,190
 2,100   Orthodontic Centers of America, Inc.+                            16,821
   700   Ostex International, Inc.+                                        1,547
 1,600   Owens & Minor, Inc.                                              35,760
 3,900   Oxford Health Plans, Inc.+                                      163,917
 1,800   PAREXEL International Corporation+                               25,110
 1,100   POZEN Inc.+                                                      12,078
 2,500   PRAECIS Pharmaceuticals Incorporated+                            12,250
 6,900   PSS World Medical, Inc.+                                         39,675
 1,700   PacifiCare Health Systems, Inc.+                                 83,861
 1,100   Pain Therapeutics, Inc.+                                          7,106
 3,700   Patterson Dental Company+                                       167,906

38

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,200   Pediatrix Medical Group, Inc.+                               $   42,780
   600   Penwest Pharmaceuticals Co.+                                     14,622
14,900   Peregrine Pharmaceuticals, Inc.+                                 21,754
 3,300   Perrigo Company                                                  51,612
 2,800   Pharmaceutical Product Development, Inc.+                        80,444
 1,500   Pharmaceutical Resources, Inc.+                                  72,990
 1,600   Pharmacopeia, Inc.+                                              13,200
 2,500   Pharmacyclics, Inc.+                                             11,850
 9,800   Pharmos Corporation+                                             19,894
   100   Physiometrix, Inc.+                                                 138
   600   PolyMedica Corporation                                           27,474
   500   Progenics Pharmaceuticals, Inc.+                                  7,530
 4,100   Protein Design Labs, Inc.+                                       57,318
 4,600   Proterion Corporation+                                            2,300
 1,900   Province Healthcare Company+                                     21,033
   300   ProxyMed, Inc.+                                                   3,873
   125   Psychemedics Corporation                                          1,019
   700   Q-Med, Inc.+                                                      5,369
 1,100   Radiologix, Inc.+                                                 4,620
 3,000   Regeneration Technologies, Inc.+                                 39,870
 2,100   Regeneron Pharmaceuticals, Inc.+                                 33,075
   800   RehabCare Group, Inc.+                                           11,720
 2,500   Renal Care Group, Inc.+                                          88,025
 1,200   Res-Care, Inc.+                                                   5,484
 1,700   ResMed Inc.+                                                     66,640
 2,400   Respironics, Inc.+                                               90,048
   900   Rita Medical Systems, Inc.+                                       3,213
 5,400   SICOR Inc.+                                                     109,836
   200   STAAR Surgical Company+                                           2,320
 3,200   STERIS Corporation+                                              73,888
 1,300   Sangamo Biosciences, Inc.+                                        3,705
 1,300   SangStat Medical Corporation+                                    17,017
 3,000   Savient Pharmaceuticals Inc.+                                    13,920
 1,300   SciClone Pharmaceuticals, Inc.+                                  11,128
 1,400   Select Medical Corporation+                                      34,762
 3,900   Sepracor Inc.+                                                   70,317
 1,200   Serologicals Corporation+                                        16,356
 2,300   Sierra Health Services, Inc.+                                    46,000
   133   Sirna Therapeutics, Inc.+                                         1,172
 1,000   Sola International Inc.+                                         17,400
   700   SonoSite, Inc.+                                                  13,965
   900   Specialty Laboratories, Inc.+                                     9,225
    16   Spectrum Pharmaceuticals Inc.+                                       75
 4,600   Star Scientific, Inc.+                                           15,824
 1,300   Sunrise Assisted Living, Inc.+                                   29,094
 3,800   SuperGen, Inc.+                                                  20,520
   900   Sybron Dental Specialties, Inc.+                                 21,240
 1,400   Synovis Life Technologies, Inc.+                                 27,636
 2,200   Tanox, Inc.+                                                     35,310
 8,500   Targeted Genetics Corporation+                                   15,385
 1,900   Third Wave Technologies+                                          8,550
 2,500   Thoratec Laboratories Corporation+                               37,250
 2,800   Titan Pharmaceuticals, Inc.+                                      6,608
   900   Transgenomic, Inc.+                                               1,710
 2,500   Transkaryotic Therapies, Inc.+                                   28,850
 2,846   Triad Hospitals, Inc.+                                           70,638
 1,500   Trimeris, Inc.+                                                  68,520
 1,600   TriPath Imaging, Inc.+                                           10,928
   700   Tripos, Inc.+                                                     5,565
 7,200   U.S.Oncology, Inc.+                                              53,208
   600   U.S. Physical Therapy, Inc.+                                      7,668
   900   USANA Health Sciences, Inc.+                                     39,789
 1,000   United Therapeutics Corporation+                                 21,780
 1,100   Universal Display Corporation+                                    9,812
 2,800   Universal Health Services, Inc. (Class B)+                      110,936
   700   Urologix, Inc.+                                                   1,799
 1,100   Utah Medical Products, Inc.+                                     22,055
 2,300   VISX, Incorporated+                                              39,905
   200   VIVUS, Inc.+                                                      1,028
   193   Valentis, Inc.+                                                     735
 2,900   Varian Medical Systems, Inc.+                                   166,953
 2,300   Vasomedical, Inc.+                                                2,760
 3,500   VaxGen, Inc.+                                                    18,130
   400   Ventana Medical Systems, Inc.+                                   10,872
 3,900   Ventas, Inc.                                                     59,085
 2,862   Vertex Pharmaceuticals Incorporated+                             41,785
   300   Viasys Healthcare Inc.+                                           6,210
 1,000   Vical Incorporated+                                               4,350
   900   Vicuron Pharmaceuticals Inc.+                                    12,762
 4,400   Vion Pharmaceuticals, Inc.+                                       7,216
13,900   Viragen, Inc.+                                                    3,336
   900   ViroPharma Incorporated+                                          2,340

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,500   Vital Signs, Inc.                                          $     38,940
   700   West Pharmaceutical Services, Inc.                               17,150
 1,700   Whitman Education Group, Inc.+                                   26,095
 1,200   Women First HealthCare, Inc.+                                     1,272
 1,400   Wright Medical Group, Inc.+                                      26,600
 1,000   XOMA Ltd.+                                                        5,330
 7,300   Zila, Inc.+                                                      20,995
   400   Zoll Medical Corporation+                                        13,424
                                                                    ------------
                                                                      12,563,656
                                                                    ------------

 ELECTRONICS - 5.6%
   700   ADE Corporation+                                                  6,006
 2,200   ANADIGICS, Inc.+                                                  7,238
 2,000   APAC Customer Services Inc.+                                      5,100
   800   ATMI, Inc.+                                                      19,976
 7,000   AVX Corporation                                                  76,930
 1,200   AXT, Inc.+                                                        1,404
   800   Acuity Brands, Inc.                                              14,536
 4,100   Acxiom Corp.+                                                    61,869
 3,900   Advanced Fibre Communications, Inc.+                             63,453
   500   Advanced Power Technology, Inc.+                                  3,865
78,400   Agere Systems Inc. (Class A)+                                   182,672
   200   Airnet Communications Corporation+                                  216
 1,500   Allen Telecom Inc.+                                              24,780
 1,400   Alliance Fiber Optic Products, Inc.+                              1,120
 1,962   Alliant Techsystems Inc.+                                       101,847
   400   American Physicians Capital, Inc.+                                9,700
   100   American Technical Ceramics Corp.+                                  535
 8,400   Amkor Technology, Inc.+                                         110,376
 2,200   Amphenol Corp. (Class A)+                                       103,004
   100   Amtech Systems, Inc.+                                               350
 1,200   Anaren Microwave, Inc.+                                          11,244
 1,800   Anixter International Inc.+                                      42,174
 2,700   Applera Corporation - Celera Genomics Group+                     27,864
 6,300   Arris Group Inc.+                                                31,248
 4,600   Arrow Electronics, Inc.+                                         70,104
 1,800   Artisan Components, Inc.+                                        40,698
 2,600   Aspect Communications Corporation+                               10,062
 1,250   AstroPower, Inc.+                                                 4,113
 1,800   Asyst Technologies, Inc.+                                        12,042
18,500   Atmel Corporation+                                               46,805
   200   Audiovox Corporation (Class A)+                                   2,238
 3,400   Avanex Corporation+                                              13,600
 1,500   Avid Technology, Inc.+                                           52,605
 4,574   Avnet, Inc.+                                                     57,998
   900   Aware, Inc.+                                                      2,007
   100   Axsys Technologies, Inc.+                                           964
   300   BEI Technologies, Inc.                                            3,600
   100   Badger Meter, Inc.                                                2,575
   900   Bel Fuse Inc. (Class A)                                          18,450
 1,200   Belden Inc.                                                      19,068
 1,000   Bell Microproducts Inc.+                                          4,270
 1,200   Benchmark Electronics, Inc.+                                     36,912
   200   Boston Acoustics, Inc.                                            1,932
 2,196   Brooks Automation, Inc.+                                         24,903
 2,200   Bruker Daltonics, Inc.+                                          11,726
 1,100   C&D Technologies, Inc.                                           15,796
 1,267   CCC Information Services Group Inc.+                             18,372
 1,800   C-COR.net Corp.+                                                  8,820
   200   CHRONIMED Inc.+                                                   1,966
15,700   CMGI Inc.+                                                       26,219
 1,600   CTS Corporation                                                  16,720
 2,600   Cable Design Technology+                                         18,590
 1,500   Cabot Microelectronics Corporation+                              75,705
10,500   Cadence Design Systems, Inc.+                                   126,630
 2,000   California Micro Devices Corporation+                             4,300
 1,300   Caliper Technologies Corp.+                                       5,915
   200   Captaris Inc.+                                                      684
   500   Celeritek, Inc.+                                                  3,660
 1,600   Cepheid, Inc.+                                                    7,904
   700   Champion Industries, Inc.                                         2,121
 2,100   Checkpoint Systems, Inc.+                                        29,715
 6,600   ChipPAC, Inc.+                                                   50,622
 4,100   Cirrus Logic, Inc.+                                              16,482
 2,300   Coherent, Inc.+                                                  55,039
 1,300   Cohu, Inc.                                                       20,280
 2,500   CommScope, Inc.+                                                 23,750

40

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,500   Computer Network Technology Corporation+                     $   12,150
 1,000   Comtech Communications+                                          28,190
12,900   Conexant Systems, Inc.+                                          64,500
 1,600   Cox Radio, Inc. (Class A)+                                       36,976
 3,400   Cree, Inc.+                                                      55,352
 1,300   Cubic Corporation                                                28,886
 1,900   Cyberonics, Inc.+                                                40,869
 2,200   Cymer, Inc.+                                                     69,432
 5,700   Cypress Semiconductor Corporation+                               68,400
 1,700   DSP Group, Inc.+                                                 36,601
   100   Dataram Corporation+                                                305
 2,200   Daktronics, Inc.+                                                35,970
 1,600   Dionex Corporation+                                              63,600
   500   Ducommun Incorporated+                                            7,050
 1,200   DuPont Photomasks, Inc.+                                         22,596
 1,400   Dynamic Research Corporation+                                    21,350
 1,200   EDO Corporation                                                  21,240
 1,900   EMCORE Corporation+                                               6,232
   500   EMS Technologies, Inc.+                                           6,635
 2,300   ESS Technology, Inc.+                                            22,425
 1,500   Electro Scientific Industries, Inc.+                             22,740
 1,700   Electroglas, Inc.+                                                2,227
 2,000   Electronics Boutique Holdings Corp.+                             46,220
 2,700   Electronics for Imaging, Inc.+                                   54,783
 3,700   Emulex Corporation+                                              84,249
 4,000   Energizer Holdings, Inc.+                                       125,600
   900   Energy Conversion Devices, Inc.+                                  8,190
 1,387   Engineered Support Systems, Inc.                                 58,046
    25   Entrada Networks, Inc.+                                               7
   400   Esterline Technologies Corporation+                               6,964
 1,900   Exar Corporation+                                                30,077
   100   Excel Technology, Inc.+                                           2,283
 1,200   FEI Company+                                                     22,512
 1,600   FLIR Systems, Inc.+                                              48,240
 5,400   FSI International, Inc.+                                         21,060
 4,000   Fairchild Semiconductor
           Corporation (Class A)+                                         51,160
 2,500   FiberCore, Inc.+                                                    550
 2,500   FuelCell Energy, Inc.+                                           20,475
 1,400   GTC Biotherapeutics, Inc.+                                        4,802
 1,600   General Cable Corporation                                         8,640
   900   Gerber Scientific, Inc.+                                          5,994
 2,700   Getty Images, Inc.+                                             111,510
   500   Glenayre Technologies, Inc.+                                        685
 6,318   GlobespanVirata, Inc.+                                           52,124
 1,600   Harman International
           Industries, Incorporated                                      126,624
 3,600   Harmonic Inc.+                                                   14,652
 2,600   Harris Corporation                                               78,130
 1,520   Harvard Bioscience, Inc.+                                         5,776
 3,700   Hearst-Argyle Television, Inc.+                                  95,830
 1,350   Herley Industries, Inc.+                                         22,923
   400   hi/fn, inc.+                                                      3,564
 3,000   Hollywood Entertainment Corporation+                             51,600
   600   Hungarian Telephone and Cable Corp.+                              5,490
 1,800   Hutchinson Technology Incorporated+                              59,202
   200   IXYS Corporation+                                                 1,594
 1,700   Illumina, Inc.+                                                   5,100
 3,400   Integrated Circuit Systems, Inc.+                               106,862
 1,300   Integrated Silicon Solution, Inc.+                                9,022
 4,500   Interactive Data Corporation+                                    76,050
   100   Interlink Electronics, Inc.+                                        611
 1,702   Intermagnetics General Corporation+                              33,768
 2,400   International Rectifier Corp.+                                   64,368
 5,396   Intersil Holding Corporation (Class A)+                         143,588
 1,200   Itron, Inc.+                                                     25,872
 2,100   Ixia+                                                            13,503
 1,300   JNI Corp.+                                                        6,409
   600   Keithley Instruments, Inc.                                        8,670
 3,300   Kemet Corp.+                                                     33,330
 3,900   Kopin Corporation+                                               23,868
 2,400   Kulicke and Soffa Industries+                                    15,336
 4,900   LAM Research Corp.+                                              89,229
   100   LCC International, Inc. (Class A)+                                  274
 5,100   Lattice Semiconductor Corporation+                               41,973
   500   LeCroy Corporation+                                               4,830
   100   LightPath Technologies, Inc. (Class A)+                             301
   600   Littelfuse Inc.+                                                 13,416
 6,070   Loral Space & Communications Ltd.+                               18,514

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   200   MCK Communications, Inc.+                                    $      516
10,500   MEMC Electronic Materials, Inc.+                                102,900
 2,453   MKS Instruments, Inc.+                                           44,326
 5,587   MRV Communications, Inc.+                                        11,300
 2,600   MTS Systems Corporation                                          38,324
   100   M~WAVE, Inc.+                                                        77
 2,860   Macromedia, Inc.+                                                60,174
 1,800   Mattson Technology, Inc.+                                         5,562
   400   Maxwell Technologies, Inc.+                                       2,304
   500   Mestek, Inc.+                                                     9,000
 2,100   Methode Electronics (Class A)                                    22,575
 1,700   Microsemi Corporation+                                           27,200
 5,400   Microtune, Inc.+                                                 17,280
 3,300   Nanogen, Inc.+                                                    9,702
   600   Nanometrics Incorporated+                                         4,248
   600   Nanophase Technologies Corporation+                               3,048
 1,600   NeoMagic Corporation+                                             2,480
   700   Neoware Systems, Inc.+                                           10,738
 3,400   Netopia, Inc.+                                                   13,226
 1,999   Netro Corporation+                                                5,757
 3,000   New Focus, Inc.+                                                 11,220
 1,700   Newport Corporation+                                             25,160
   500   North Coast Energy, Inc.+                                         4,640
   800   Novoste Corporation+                                              4,800
   800   Nu Horizons Electronics Corp.+                                    4,800
 8,700   ON Semiconductor Corporation+                                    23,490
   700   OSI Systems, Inc.+                                               11,242
 1,100   OmniVision Technologies, Inc.+                                   34,320
 1,800   Oplink Communications, Inc.+                                      3,366
   400   Optical Communication Products, Inc.+                               720
   120   P-Com, Inc.+                                                         11
 1,100   PLX Technology, Inc.+                                             4,334
   950   Park Electrochemical Corp.                                       18,953
   800   ParkerVision, Inc.+                                               5,240
 1,100   Parlex Corporation+                                               8,460
 2,900   Paxson Communications Corporation+                               17,371
 1,500   Pemstar Inc.+                                                     6,285
 1,000   Pericom Semiconductor Corporation+                                9,300
 1,100   Photon Dynamics, Inc.+                                           30,393
 2,400   Pinnacle Systems, Inc.+                                          25,680
 2,200   Pioneer-Standard Electronics, Inc.                               18,656
 1,700   Pixelworks, Inc.+                                                10,098
 1,900   Plantronics, Inc.+                                               41,173
 1,500   Plexus Corporation+                                              17,295
   500   Powell Industries, Inc.+                                          7,320
 1,600   Power Integrations, Inc.+                                        38,912
 2,400   Powerwave Technologies, Inc.+                                    15,048
   900   Preformed Line Products Company                                  12,609
14,129   Proxim Corporation (Class A)+                                    20,628
   200   QuickLogic Corporation+                                             644
 5,200   REMEC, Inc.+                                                     36,192
10,200   RF Micro Devices, Inc.+                                          61,404
 4,900   Rambus Inc.+                                                     81,193
 1,200   Rayovac Corporation+                                             15,540
 6,300   Riverstone Networks, Inc.+                                        7,434
   400   Robotic Vision Systems, Inc.+                                       144
 1,700   Rofin-Sinar Technologies, Inc.+                                  24,021
   900   Rudolph Technologies, Inc.+                                      14,364
 1,100   SIPEX Corporation+                                                5,390
 3,300   Saflink Corp+                                                    20,922
 1,200   The Sagemark Companies Ltd.+                                      3,060
 3,200   ScanSoft, Inc.+                                                  17,376
   500   Semitool, Inc.+                                                   2,465
 2,700   Semtech Corporation+                                             38,448
 2,200   Silicon Laboratories Inc.+                                       58,608
 3,700   Silicon Storage Technology, Inc.+                                15,503
 1,500   Siliconix Incorporated+                                          54,150
 3,300   Sirenza Microdevices, Inc.+                                       6,699
 6,400   Skyworks Solutions, Inc.+                                        43,328
 2,500   Somera Communications, Inc.+                                      3,650
   800   SpectraLink Corporation+                                          7,904
 1,100   Standard Microsystems Corporation+                               16,687
 4,000   Stratex Networks, Inc.+                                          12,800
   200   Suntron Corp+                                                       566
   220   Superconductor Technologies Inc.+                                   506
   100   Superior TeleCom Inc.+                                                4
   100   Supertex, Inc.+                                                   1,837
 1,176   SymmetriCom, Inc.+                                                5,174
 2,900   THQ Inc.+                                                        52,200
   100   TTM Technologies, Inc.+                                             469
 1,100   Technitrol, Inc.+                                                16,555
 3,000   Tekelec+                                                         33,900
   300   Telaxis Communications Corporation+                                 234
 1,500   Teledyne Technologies Incorporated+                              19,650

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,800   Tellium, Inc.+                                               $    1,638
 4,200   Terayon Communication Systems, Inc.+                             11,466
 6,400   Therma-Wave Inc.+                                                13,312
   900   Three-Five Systems, Inc.+                                         6,210
   700   Tollgrade Communications, Inc.+                                  13,055
 5,400   Transmeta Corporation+                                            8,640
 3,600   TranSwitch Corporation+                                           4,860
 1,700   Tripath Technology Inc.+                                          1,292
 4,845   TriQuint Semiconductor, Inc.+                                    20,155
   200   Tvia, Inc.+                                                         194
 1,200   Tweeter Home Entertainment Group, Inc.+                          10,416
 2,400   Ultralife Batteries,Inc.+                                        24,000
   600   United Industrial Corporation                                     9,780
   600   Unitil Corporation                                               14,460
 1,800   Valence Technology, Inc.+                                         5,382
 2,200   Varian Inc.+                                                     76,274
 2,300   Varian Semiconductor Equipment
           Associates, Inc.+                                              68,448
 1,300   ViaSat, Inc.+                                                    18,642
 1,800   Vicor Corporation+                                               17,280
   300   Virage Logic Corporation+                                         2,172
 5,926   Vishay Intertechnology, Inc.+                                    78,223
 9,900   Vitesse Semiconductor Corporation+                               48,708
    66   Vyyo Inc.+                                                          200
 6,500   WJ Communications, Inc.+                                          6,630
10,100   Western Digital Corporation+                                    104,030
 4,900   Western Wireless Corporation (Class A)+                          56,497
   800   Wilson Greatbatch Technologies, Inc.+                            28,880
   200   Wire One Technologies, Inc.+                                        530
   900   Xicor, Inc.+                                                      5,643
 1,850   Zoran Corporation+                                               35,539
                                                                      ----------
                                                                       6,705,483
                                                                      ----------

 ENERGY - 0.0%
   100   Pacific Gulf Resources+                                               5
                                                                      ----------

 ENERGY & RAW MATERIALS - 2.4%
 1,000   APCO Argentina Inc.                                              22,220
   800   Altair Nanotechnologies, Inc.+                                      840
 3,600   Arabian American Development Company+                               108
 2,300   Arch Coal, Inc.                                                  52,854
   700   Atwood Oceanics, Inc.+                                           19,005
   100   Barnwell Industries, Inc.+                                        2,490
   400   Brigham Exploration Company+                                      2,040
   800   Buckeye Partners, LP                                             31,408
   300   CARBO Ceramics Inc.                                              11,175
 2,400   Cabot Oil & Gas Corporation (Class A)                            66,264
 1,481   Cimarex Energy Co.+                                              35,174
 2,500   Cooper Cameron Corporation+                                     125,950
   200   Dawson Geophysical Company+                                       1,620
 4,500   Denbury Resources Inc.+                                          60,435
   700   Dril-Quip, Inc.+                                                 12,740
 6,820   ENSCO International Incorporated                                183,458
 4,203   Emex Corporation+                                                     -
 7,300   Enterprise Products Partners LP                                 164,469
   700   Evergreen Resources, Inc.+                                       38,017
 1,000   The Exploration Company of Delaware+                              4,250
 2,800   FMC Technologies, Inc.+                                          58,940
 1,900   Forest Oil Corporation+                                          47,728
   500   Friede Goldman Halter, Inc.+                                          1
 4,400   Grant Prideco, Inc.+                                             51,700
14,300   Grey Wolf, Inc.+                                                 57,772
 2,800   Headwaters Incorporated+                                         41,132
 2,300   Helmerich & Payne, Inc.                                          67,160
 4,800   Horizon Offshore, Inc.+                                          23,904
 2,300   Joy Global Inc.+                                                 33,971
   900   Kestrel Energy, Inc.+                                               297
 6,600   Key Energy Services, Inc.+                                       70,752
 1,200   Kirby Corporation+                                               33,840
   300   Lufkin Industries, Inc.                                           7,338
    14   Lynx Therapeutics, Inc.+                                             52
   600   MAXXAM Inc.+                                                      8,700

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 3,700   Massey Energy Company                                        $   48,655
 2,400   NL Industries, Inc.                                              40,800
 3,800   Newpark Resources, Inc.+                                         20,824
 3,300   Noble Energy, Inc.                                              124,740
 1,500   Offshore Logistics, Inc.+                                        32,625
   600   Oil States International, Inc.+                                   7,260
10,900   Parker Drilling Company+                                         31,719
 2,100   Peabody Energy Corporation                                       70,539
   400   Penn Virginia Corporation                                        17,200
 3,300   Petroleum Development Corporation+                               30,096
 1,100   Petrominerals Corporation+                                          220
 1,900   Plains All American Pipeline, LP                                 59,812
 1,400   Plains Resources Inc.+                                           19,810
   650   Prima Energy Corporation+                                        13,572
 5,700   Prolong International Corporation+                                1,026
   100   RGC Resources, Inc.                                               2,334
 4,500   Range Resources Corporation+                                     28,215
12,500   Reliant Resources, Inc.+                                         76,625
 4,800   Smith International, Inc.+                                      176,352
 3,100   Southwestern Energy Company+                                     46,531
 1,900   Swift Energy Company+                                            20,900
 1,100   TC Pipelines, LP                                                 32,428
 2,800   Tidewater Inc.                                                   82,236
 1,900   Tom Brown, Inc.+                                                 52,801
 5,700   Trico Marine Services, Inc.+                                     22,344
 3,900   USEC Inc.                                                        27,378
 1,800   Unit Corporation+                                                37,638
 4,500   Valero Energy Corporation                                       163,485
 5,600   Weatherford International Ltd.+                                 234,640
 1,500   Western Gas Resources, Inc.                                      59,400
   400   World Fuel Services Corporation                                   9,836
 1,300   Xanser Corporation+                                               2,795
                                                                      ----------
                                                                       2,932,640
                                                                      ----------

 ENERGY & UTILITIES - 3.0%
 2,900   AGL Resources Inc.                                               73,776
 3,900   ALLETE, Inc.                                                    103,545
 3,500   Active Power, Inc.+                                               5,880
 4,200   Alliant Energy Corporation                                       79,926
   150   American States Water Company                                     4,095
 7,810   Aquila, Inc.                                                     20,150
   100   Artesian Resources Corporation (Class A)                          3,600
 2,700   Atmos Energy Corporation                                         66,960
 1,100   Avista Corporation                                               15,565
   200   BIW Limited                                                       3,630
 7,730   Beacon Power Corporation+                                         2,164
 1,100   Black Hills Corporation                                          33,770
   900   CH Energy Group, Inc.                                            40,500
   500   California Water Service Group                                   14,060
   100   Cascade Natural Gas Corporation                                   1,910
 2,766   Catalytica Energy Systems, Inc.+                                  7,468
   600   Central Vermont Public Service Corporation                       11,730
   300   Chesapeake Utilities Corporation                                  6,780
 2,500   Cleco Corporation                                                43,300
   400   Connecticut Water Service, Inc.                                  10,220
 7,300   DPL Inc.                                                        116,362
 5,000   DQE, Inc.                                                        75,350
   100   Delta Natural Gas Company, Inc.                                   2,349
 4,400   El Paso Electric Company+                                        54,252
 2,200   Empire District Electric Company                                 47,850
 2,400   Energen Corporation                                              79,920
 5,600   Energy East Corporation                                         116,256
   200   Energy West Incorporated                                          1,202
   200   EnergySouth, Inc.                                                 6,560
 2,900   Equitable Resources, Inc.                                       118,146
   133   Florida Public Utilities Company                                  2,175
 3,200   Great Plains Energy Incorporated                                 92,416
 1,000   Green Mountain Power Corporation                                 20,000
 1,700   Hawaiian Electric Industries, Inc.                               77,945
 1,500   IDACORPInc.                                                      39,375
   200   The Laclede Group, Inc.                                           5,360
 3,300   MDU Resources Group                                             110,517
   200   MGE Energy, Inc.                                                  6,276
   350   Middlesex Water Company                                           8,624
 2,400   NSTAR                                                           109,320
   900   NUI Corporation                                                  13,968
 3,100   National Fuel Gas Company                                        80,755
 1,400   New Jersey Resources Corporation                                 49,700
 6,500   Northeast Utilities                                             108,810
 1,200   Northwest Natural Gas Company                                    32,700
 5,400   Northwestern Corporation                                         10,800

44

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 3,600   OGE Energy Corp.                                             $   76,932
 3,800   ONEOK, Inc.                                                      74,594
   600   Otter Tail Company                                               16,188
 2,000   PNM Resources Inc.                                               53,500
   133   Pennichuck Corporation                                            3,285
 7,858   Pepco Holdings, Inc.                                            150,559
 2,731   Philadelphia Suburban Corporation                                66,582
 2,100   Piedmont Natural Gas
           Company, Inc.                                                  81,501
 3,500   Puget Energy, Inc.                                               83,545
 3,300   Questar Corporation                                             110,451
 5,800   SCANA Corporation                                               198,824
   800   SEMCO Energy, Inc.                                                4,656
   100   SJW Corp.                                                         8,525
 5,300   Sierra Pacific Resources+                                        31,482
   400   South Jersey Industries, Inc.                                    14,740
 4,120   Southern Union Company+                                          69,793
 1,500   Southwest Gas Corporation                                        31,770
 2,120   Southwest Water Company                                          29,616
   600   Streicher Mobile Fueling, Inc.+                                     630
 2,700   UGI Corporation                                                  85,590
   700   UIL Holdings Corporation                                         28,385
 1,600   UniSource Energy Corporation                                     30,080
 2,700   Vectren Corporation                                              67,635
 2,600   Veritas DGC Inc.+                                                29,900
 2,200   WGL Holdings Inc.                                                58,740
 1,500   WPS Resources Corporation                                        60,300
 3,600   Westar Energy, Inc.                                              58,428
 5,300   Wisconsin Energy Corporation                                    153,700
                                                                      ----------
                                                                       3,615,948
                                                                      ----------

 ENGINEERING & CONSTRUCTION - 0.0%
     2   Baran Group Ltd.+                                                    17
                                                                      ----------

 ENTERTAINMENT - 0.0%
   100   GC Companies, Inc.+                                                  15
                                                                      ----------

 ENVIRONMENTAL CONTROL - 0.0%
 1,100   ATG Inc.+                                                             -
                                                                      ----------

 FOOD -0.0%
    12   Imperial Sugar Company
           (New Shares)+                                                      91
   100   Rica Foods, Inc.+                                                    40
                                                                      ----------
                                                                             131
                                                                      ----------

 FOOD & AGRICULTURAL - 2.4%
 5,300   7-Eleven, Inc.+                                                  55,915
   300   Alico, Inc.                                                       7,407
   900   American Italian Pasta Company
           (Class A)+                                                     37,485
   300   The Andersons, Inc.                                               3,675
   600   Atlantic Premium Brands, Ltd.+                                    1,020
 2,900   Aurora Food Inc.+                                                 1,015
   500   Bridgford Foods Corporation                                       3,780
 5,600   Bunge Limited                                                   160,160
   200   Cagle's Inc. (Class A)+                                             950
 1,802   Chiquita Brands International, Inc.+                             26,129
   400   Coca-Cola Bottling Co. Consolidated                              21,840
 1,700   Corn Products International, Inc.                                51,051
 1,200   Cuisine Solutions, Inc.+                                            540
 2,000   DIMON Incorporated                                               14,320
 6,771   Dean Foods Company+                                             213,287
10,600   Del Monte Foods Company+                                         93,704
 1,800   Delta and Pine Land Company                                      39,564
 2,200   Dreyer's Grand Ice Cream Holdings, Inc.                         172,744
 2,700   Eden Bioscience Corporation+                                      4,347
   400   Embrex, Inc.+                                                     4,200
   100   Fisher Communications, Inc.+                                      4,891
 2,175   Flowers Foods, Inc.                                              42,978
   900   Fresh Brands, Inc.                                               12,510
 3,800   Fresh Del Monte Produce Inc.                                     97,622
 1,100   Gehl Company+                                                    11,220
   200   Glacier Water Services, Inc.+                                     3,080
   600   Golden Enterprises, Inc.                                          1,410
   300   Green Mountain Coffee, Inc.+                                      5,700
 1,000   Griffin Land & Nurseries, Inc.+                                  13,500
   700   Group 1 Software, Inc.+                                          12,929
 2,100   Hain Celestial Group, Inc.+                                      33,579
   400   Harris & Harris Group Inc.+                                       2,780
 4,100   Hines Horticulture, Inc.+                                         6,560

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,700   Horizon Organic Holding
           Corporation+                                               $   40,375
 5,500   Hormel Foods Corporation                                        130,350
 1,800   Ingles Markets, Incorporated (Class A)                           18,180
   900   International Multifoods+                                        20,619
 1,900   Interstate Bakeries Corporation                                  24,130
   400   J & J Snack Foods Corp.+                                         12,652
 2,900   The J.M. Smucker Company                                        115,681
   100   John B. Sanfilippo & Son+                                         1,632
14,500   Kraft Foods Inc. (Class A)                                      471,975
 1,400   Lance, Inc.                                                      12,782
   600   Lindsay Manufacturing Co.                                        13,932
   200   MGP Ingredients, Inc.                                             1,718
   700   Marsh Supermarkets, Inc. (Class B)                                8,470
   400   Maui Land & Pineapple Company, Inc.+                              8,992
   700   Monterey Pasta Company+                                           3,430
 1,700   Nash-Finch Company                                               28,305
   700   Neogen Corporation+                                              11,893
   800   Osteotech, Inc.+                                                 10,872
   900   The Pantry, Inc.+                                                 7,101
 6,927   PepsiAmericas, Inc.                                              87,003
   200   Pilgrim's Pride Corporation (Class B)                             1,934
 1,200   Provena Foods Inc.+                                               1,500
 1,432   Ralcorp Holdings, Inc.+                                          35,743
   400   Rocky Mountain Chocolate Factory, Inc.                            3,200
   500   Sanderson Farms, Inc.                                            14,050
 1,600   The Scotts Company (Class A)+                                    79,200
   200   Seneca Foods Corporation (Class A)+                               3,504
 2,100   Sensient Technologies Corporation                                48,279
   800   Smart & Final Inc.+                                               3,704
 5,000   Smithfield Foods, Inc.+                                         114,600
   800   Spartan Stores, Inc.+                                             2,152
 2,200   Spectrum Organic Products, Inc.+                                    880
   700   Standard Commercial Corporation                                  11,900
   400   Tasty Baking Company                                              4,200
   100   Tejon Ranch Co.+                                                  3,010
 7,000   Terra Industries, Inc.+                                           7,490
 2,427   Tootsie Roll Industries, Inc.                                    73,999
15,158   Tyson Foods, Inc. (Class A)                                     160,978
   400   U.S. Restaurant Properties, Inc.                                  6,280
   900   Uni-Marts, Inc.+                                                  1,620
 1,400   United Natural Foods, Inc.+                                      39,396
 1,100   Virbac Corporation+                                               6,666
 1,700   VistaCare, Inc. (Class A)+                                       41,327
 1,400   Wild Oats Markets, Inc.+                                         15,260
   800   Willamette Valley Vineyards, Inc.+                                1,104
   500   Zanett, Inc.+                                                     1,035
   100   Zapata Corporation+                                               4,864
                                                                      ----------
                                                                       2,879,859
                                                                      ----------

 GOLD - 0.2%
 7,900   Glamis Gold Ltd.+                                                90,613
 2,200   Gold Reserve Inc.+                                                3,740
13,100   Hanover Gold Company, Inc.+                                         721
   700   Inland Resources Inc.+                                              490
 2,000   MK Gold Company+                                                  1,400
 3,900   Meridian Gold Inc.+                                              44,811
 2,000   Royal Gold, Inc.                                                 42,980
12,700   U.S. Gold Corporation+                                            5,715
                                                                      ----------
                                                                         190,470
                                                                      ----------

 HEALTH CARE-PRODUCTS - 0.0%
   100   Gliatech Inc.+                                                        -
 1,900   Sparta Surgical Corporation+                                          -
   400   Sunrise Technologies
           International, Inc.+                                                4
                                                                      ----------
                                                                               4
                                                                      ----------

 HOLDING COMPANIES-DIVERSIFIED - 0.0%
   200   Kaiser Ventures LLC (Series A)+                                       -
                                                                      ----------

 HOME FURNISHINGS - 0.0%
     5   Vialta, Inc.+                                                         2
                                                                      ----------

 INSURANCE - 3.5%
 4,300   21st Century Insurance Group                                     61,490
 3,400   Alfa Corporation                                                 43,214
   414   Alleghany Corporation+                                           79,074

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 2,300   Allmerica Financial Corporation+                             $   41,377
 4,200   American Financial Group, Inc.                                   95,760
   600   American Medical Security Group,
           Inc.+                                                          11,460
 1,300   American National Insurance
           Company                                                       112,311
 2,600   AmerUs Group Co.                                                 73,294
 2,100   Arch Capital Group Ltd.+                                         72,933
 1,000   Argonaut Group, Inc.                                             12,330
 3,300   Arthur J. Gallagher & Co.                                        89,760
   700   Atlantic American Corporation+                                    1,729
   850   Baldwin & Lyons, Inc. (Class B)                                  20,188
 2,800   Berkley (W.R.) Corporation                                      147,560
    66   Berkshire Hathaway Inc. (Class B)+                              160,379
 2,600   Brown & Brown                                                    84,500
 2,000   Clark, Inc.+                                                     23,900
10,394   CNA Financial Corporation+                                      255,692
   800   CNA Surety Corporation                                            7,880
 3,200   Cobalt Corporation+                                              65,760
 1,500   The Commerce Group, Inc.                                         54,300
 2,400   Crawford & Company (Class B)                                     11,784
   900   Delphi Financial Group, Inc.
           (Class A)                                                      42,120
 1,566   Donegal Group Inc. (Class B)                                     19,638
   500   EMC Insurance Group, Inc.                                         9,275
 2,800   Erie Indemnity Company (Class A)                                115,500
   400   FBL Financial Group, Inc. (Class A)                               8,060
   300   FMS Financial Corporation                                         4,920
 1,900   FPIC Insurance Group, Inc.+                                      26,353
 5,231   Fidelity National Financial, Inc.                               160,906
 2,700   The First American Financial
           Corporation                                                    71,145
   200   First United Corporation                                          4,254
 4,100   Fremont General Corporation                                      56,170
 2,100   Great American Financial
           Resources, Inc.                                                27,531
 2,500   HCC Insurance Holdings, Inc.                                     73,925
 1,200   Harleysville Group Inc.                                          27,624
 1,500   Hilb, Rogal and Hamilton Company                                 51,060
 2,600   Hooper Holmes, Inc.                                              16,744
 2,100   Horace Mann Educators Corporation                                33,873
   400   Independence Holding Company                                      8,444
   600   Infinity Property & Casualty
           Corporation                                                    14,160
   600   Insurance Auto Auctions, Inc.+                                    7,536
   400   Kansas City Life Insurance Company                               16,840
   700   The Liberty Corporation                                          29,750
 1,900   The MONY Group Inc.                                              51,205
   500   Markel Corporation+                                             128,000
   400   Meadowbrook Insurance Group, Inc.+                                1,268
   100   Merchants Group, Inc.                                             2,045
 2,200   Mercury General Corporation                                     100,429
   900   NYMAGIC, Inc.                                                    18,234
 1,000   National Medical Health Card
          Systems, Inc.+                                                   9,010
 2,100   Nationwide Financial Services,
           Inc. (Class A)                                                 68,250
   400   The Navigators Group, Inc.+                                      11,928
 3,300   Odyssey Re Holdings Corp.                                        69,630
 4,400   Ohio Casualty Corporation+                                       57,992
 5,500   Old Republic International
           Corporation                                                   188,485
   700   PICO Holdings, Inc.+                                              9,100
 3,600   PMA Capital Corporation (Class A)                                45,252
 4,100   The PMI Group, Inc.                                             110,043
   750   Penn-America Group, Inc.                                          8,438
 1,000   Penn Treaty American Corporation+                                 1,750
 1,000   Philadelphia Consolidated Holding
           Corp.+                                                         40,400
 6,900   The Phoenix Companies, Inc.                                      62,307
 3,000   Presidential Life Corporation                                    42,330
 1,400   ProAssurance Corporation+                                        37,786
 2,600   Protective Life Corporation                                      69,550
   600   RLI Corp.                                                        19,740
   200   RTW, Inc.+                                                          707
 3,644   Radian Group Inc.                                               133,552
 2,000   Reinsurance Group of America,
           Incorporated                                                   64,200
   400   SCPIE Holdings Inc.                                               3,072
 2,200   Selective Insurance Group, Inc.                                  55,110
 1,200   StanCorp Financial Group, Inc.                                   62,664
   900   State Auto Financial Corporation                                 20,205
   600   Sterling Financial Corporation+                                  13,950

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,700   Symons International Group, Inc.+                            $       34
 2,300   Transatlantic Holdings, Inc.                                    159,044
 1,300   Triad Guaranty Inc.+                                             49,335
 2,200   UICI+                                                            33,154
   300   Unico American Corporation+                                       1,155
   100   United Fire & Casualty Company                                    3,249
 3,000   Unitrin, Inc.                                                    81,360
 2,100   Universal American Financial Corp.+                              13,377
 1,900   Vesta Insurance Group, Inc.                                       4,370
 1,700   Zenith National Insurance Corp.                                  48,450
                                                                      ----------
                                                                       4,252,663
                                                                      ----------

 INTERNATIONAL OIL - 0.2%
 3,900   ATP Oil & Gas Corporation+                                       24,570
10,889   GlobalSantaFe Corporation                                       254,149
                                                                      ----------
                                                                         278,719
                                                                      ----------

 INTERNET - 0.0%
   200   AppliedTheory Corporation+                                            -
     1   divine, Inc. (Class A)+                                               -
     2   Evolve Software, Inc.+                                                -
    80   iBEAM Broadcasting Corporation+                                       -
    10   InterWorld Corporation+                                               1
 5,367   Mindspeed Technologies Inc.+                                     14,490
   200   NetObjects Inc.+                                                      -
 1,000   USinternetworking, Inc.+                                              -
                                                                      ----------
                                                                          14,491
                                                                      ----------

 IRON/STEEL - 0.0%
 1,400   Cold Metal Products, Inc.+                                            -
 9,000   Northwestern Steel and Wire
           Company+                                                           18
                                                                      ----------
                                                                              18
                                                                      ----------

 LEISURE TIME - 0.0%
   100   American Classic Voyages Co.+                                         -
                                                                      ----------

 LIQUOR - 0.2%
   500   The Boston Beer Company, Inc.
           (Class A)+                                                      7,200
 1,250   Central European Distribution
           Corporation+                                                   25,175
 1,900   The Chalone Wine Group, Ltd.+                                    14,763
 3,500   Constellation Brands, Inc. (Class A)+                           109,899
 5,400   Frederick Brewing Co.+                                              108
 1,000   Genesee Corporation (Class B)+                                    4,880
 1,100   National Beverage Corp.+                                         15,290
   100   Pyramid Breweries Inc.                                              350
 1,400   The Robert Mondavi Corporation
           (Class A)+                                                     35,434
                                                                      ----------
                                                                         213,099
                                                                      ----------

 LODGING - 0.0%
   600   Buckhead America Corporation+                                         -
   800   Hudson Hotels Corporation+                                            8
                                                                      ----------
                                                                               8
                                                                      ----------

 MEDIA - 5.4%
 2,200   ACTV, Inc.+                                                       2,156
 4,600   A.H. Belo Corporation (Class A)                                 102,855
 1,800   AMC Entertainment Inc.+                                          20,592
 2,000   Adolor Corporation+                                              24,540
   900   Advanced Marketing Services, Inc.                                11,700
 9,800   American Tower Corporation
           (Class A)+                                                     86,730
 1,400   Banta Corporation                                                45,318
   400   Beasley Broadcast Group, Inc.
           (Class A)+                                                      5,472
 1,800   Blockbuster Inc. (Class A)                                       30,330
 8,200   CNET Networks, Inc.+                                             51,086
    50   CTN Media Group, Inc.+                                                -
11,200   Cablevision Systems Corporation
           (Class A)+                                                    232,511
   600   Cadmus Communications
           Corporation                                                     5,334
17,700   Charter Communications, Inc.
           (Class A)+                                                     70,269

48

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   500   Consolidated Graphics, Inc.+                                 $   11,440
30,100   Cox Communications, Inc. (Class A)+                             960,188
 3,700   Crown Media Holdings, Inc.
           (Class A)+                                                     15,281
 3,600   Cumulus Media Inc. (Class A)+                                    68,148
   100   Daily Journal Corporation+                                        2,440
 4,100   The E.W. Scripps Company (Class A)                              363,752
12,100   EchoStar Communications
           Corporation (Series A)+                                       418,902
 2,100   Emmis Communications
           Corporation (Class A)+                                         48,195
 1,800   Entercom Communications Corp.+                                   88,218
 3,000   Entravision Communications
           Corporation (Class A)+                                         34,050
17,100   Fox Entertainment Group, Inc.
           (Class A)+                                                    492,137
 1,700   Gaylord Entertainment Company+                                   33,269
   200   Gray Television, Inc.                                             2,480
   300   Gray Television, Inc. (Class A)                                   3,690
 3,600   Harte-Hanks, Inc.                                                68,400
 5,000   Hispanic Broadcasting Corporation+                              127,250
 4,000   Hollinger International Inc.                                     43,080
 1,400   Information Holdings Inc.+                                       25,550
 2,900   Insight Communications Company,
           Inc.+                                                          38,222
26,220   InterActiveCorp+                                              1,037,523
   200   Intraware, Inc.+                                                    246
 2,500   John Wiley & Sons, Inc. (Class A)                                65,500
 1,200   Journal Register Co.+                                            21,708
 2,100   Lee Enterprises, Incorporated                                    78,813
   200   Lifeline Systems, Inc.+                                           5,680
 2,900   Martha Stewart Living Omnimedia,
           Inc. (Class A)                                                 27,231
 2,300   The McClatchy Company (Class A)                                 132,525
 1,000   Media General, Inc. (Class A)                                    57,200
 3,900   Mediacom Communications
           Corporation+                                                   38,493
10,500   Metro-Goldwyn-Mayer Inc.+                                       130,409
11,700   Metromedia International Group,
           Inc.+                                                           1,229
 1,750   Movie Gallery, Inc.+                                             32,288
   100   Network Equipment Technologies,
           Inc.+                                                             842
 8,334   PRIMEDIA Inc.+                                                   25,419
 8,900   PanAmSat Corporation+                                           164,026
 1,700   Penton Media, Inc.+                                                 935
   800   Playboy Enterprises, Inc.
           (Class B)+                                                     10,880
 1,000   Pulitzer Inc.                                                    49,420
 4,100   Radio One, Inc. (Class A)+                                       73,226
   500   Radio Unica Corp.+                                                  375
 2,000   Raindance Communications, Inc.+                                   4,980
 4,500   The Reader's Digest Association,
           Inc. (Class A)                                                 60,660
 1,900   Regent Communications, Inc.+                                     11,210
   425   Saga Communications, Inc.
           (Class A)+                                                      8,266
   900   Salem Communications Corporation
           (Class A)+                                                     18,010
 2,575   Scholastic Corporation+                                          76,684
 3,700   Sinclair Broadcast Group, Inc.
           (Class A)+                                                     42,957
   100   The Source Information
           Management Company+                                               759
 4,100   Spanish Broadcasting System,
           Inc. (Class A)+                                                33,415
   200   Thomas Nelson, Inc.+                                              2,500
 4,400   TiVo Inc.+                                                       53,592
22,800   USTMAN Technologies, Inc.+                                          524
   100   United Capital Corp.                                              3,480
 9,900   UniverCell Holdings, Inc.+                                           59
 2,400   Valassis Communications, Inc.+                                   61,728
 2,100   ValueVision International, Inc.
           (Class A)+                                                     28,623
   463   The Washington Post Company
           (Class B)                                                     339,333
 4,900   Westwood One, Inc.+                                             166,257
 6,700   XM Satellite Radio Holdings Inc.
           (Class A)+                                                     74,035
 1,200   Young Broadcasting Inc. (Class A)+                               25,356
                                                                      ----------
                                                                       6,499,981
                                                                      ----------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 METAL FABRICATE/HARDWARE - 0.0%
   600   Morton Industrial Group, Inc.+                               $      300
                                                                      ----------

 MISCELLANEOUS - 2.4%
 1,200   @Road, Inc.+                                                     13,104
 1,000   AMERIGROUP Corporation+                                          37,200
 1,300   AMN Healthcare Services, Inc.+                                   16,510
 3,200   ARAMARK Corporation (Class B)+                                   71,744
 7,300   AT&T Latin America Corp. (Class A)+                                 876
   200   Acme Communications, Inc.+                                        1,520
 1,800   Advance Auto Parts, Inc.+                                       109,620
 2,900   Advanced Medical Optics, Inc.+                                   49,445
 1,300   The Advisory Board Company+                                      52,676
 2,000   Alaska Communications Systems
           Holdings, Inc.+                                                 7,040
   700   Alliance Data Systems Corp+                                      16,380
 1,500   Alliance Resource Partners, L.P.                                 40,875
 2,000   American Home Mortgage
           Holdings, Inc.                                                 39,160
   500   American Pharmaceutical
           Partners, Inc.+                                                16,950
 4,400   aQuantive, Inc.+                                                 46,200
   300   Asbury Automotive Group Inc.+                                     4,044
 4,700   The Banc Corporation                                             30,879
   800   Braun Consulting, Inc.+                                           1,360
 1,200   CTI Molecular Imaging, Inc.+                                     22,692
 1,100   Centene Corporation+                                             42,790
   300   Charter Financial Corporation                                     8,475
 1,800   Chicago Mercantile Exchange                                     125,334
 1,100   Ciphergen Biosystems, Inc.+                                      11,275
   300   CityBank                                                          8,118
 2,000   Coinstar, Inc.+                                                  37,720
 1,000   DSL.net, Inc.+                                                      520
 1,200   Ditech Communications Corporation+                                5,976
   210   Dover Downs Gaming &
           Entertainment, Inc.                                             1,943
 5,000   E-LOAN, Inc.+                                                    29,150
    50   EasyLink Services Corporation
           (Class A)+                                                         35
    40   eLoyalty Corporation+                                               156
   200   eMagin Corporation+                                                 118
 1,051   Enbridge Energy Management, LLC+$                                47,934
 1,700   Encore Capital Group, Inc.+                                      14,705
 1,400   Esperion Therapeutics, Inc.+                                     27,426
   100   Exchange National Bancshares, Inc.                                5,568
 1,600   ExpressJet Holdings, Inc.+                                       24,160
 5,600   Extreme Networks, Inc.+                                          29,680
   300   FNB Corporation                                                   8,121
    10   FiberNet Telecom Group, Inc.+                                        10
 1,600   FindWhat.com+                                                    30,304
 9,300   Finisar Corporation+                                             14,415
   200   First M&F Corporation                                             6,544
   615   First Place Financial Corp.                                      10,652
     8   Five Star Quality Care, Inc.+                                        12
   300   Frontline Capital Group+                                              2
   800   Galyan's Trading Company+                                        11,472
 1,000   GameStop Corporation+                                            12,920
 1,400   General Maritime Corporation+                                    14,210
 3,300   Genesis Health Ventures, Inc.+                                   58,245
   700   Gen-Probe Incorporated+                                          28,609
   500   GoAmerica, Inc.+                                                    175
 1,100   HealthTronics Surgical Services, Inc.+                            9,900
   300   i3 Mobile, Inc.+                                                    144
   900   Imagistics International Inc.+                                   23,220
   900   Inergy, LP                                                       34,974
   400   Integrated Defense Technologies,
           Inc.+                                                           6,204
   700   Inveresk Research Group, Inc.+                                   12,593
 1,600   iPayment Holdings, Inc.+                                         38,192
 2,700   JetBlue Airways Corporation+                                    114,183
   900   Kindred Healthcare, Inc.+                                        16,056
   900   Kirkland's, Inc.+                                                14,535
 1,300   Lin TV Corp. (Class A)+                                          30,615
   300   Liquid Audio, Inc.                                                  105
 2,100   Liquidmetal Technologies+                                        10,773
   100   Lynch Interactive Corporation+                                    2,410
 1,500   MCG Capital Corporation                                          21,750
 1,900   Magma Design Automation, Inc.+                                   32,585
 3,900   The Management Network Group,
           Inc.+                                                           7,605
   800   ManTech International Corporation
           (Class A)+                                                     15,344
   200   Manufacturers' Services Limited+                                    970

50

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   700   Medical Staffing Network
           Holdings, Inc.+                                            $    4,900
 4,500   MedSource Technologies, Inc.+                                    19,125
   500   MicroFinancial Incorporated                                         920
   400   Monolithic System Technology, Inc.+                               3,624
 2,500   Mykrolis Corporation+                                            25,375
   500   NIC Inc.+                                                         1,460
 3,000   NTL Incorporated+                                               102,360
   400   Nassda Corporation+                                               3,088
    13   NaviSite, Inc.+                                                      34
   178   Nco Portfolio Management
           Inc+                                                            1,046
 1,400   NetFlix Inc.+                                                    35,770
   100   Netsol International, Inc.+                                          68
    60   Niku Corporation+                                                   273
   186   Novatel Wireless, Inc.+                                             448
   100   Nucentrix Broadband Networks, Inc.+                                  88
 1,100   Odyssey Healthcare, Inc.+                                        40,700
   200   On2.com Inc.+                                                       250
 6,783   Openwave Systems Inc.+                                           13,227
 3,100   Opsware, Inc.+                                                   12,462
   800   Overstock.com, Inc.+                                             11,608
   200   PDF Solutions, Inc.+                                              2,310
   900   PYR Energy Corporation+                                             486
   500   Pacer International, Inc.+                                        9,430
 1,100   Pacific Energy Partners, LP                                      28,435
   500   Pacific Union Bank                                                6,795
   160   PacificNet Inc.+                                                    349
   500   Packaging Dynamics Corp+                                          3,625
 2,200   Paradyne Networks, Inc.+                                          3,960
   900   ParthusCeva, Inc.+                                                7,335
   600   Peets Coffee & Tea Inc.+                                         10,476
 1,200   Peoples Financial Corporation                                    16,836
 5,700   Pinnacor Inc.+                                                   10,944
 1,300   Portfolio Recovery Associates, Inc.+                             40,547
   800   PracticeWorks, Inc.+                                             15,440
 3,400   Premcor Inc.+                                                    73,270
   266   Psychiatric Solutions, Inc.+                                      2,580
 1,300   Quantum Fuel Systems
           Technologies Worldwide, Inc.+                                   2,899
 1,500   Quovadx, Inc.+                                                    4,485
 3,400   Regal Entertainment Group (Class A)                              80,172
 1,775   The SCO Group, Inc.+                                             16,987
   700   SCS Transportation, Inc.+                                         8,841
   100   SFBC International, Inc.+                                         1,810
   200   Sagnet Technology, Inc.+                                             30
   800   Salix Pharmaceuticals, Ltd.+                                      8,392
   600   Salon Media Group, Inc.+                                             30
 1,400   Saxon Capital, Inc.+                                             24,332
 2,400   Seagate Technology                                               42,360
   800   Seminis, Inc. (Class A)+                                          2,944
 3,300   Silicon Image, Inc.+                                             18,414
   600   SimpleTech, Inc.+                                                 2,406
 1,000   Sonic Innovations, Inc.+                                          3,610
   880   SoundView Technology Group, Inc.+                                 8,906
 1,700   Support.com, Inc.+                                               11,033
 3,595   SureBeam Corporation (Class A)+                                   9,527
   300   Synaptics Incorporated+                                           4,038
   200   Telecommunication Systems, Inc.
           (Class A)+                                                        414
 2,000   Therasense, Inc.+                                                20,000
 1,400   Thousand Trails, Inc.+                                           20,090
   277   Tumbleweed Communications
           Corporation+                                                      715
   200   U.S.I. Holdings Corporation+                                      2,340
 1,311   Umpqua Holdings Corporation                                      24,896
 2,002   United Online, Inc.+                                             50,731
 1,300   United Surgical Partners
         International, Inc.+                                             29,367
   800   VCA Antech, Inc.+                                                15,656
 2,300   Veridian Corporation+                                            80,247
 4,900   Weight Watchers International, Inc.+                            222,901
 1,200   Williams Energy Partners LP                                      56,832
 1,400   WilTel Communications, Inc.+                                     20,636
   900   Zymogentics, Inc.+                                               10,476
                                                                      ----------
                                                                       2,903,368
                                                                      ----------

 MISCELLANEOUS FINANCE - 12.4%
 1,000   1st Source Corporation                                           18,560
 3,700   A.G. Edwards, Inc.                                              126,540
 2,200   AMCORE Financial, Inc.                                           51,216
   300   ASB Financial Corp.                                               5,097
 1,300   Acadia Realty Trust                                              11,895

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,700   Accredited Home Lenders
           Holding Company+                                           $   33,354
 1,700   Advanta Corp. (Class A)                                          16,728
 1,000   Affiliated Managers Group, Inc.+                                 60,950
   900   Agree Realty Corporation                                         21,879
   700   Alexandria Real Estate Equities, Inc.                            31,500
 4,200   Alliance Capital Management Holding LP                          153,300
 5,665   Allied Capital Corporation                                      130,862
   900   AmerAlia, Inc.+                                                     450
 3,300   American Capital Strategies, Ltd.                                82,302
   700   American Insured Mortgage Investors LP, Series 86                 2,009
   400   American Insured Mortgage Investors LP, Series 88                 1,592
   200   American Land Lease, Inc.                                         3,360
   500   American Realty Investors, Inc.+                                  6,125
 6,000   AmeriCredit Corp.+                                               51,300
21,500   Ameritrade Holding Corporation+                                 159,315
 1,100   Amli Residential Properties Trust                                25,905
   100   Ampal-American Israel Corporation (Class A)+                        284
 4,800   Annaly Mortgage Management Inc.                                  95,568
   800   Anthracite Capital, Inc.                                          9,648
 1,300   Anworth Mortgage Asset Corporation                               20,046
 2,500   Apex Mortgage Capital, Inc.                                      13,675
 3,200   Arden Realty, Inc.                                               83,040
   800   Associated Estates Realty Corporation                             5,256
 3,800   Astoria Financial Corporation                                   106,134
   200   Atalanta/Sosnoff Capital Corporation+                             2,710
   300   Atlantic Realty Trust                                             3,702
   400   Atlantis Plastics, Inc. (Class A)+                                2,820
   300   BNP Residential Properties, Inc.                                  3,240
 2,134   BOK Financial Corporation+                                       82,308
 2,400   BP Prudhoe Bay Royalty Trust                                     45,336
 2,300   BRE Properties, Inc. (Class A)                                   76,360
 2,600   BankUnited Financial Corporation (Class A)+                      52,390
   500   Banner Corporation                                               10,250
   400   Banyan Strategic Realty Trust                                       120
 3,800   Bay View Capital Corporation+                                    21,964
   800   Bedford Property Investors, Inc.                                 22,720
    60   Berkshire Hathaway Inc. (Class A)+                            4,350,000
 1,000   BlackRock, Inc.+                                                 45,040
   800   Boca Resorts, Inc. (Class A)+                                    10,400
 1,700   Brandywine Realty Trust                                          41,854
 2,100   CBL & Associates Properties, Inc.                                90,300
 9,700   CIT Group Inc.                                                  239,105
 1,500   CVB Financial Corp.                                              29,280
 2,600   Camden Property Trust                                            90,870
 2,300   Capital Automotive                                               64,377
 2,600   Capstead Mortgage Corporation                                    29,302
 3,100   CarrAmerica Realty Corporation                                   86,211
   330   Cascade Financial Corporation                                     4,967
 1,400   Cathay Bancorp, Inc.                                             62,412
   600   Cedar Income Fund, Ltd.+                                          3,132
 1,200   CenterPoint Properties Corporation                               73,500
   600   Central Pacific Financial Corp.                                  16,620
 1,700   Ceres Group, Inc.+                                                4,896
 2,000   Charter Municipal Mortgage Acceptance Company                    38,020
 2,200   Chateau Communities, Inc.                                        65,098
 2,100   Chelsea Property Group, Inc.                                     84,651
   971   Citizens, Inc.+                                                   7,059
   300   Coastal Bancorp, Inc.                                             8,526
   430   Coastal Financial Corporation                                     5,521
 1,200   Colonial Properties Trust                                        42,228
 2,200   Commercial Capital Bancorp, Inc.+                                33,770
 2,300   Commercial Federal Corporation                                   48,760
 1,991   Commercial Net Lease Realty                                      34,325
 1,900   CompuCredit Corporation+                                         23,085
 2,400   Cornerstone Realty Income Trust, Inc.                            17,544
 1,300   Correctional Properties Trust                                    36,400
   900   Corrections Corporation of America+                              22,797
   200   Cotton States Life Insurance Company                              2,016
 2,300   Cousins Properties, Inc.                                         64,170
 1,000   Crescent Operating, Inc.+                                           240
 3,900   Crown American Realty Trust                                      41,886

52

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 3,700   DVI, Inc.+                                                   $   17,279
   700   Danielson Holding Corporation+                                    1,120
 4,383   Developers Diversified Realty Corporation                       124,653
 1,100   Downey Financial Corp.                                           45,430
14,500   E* TRADE Group, Inc.+                                           123,250
   529   ESB Financial Corporation                                         7,142
 1,800   East West Bancorp, Inc.                                          65,052
   200   Eastern Virginia Bankshares, Inc.                                 4,602
 1,200   EastGroup Properties, Inc.                                       32,400
 2,800   Eaton Vance Corp.                                                88,480
   800   Entertainment Properties Trust                                   23,000
   100   ePlus inc.+                                                       1,065
 1,655   Equity One, Inc.                                                 27,142
 1,700   eSPEED, Inc. (Class A)+                                          33,592
   800   Essex Property Trust, Inc.                                       45,800
   900   The FINOVA Group Inc.+                                              171
 2,700   Federal Realty Investment Trust                                  86,400
   700   Fidelity Bankshares, Inc.                                        15,610
   300   Financial Federal Corporation+                                    7,320
   400   Financial Industries Corporation                                  5,896
 2,400   First Albany Companies Inc.                                      28,968
   700   First Community Bancorp                                          21,819
   300   First Defiance Financial Corp.                                    5,952
   300   First Financial Corporation                                      15,870
 1,500   First Financial Holdings, Inc.                                   40,560
   500   First Indiana Corporation                                         8,560
 2,600   First Industrial Realty Trust, Inc.                              82,160
   800   First SecurityFed Financial, Inc.                                19,928
   300   First Sentinel Bancorp Inc.                                       4,791
 6,800   First Union Real Estate Equity & Mortgage Investments+           12,308
 3,900   Flagstar Bancorp, Inc.                                           95,355
   300   FloridaFirst Bancorp, Inc.                                        7,158
   500   Flushing Financial Corporation                                   11,085
   300   Gabelli Asset Management Inc. (Class A)+                         10,830
 1,200   Gables Residential Trust                                         36,276
   300   Giant Industries, Inc.+                                           1,788
   110   Glacier Bancorp, Inc.                                             2,708
 1,100   Glenborough Realty Trust Incorporated                            21,065
 1,900   Glimcher Realty Trust                                            42,560
   800   Great Lakes REIT, Inc.                                           12,800
   710   Greater Delaware Valley Savings Bank                             16,074
 4,500   GreenPoint Financial Corp.                                      229,230
   900   HMN Financial, Inc.                                              17,460
 6,600   HRPT Properties Trust                                            60,720
 3,100   Health Care Property Investors, Inc.                            131,285
 1,500   Health Care REIT, Inc.                                           45,750
 2,600   Healthcare Realty Trust, Inc.                                    75,790
 1,200   Heritage Property Investment Trust                               32,496
 2,100   Highwoods Properties, Inc.                                       46,830
 1,300   Home Properties of New York, Inc.                                45,812
   600   Hudson River Bancorp, Inc.                                       16,752
 3,400   Hugoton Royalty Trust                                            62,560
   300   Humphrey Hospitality Trust, Inc.                                    780
   300   IBERIABANK Corporation                                           14,640
   200   ITLA Capital Corporation+                                         8,086
 2,400   Impac Mortgage Holdings, Inc.                                    40,056
 2,600   Independence Community Bank Corp.                                73,372
   242   Independence Federal Savings Bank+                                4,114
   857   Independent Bank Corporation (Michigan)                          22,016
 3,100   IndyMac Bancorp, Inc.                                            78,802
 1,800   Innkeepers USA Trust                                             12,240
   800   Innsuites Hospitality Trust                                       1,040
   200   Instinet Group Incorporated                                         932
 1,951   International Bancshares Corporation                             69,378
 1,100   Interpool, Inc.                                                  18,062
 3,000   Investment Technology Group, Inc.+                               55,800
 3,900   Investors Financial Services                                    113,139
   300   Investors Real Estate Trust                                       3,237
 5,700   iStar Financial Inc.                                            208,050
 1,600   Jefferies Group, Inc.                                            79,664
   100   Keystone Property Trust                                           1,851
 5,500   Knight Trading Group, Inc.+                                      34,210
 1,500   Koger Equity, Inc.                                               25,845
 1,700   LNR Property Corp.                                               63,580
   700   LTC Properties                                                    6,685
 4,200   La Quinta Corporation+                                           18,102
   600   LabOne, Inc.+                                                    12,936
 2,700   LaBranche & Co. Inc.                                             55,863

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,707   Ladenburg Thalmann Financial
           Services Inc.+                                             $      393
   100   LaSalle Hotel Properties                                          1,478
 3,100   Legg Mason, Inc.                                                201,345
 3,300   Leucadia National Corporation                                   122,496
 1,500   Lexington Corporate Properties Trust                             26,550
 6,000   Liberty Self-Stor, Inc.+                                          2,160
 1,000   Lincoln Bancorp                                                  18,150
   500   Lipid Sciences, Inc.+                                               990
   800   Local Financial Corp.+                                           11,552
   700   MB Financial, Inc.                                               28,028
 1,503   MDC Holdings, Inc.                                               72,565
 3,300   MFA Mortgage Investments, Inc.                                   33,132
 2,700   Macerich Company                                                 94,851
 1,600   Mail-Well, Inc.+                                                  4,032
   200   Malan Realty Investors, Inc.+                                       868
 1,100   Manufactured Home Communities, Inc.                              38,621
   300   Maxus Realty Trust, Inc.                                          3,273
   600   McGrath Rentcorp                                                 16,044
   900   Medallion Financial Corp.                                         6,309
   600   Meritage Corporation+                                            29,556
 4,900   Metris Companies Inc.                                            27,195
   700   Mid-America Apartment Communities, Inc.                          18,907
   200   The Midland Company                                               4,442
   105   Mid Penn Bancorp, Inc.                                            2,284
 2,200   Mills Corp.                                                      73,810
   400   Monmouth Capital Corporation                                      1,920
 2,200   Monmouth Real Estate Investment Corporation (Class A)            15,444
   400   NASB Financial Inc.                                              11,116
   500   Nastech Pharmaceutical Company+                                   5,035
   200   National Health Investors, Inc.                                   3,688
   120   The National Security Group, Inc.                                 1,680
   200   National Western Life Insurance Company (Class A)+               22,086
 2,300   Nationwide Health Properties, Inc.                               36,639
 2,750   Neuberger Berman Inc.                                           109,753
 1,400   New Century Financial Corporation                                61,110
 6,586   New York Community Bancorp, Inc.                                191,587
   400   North American Scientific, Inc.+                                  3,064
 1,000   Northwest Bancorp, Inc.                                          16,000
 4,700   Nuveen Investments (Class A)                                    128,028
   900   Ocwen Financial Corporation+                                      4,086
   200   One Liberty Properties, Inc.                                      3,360
 1,100   Oregon Trail Financial Corp.                                     27,467
   500   PAB Bankshares, Inc.                                              6,495
 2,500   PMC Capital, Inc.                                                12,125
 1,200   PMC Commercial Trust                                             16,080
   500   PS Business Parks, Inc.                                          17,650
   242   PVF Capital Corp.                                                 3,318
 2,333   Pacific Capital Bancorp                                          81,772
 1,500   Pacific Northwest Bancorp                                        52,140
 2,009   Pan Pacific Retail Properties, Inc.                              79,054
   400   Parkway Properties, Inc.                                         16,820
   400   Penford Corporation                                               4,468
 1,700   Pennsylvania Real Estate Investment Trust                        50,915
   300   The Peoples Holding Company                                      13,275
   600   PetroCorp Incorporated+                                           6,690
   200   Port Financial Corp.                                             10,776
 1,900   Prentiss Properties Trust                                        56,981
 1,700   Price Legacy Corporation+                                         6,375
 1,300   Prime Group Realty Trust+                                         7,540
 1,200   R & G Financial Corporation (Class B)                            35,640
 1,300   RAIT Investment Trust                                            34,450
 5,100   RFS Hotel Investors, Inc.                                        62,832
   200   Ramco-Gershenson Properties Trust                                 4,660
 2,200   Raymond James Financial, Inc.                                    72,710
 1,800   Realty Income Corporation                                        68,544
 2,300   Reckson Associates Realty Corporation                            47,978
 1,200   Redwood Trust, Inc.                                              47,892
   600   Resource America, Inc. (Class A)                                  6,210
   300   Roberts Realty Investors, Inc.+                                   1,875
 4,850   Roslyn Bancorp, Inc.                                            104,227
 5,600   SEI Investments Company                                         179,200
 1,000   SL Green Realty Corp.                                            34,890
 1,210   SWS Group, Inc.                                                  24,382
 1,730   Santander BanCorp                                                28,303
 1,836   Seacoast Financial Services Corporation                          36,345

54

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   200   Security Bank Corporation                                   $     6,962
   400   Semele Group, Inc.+                                                 240
 1,700   Senior Housing Properties Trust                                  23,052
 3,300   Siebert Financial Corp.+                                         15,840
   300   Sizeler Property Investors, Inc.                                  3,075
10,497   Sovereign Bancorp, Inc.                                         164,278
   500   Sovran Self Storage, Inc.                                        15,750
 2,500   Sports Resorts International, Inc.+                              12,150
 2,600   Staten Island Bancorp, Inc.                                      50,648
   700   Stewart Information Services Corporation+                        19,495
   800   The Student Loan Corporation                                    100,800
   900   Summit Properties Inc.                                           18,585
   800   Sun Communities, Inc.                                            31,440
   100   TF Financial Corporation                                          3,000
   400   Tanger Factory Outlet Centers, Inc.                              13,232
   363   Tarragon Realty Investors Inc.+                                   5,293
 3,700   Taubman Centers, Inc.                                            70,892
 1,300   Thistle Group Holdings, Co.                                      20,605
 3,000   Thornburg Mortgage, Inc.                                         74,100
   500   Town & Country Trust                                             11,625
 1,500   Transnational Financial Network+                                  2,775
   400   United Community Banks, Inc.                                      9,992
 2,500   United Panam Financial Corp+                                     30,875
 6,400   UnitedGlobalCom Inc. (Class A)+                                  33,088
   500   Universal Health Realty Income Trust                             13,500
 1,300   Urstadt Biddle Properties                                        17,290
   100   Value Line, Inc.                                                  4,911
 4,850   W Holding Company, Inc.                                          82,062
 1,360   WFS Financial Inc.+                                              45,574
 1,000   W.P. Carey & Co. LLC                                             29,940
   200   WVS Financial Corp.                                               3,600
 3,100   Waddell & Reed Financial, Inc. (Class A)                         79,577
 3,584   Washington Federal, Inc.                                         82,898
 1,100   Washington Real Estate Investment Trust                          29,920
   151   Wayne Savings Bancshares, Inc.                                    2,054
 1,600   Waypoint Financial Corp.                                         28,864
 2,100   Webster Financial Corporation                                    79,380
 2,650   Weingarten Realty Investors                                     111,035
   900   Wellsford Real Properties Inc.+                                  13,869
   302   Wesco Financial Corporation+                                     94,224
   363   White Mountains Insurance Group Inc.                            143,385
   200   Willis Lease Finance Corporation+                                   932
 1,900   Willow Grove Bankcorp, Inc.                                      32,300
 2,400   World Acceptance Corporation+                                    39,072
   700   Wyndham International, Inc. (Class A)+                              308
   100   The Ziegler Companies, Inc.                                       1,510
                                                                     -----------
                                                                      14,899,059
                                                                     -----------

 MISCELLANEOUS MANUFACTURING - 0.0%
 3,800   APW Ltd.+                                                             -
     2   Polymer Group, Inc. (Class B)+                                       18
                                                                     -----------
                                                                              18
                                                                     -----------

 MOTOR VEHICLES - 1.8%
 1,400   A.O. Smith Corporation                                           39,410
   500   A.S.V., Inc.+                                                     7,240
 1,200   Aftermarket Technology Corp.+                                    12,612
 1,900   American Axle & Manufacturing Holdings, Inc.+                    45,410
 1,700   Arctic Cat Inc.                                                  32,572
 3,200   ArvinMeritor, Inc.                                               64,576
 1,200   BorgWarner, Inc.                                                 77,280
 1,100   CSK Auto Corporation+                                            15,895
   600   Coachmen Industries, Inc.                                         7,170
 4,200   Collins & Aikman Corporation+                                    12,390
 1,700   Donaldson Company, Inc.                                          75,565
   800   Dura Automotive Systems, Inc. (Class A)+                          7,848
 3,300   Federal-Mogul Corporation+                                        1,056
   300   FinishMaster, Inc.+                                               2,895
 2,200   Fleetwood Enterprises, Inc.+                                     16,280
56,300   General Motors Corporation (Class H)+                           721,203
 4,300   Gentex Corporation+                                             131,623
 1,000   Group 1 Automotive, Inc.+                                        32,410
   100   Hastings Manufacturing Company+                                     550
 1,300   IMPCO Technologies, Inc.+                                         8,008

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   600   Keystone Automotive
           Industries, Inc.+                                          $   10,956
   200   The Lamson & Sessions Co.+                                          964
 2,500   Lear Corporation+                                               115,050
   700   Lithia Motors, Inc. (Class A)+                                   11,319
   600   MarineMax, Inc.+                                                  8,400
   700   Midas Group, Inc.+                                                8,484
 1,500   Modine Manufacturing Co.                                         29,055
 1,600   Monaco Coach Corporation+                                        24,528
 1,300   Monro Muffler Brake, Inc.+                                       36,738
 1,437   Myers Industries, Inc.                                           13,652
   700   Oshkosh Truck Corporation                                        41,524
 1,700   Owosso Corporation+                                                 680
 1,500   Polaris Industries, Inc.                                         92,100
 3,128   SPX Corporation+                                                137,820
 1,200   Sonic Automotive, Inc.+                                          26,292
 3,400   Spartan Motors, Inc.                                             28,084
 2,800   Standard Motor Products, Inc.                                    31,080
   700   Starcraft Corp.+                                                     21
   900   Stoneridge, Inc.+                                                12,285
   900   Superior Industries International, Inc.                          37,530
 1,400   Thor Industries, Inc.                                            57,148
 3,500   Titan International, Inc.                                         4,340
 1,600   Tower Automotive, Inc.+                                           5,856
 1,300   United Auto Group, Inc.+                                         28,314
 1,100   United Defense Industries, Inc.+                                 28,534
   900   Winnebago Industries, Inc.                                       34,110
                                                                      ----------
                                                                       2,136,857
                                                                      ----------

 NON-DURABLES - 2.3%
   712   The 3DO Company+                                                    256
 1,300   AFC Enterprises, Inc.+                                           21,112
 8,400   Acclaim Entertainment Inc.+                                       5,712
 2,100   Acres Gaming Incorporated+                                       23,646
 1,000   Action Performance Companies, Inc.                               19,000
 4,250   Activision, Inc.+                                                54,910
 3,250   Applebee's International, Inc.                                  102,148
 7,100   barnesandnoble.com inc.+                                         16,543
   430   Benihana Inc. (Class A)+                                          5,676
 1,500   Bob Evans Farms, Inc.                                            41,445
   210   Bowl America Incorporated (Class A)                               2,468
 1,700   Boyd Gaming Corporation+                                         29,342
 2,300   The Boyds Collection, Ltd.+                                      10,833
   100   Brass Eagle Inc.+                                                   832
 4,100   Brinker International, Inc.+                                    147,682
 2,600   Buca, Inc.+                                                      14,664
 2,900   CBRL Group, Inc.                                                112,694
 1,100   CEC Entertainment Inc.+                                          40,623
 2,300   CKE Restaurants, Inc.+                                           12,857
 2,000   California Pizza Kitchen, Inc.+                                  43,000
 1,900   Centillium Communications, Inc.+                                 18,829
 1,700   Championship Auto Racing Teams, Inc.+                             4,250
 2,800   Champps Entertainment, Inc.+                                     14,056
 2,900   Checkers Drive-In Restaurants, Inc.+                             32,799
 1,900   The Cheesecake Factory Incorporated+                             68,191
 1,000   Chicago Pizza & Brewery, Inc.+                                   10,000
   200   Churchill Downs Incorporated                                      7,662
14,700   Corvis Corporation+                                              21,609
 2,700   Denny's Corp.+                                                    1,809
   500   Department 56, Inc.+                                              7,665
 2,000   Dover Motorsports, Inc.                                           8,200
   400   Drew Industries Incorporated+                                     7,280
 1,200   Equity Marketing, Inc.+                                          17,760
 1,100   Factory 2-U Stores Inc.+                                          5,478
 2,250   Fossil, Inc.+                                                    53,010
 1,200   Handleman Company+                                               19,200
 4,100   Hanover Direct, Inc.+                                             1,148
 1,250   Hibbett Sporting Goods, Inc.+                                    41,175
 4,300   Hollywood Media Corp.+                                            5,590
   100   Huffy Corporation+                                                  700
 1,400   ICU Medical, Inc.+                                               43,610
   400   IHOP Corp.                                                       12,628
 3,100   International Speedway Corp. (Class A)                          122,481
 3,000   Isle of Capri Casinos, Inc.+                                     49,590
 2,813   JAKKS Pacific, Inc.+                                             37,385
 1,800   Jack in the Box Inc.+                                            40,140
   300   Kreisler Manufacturing Corporation+                               1,440
 2,300   Krispy Kreme Doughnuts, Inc.+                                    94,714
 1,800   Lancaster Colony Corporation                                     69,588

56

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,500   Landry's Restaurants, Inc.                                   $   35,400
   300   Lazare Kaplan International Inc.+                                 1,740
 2,000   Leapfrog Enterprises, Inc.+                                      63,620
   500   LodgeNet Entertainment Corporation+                               5,475
 1,600   Lone Star Steakhouse & Saloon, Inc.                              34,832
 1,100   Luby's Cafeterias Inc.+                                           2,475
   300   Marcus Corporation                                                4,485
 3,400   Marvel Enterprises, Inc.+                                        64,940
   200   Mego Financial Corp.+                                                48
 1,100   Michael Anthony Jewelers, Inc.+                                   2,046
 2,700   Midway Games Inc.+                                                9,801
 1,600   Morgan's Foods, Inc.+                                             2,864
   100   Movado Group, Inc.                                                2,175
 2,100   O'Charley's Inc.+                                                45,213
   300   The Ohio Art Company                                              4,359
 5,900   On Command Corporation+                                           5,782
   800   Oneida Ltd.                                                       5,400
 3,300   Outback Steakhouse, Inc.                                        128,700
   900   PECO II, Inc.+                                                      540
 1,200   P.F. Chang's China Bistro, Inc.+                                 59,052
 1,400   Panera Bread Company (Class A)+                                  56,000
 1,200   Papa John's International, Inc.+                                 33,660
 3,000   Penn National Gaming, Inc.+                                      61,650
 1,400   RARE Hospitality International, Inc.+                            45,752
   800   RC2 Corporation+                                                 13,608
   400   Red Robin Gourmet Burgers+                                        7,584
   900   Reeds Jewelers, Inc.+                                             1,035
 2,900   Regis Corporation                                                84,245
   600   Riviana Foods Inc.                                               16,146
 2,900   Ruby Tuesday, Inc.                                               71,717
 1,000   Russ Berrie and Company, Inc.                                    36,510
 2,600   Ryan's Family Steak Houses, Inc.+                                36,400
 1,100   SCP Pool Corporation+                                            37,840
15,200   Service Corporation International+                               58,824
   400   Servotronics, Inc.+                                                 904
 2,250   Sonic Corp.+                                                     57,218
 1,600   Sotheby's Holdings, Inc. (Class A)+                              11,904
   800   The Steak'n Shake Company+                                       12,200
   300   Steinway Musical Instruments, Inc.+                               4,620
 3,900   Stewart Enterprises, Inc. (Class A)+                             16,770
 2,000   The Topps Company, Inc.                                          17,180
 1,900   Trans World Entertainment Corporation+                            9,728
 1,000   Triarc Companies, Inc.+                                          29,990
   100   World Wrestling Federation Entertainment, Inc.                    1,029
                                                                      ----------
                                                                       2,724,891
                                                                      ----------

 NON-FERROUS METALS - 0.2%
   800   A.M. Castle & Company+                                            5,240
   800   Brush Engineered Materials Inc.+                                  6,680
 1,000   Century Aluminum Company                                          7,030
14,100   Coeur d'Alene Mines Corporation+                                 19,599
 1,400   Commercial Metals Company                                        24,906
   700   Commonwealth Industries, Inc.                                     3,304
 4,100   Hecla Mining Company+                                            17,343
   800   IMCO Recycling Inc.+                                              5,312
10,800   Kaiser Aluminum Corporation+                                        432
 1,400   Minerals Technologies, Inc.                                      68,124
 1,700   Mueller Industries, Inc.+                                        46,087
   200   Oglebay Norton Company+                                             604
   800   Reliance Steel & Aluminum Co.                                    16,560
   700   Southern Peru Limited                                            10,710
   900   Stillwater Mining Company+                                        4,626
   630   Titanium Metals Corporation+                                     20,223
   700   United Park City Mines Company+                                  14,105
   900   Wolverine Tube, Inc.+                                             5,148
                                                                        --------
                                                                         276,033
                                                                        --------

 OPTICAL PHOTO & EQUIPMENT - 0.2%
   200   Ascent Media Group, Inc. (Class A)+                                 248
   700   August Technology Corp.+                                          4,389
 1,100   BMC Industries, Inc.                                                594
   400   CPI Corp.                                                         7,060
   100   CyberOptics Corporation+                                            671
 1,700   Drexler Technology Corporation+                                  26,350
 1,300   Fischer Imaging Corporation+                                      6,422
 2,100   Imation Corp.                                                    79,422
 6,000   Ingram Micro Inc. (Class A)+                                     66,000
 2,200   Lexar Media, Inc.+                                               20,988
   200   Meade Instruments Corp.+                                            640

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   300   Panavision Inc.+                                             $    1,650
 2,400   Photronics, Inc.+                                                41,880
   100   StockerYale, Inc.+                                                   77
 1,600   Zomax Incorporated+                                               5,232
   700   Zygo Corporation+                                                 5,600
                                                                      ----------
                                                                         267,223
                                                                      ----------

 PAPER & FOREST PRODUCTS - 0.5%
   200   Badger Paper Mills, Inc.+                                         1,158
 2,500   Bowater Incorporated                                             93,625
   200   Buckeye Technologies Inc.+                                        1,360
   400   CSS Industries, Inc.                                             15,420
 1,300   Caraustar Industries, Inc.+                                      10,413
   600   Chesapeake Corporation                                           13,110
   600   Deltic Timber Corporation                                        17,070
   700   EarthShell Corporation+                                             280
   480   Kadant Inc.+                                                      9,000
 2,200   Longview Fibre Company                                           18,040
 1,700   P.H. Glatfelter Company                                          25,075
 4,100   Packaging Corp. of America+                                      75,563
   800   Pope & Talbot, Inc.                                               8,840
 1,800   Potlatch Corporation                                             46,350
 1,950   Rayonier Inc.                                                    64,350
   900   Rock-Tenn Company (Class A)                                      15,255
12,500   Smurfit-Stone Container Corporation+                            162,875
   600   Universal Forest Products, Inc.                                  12,564
 2,300   Wausau - Mosinee Paper Corporation                               25,760
                                                                      ----------
                                                                         616,108
                                                                      ----------

 PIPELINES - 0.0%
15,700   Tatham Offshore, Inc.+                                                8
                                                                      ----------

 PRODUCER GOODS - 2.9%
 3,423   AGCO Corporation+                                                58,465
 1,500   AMETEK, Inc.                                                     54,975
   500   Aaon, Inc.+                                                       9,260
   700   Actuant Corporation (Class A)+                                   33,124
 1,600   Advanced Energy Industries, Inc.+                                22,800
 2,900   Aeroflex Incorporated+                                           22,446
   400   Alamo Group Inc.                                                  4,888
 1,300   Albany International Corp. (Class A)                             35,620
   900   Applied Industrial Technologies, Inc.                            18,990
 1,800   AptarGroup, Inc.                                                 64,800
   800   Astec Industries, Inc.+                                           6,976
 4,700   Axcelis Technologies, Inc.+                                      28,764
 5,600   BE Aerospace, Inc.+                                              18,536
 1,300   Baldor Electric Company                                          26,780
 2,200   Barnes Group Inc.                                                47,872
   200   Blount International, Inc.+                                       1,140
 2,100   Blyth, Inc.                                                      57,120
   900   Briggs & Stratton Corporation                                    45,450
 1,600   Butler Manufacturing Company                                     26,448
   600   CIRCOR International, Inc.                                       10,698
 1,200   CLARCOR Inc.                                                     46,260
   800   CUNO Incorporated+                                               28,896
 1,900   CYRO-CELL International, Inc.+                                    1,881
 4,100   Capstone Turbine Corporation+                                     4,469
   200   Catalyst Semiconductor, Inc.+                                       766
   100   Chicago Rivet & Machine Co.                                       2,626
 2,100   Cognex Corporation+                                              46,935
   800   Columbus McKinnon Corporation+                                    1,856
 1,900   Comfort Systems USA, Inc.+                                        4,997
   200   Concord Camera Corp.+                                             1,418
   600   Culp, Inc.+                                                       4,140
   500   Curtiss-Wright Corporation                                       31,600
12,900   Cyber-Care, Inc.+                                                    13
 1,600   Daisytek International Corporation+                                 112
 2,200   DiamondCluster International, Inc. (Class A)+                     8,162
   400   DuraSwitch Industries, Inc.+                                        804
   700   Duratek, Inc.+                                                    5,481
   200   The Eastern Company                                               2,920
   200   Electric Fuel Corporation+                                          160
 1,200   FMC Corporation+                                                 27,156
 1,000   The Fairchild Corporation (Class A)+                              4,030
 4,100   Fastenal Company                                                139,154
 1,320   Fedders Corporation                                               4,052
 2,100   Federal Signal Corporation                                       36,897
 2,800   Fisher Scientific International Inc.+                            97,720
 2,400   Flowserve Corporation+                                           47,208
 4,800   Foster Wheeler Ltd.+                                             10,272

58

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   200   Franklin Electric Co., Inc.                                  $   11,130
   600   Gardner Denver Inc.+                                             12,276
   100   The Gorman-Rupp Company                                           2,400
 2,325   Graco Inc.                                                       74,400
 2,800   GrafTech International Ltd.+                                     15,260
 2,600   HON INDUSTRIES Inc.                                              79,300
   300   HPSC, Inc.+                                                       2,919
 2,349   Hanover Compressor Company+                                      26,544
   200   Hardinge, Inc.                                                    1,620
 1,900   Harsco Corporation                                               68,495
 1,400   Helix Technology Corporation                                     18,522
 3,500   Herman Miller, Inc.                                              70,735
 1,700   Hexcel Corporation+                                               5,440
   700   Hi-Shear Technology Corporation+                                  1,435
 2,300   Hubbell Incorporated (Class B)                                   76,130
 1,100   Hughes Supply, Inc.                                              38,170
 1,100   Hydril Company+                                                  29,975
 1,600   IDEX Corporation                                                 57,984
   100   Ibis Technology Corporation+                                        771
 1,000   Ionics, Inc.+                                                    22,370
   900   JLG Industries, Inc.                                              6,120
 6,100   Jacuzzi Brands, Inc.+                                            32,269
   700   Jarden Corp.+                                                    19,369
   100   Juno Lighting, Inc.+                                              1,320
 2,600   Kaydon Corp.                                                     54,080
 1,500   Kennametal Inc.                                                  50,760
   800   Kos Pharmaceuticals, Inc.+                                       18,776
   600   L.B. Foster Company (Class A)+                                    3,084
   700   Ladish Co., Inc.+                                                 4,634
   500   Lawson Products, Inc.                                            13,770
 1,800   Lennox International Inc.                                        23,166
   582   Libbey, Inc.                                                     13,211
 1,700   Lincoln Electric Holdings, Inc.                                  34,697
 1,400   Lone Star Technology+                                            29,652
 1,900   MSC Industrial Direct Co., Inc. (Class A)+                       34,010
 1,200   Magnetek, Inc.+                                                   3,048
 1,300   The Manitowoc Co., Inc.                                          28,990
   200   Material Sciences Corporation                                     1,940
 1,200   Matthews International Corporation (Class A)                     29,712
 2,000   Maverick Tube Corporation+                                       38,300
 1,200   Merix Corporation+                                                9,144
 3,600   Micrel, Inc.+                                                    37,404
 1,300   Milacron Inc.                                                     6,357
   200   Minuteman International, Inc.                                     1,860
   100   Modtech Holdings, Inc.+                                             900
   700   Moog Inc. (Class A)+                                             24,325
   300   NACCO Industries, Inc. (Class A)                                 17,682
   800   NATCO Group Inc. (Class A)+                                       5,464
 2,900   NN, Inc.                                                         36,714
 1,300   Nordson Corporation                                              31,005
 1,400   Oceaneering International, Inc.+                                 35,770
   100   Paul Mueller Company                                              4,050
 2,300   Pentair, Inc.                                                    89,838
 2,365   Plug Power Inc.+                                                 11,045
   700   Possis Medical, Inc.+                                             9,604
 2,100   Precision Castparts Corp.                                        65,310
 1,700   Presstek, Inc.+                                                  10,591
 1,700   Proton Energy Systems, Inc.                                       3,638
 1,600   ROHN Industries, Inc.+                                              224
 2,100   Raytech Corporation+                                              8,925
 1,200   Regal-Beloit Corporation                                         22,920
   500   Research Frontiers Incorporated+                                  7,000
   700   Robbins & Myers, Inc.                                            12,950
   882   Ronson Corporation+                                                 997
 1,500   Roper Industries, Inc.                                           55,800
   600   SPS Technologies, Inc.+                                          16,224
   700   Safeguard Scientifics, Inc.+                                      1,890
   700   Sauer-Danfoss, Inc.                                               7,525
   500   Schuff Steel Company+                                               700
   500   Selas Corporation of America+                                       750
   500   Sequa Corporation (Class A)+                                     17,150
 1,500   The Shaw Group Inc.+                                             18,075
   800   Sonic Solutions+                                                  6,896
   200   Spectrum Control, Inc.+                                           1,124
   600   Standex International Corporation                                12,600
 1,400   Steelcase Inc. (Class A)                                         16,464
 1,900   Stewart & Stevenson Services, Inc.                               29,925
   300   Sun Hydraulics Corporation                                        2,328
   600   SystemOne Technologies Inc.+                                        330
   500   TRM Corporation+                                                    915
 1,400   Tecumseh Products Company (Class A)                              53,634

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 1,800   Teleflex Incorporated                                        $   76,590
   500   Tennant Company                                                  18,375
   200   Tenneco Automotive Inc.+                                            720
 1,244   Terex Corporation+                                               24,283
 5,500   The Timken Company                                               96,305
 2,000   Trinity Industries, Inc.                                         37,020
   800   Triumph Group, Inc.+                                             22,536
   100   Twin Disc, Incorporated                                           1,415
 2,100   Ultratech Stepper, Inc.+                                         38,829
 6,340   Valhi, Inc.                                                      60,991
   300   Valmont Industries, Inc.                                          5,838
   800   WMS Industries Inc.+                                             12,472
   300   Watsco, Inc.                                                      4,968
 1,300   Watts Industries, Inc. (Class A)                                 23,205
   500   Woodhead Industries, Inc.                                         6,260
   500   Woodward Governor Company                                        21,500
   900   X-Rite, Incorporated                                              8,919
 1,500   York International Corporation                                   35,100
 1,900   Zebra Technologies Corporation (Class A)+                       142,861
                                                                      ----------
                                                                       3,546,155
                                                                      ----------

 RAILROADS & SHIPPING - 0.2%
 1,800   Alexander & Baldwin, Inc.                                        47,754
 4,600   Diamondhead Casino Corporation+                                   2,576
 1,800   Florida East Coast Industries, Inc. (Class A)                    45,990
 2,100   GATX Corporation                                                 34,335
   600   Genesee & Wyoming Inc. (Class A)+                                12,342
   700   The Greenbrier Companies, Inc.+                                   7,595
   300   International Shipholding Corporation+                            3,240
 2,800   Kansas City Southern Industries, Inc.+                           33,684
 5,300   OMI Corporation (New Shares)+                                    32,648
 1,500   Overseas Shipholding Group, Inc.                                 33,015
 1,300   RailAmerica, Inc.+                                               10,985
   700   Wabtec Corporation                                                9,737
                                                                      ----------
                                                                         273,901
                                                                      ----------

 REAL PROPERTY - 3.1%
 4,000   AMB Property Corporation                                        112,680
   600   American Real Estate Partners, LP+                                7,380
 9,275   Archstone-Smith Trust                                           222,600
 3,400   Avalonbay Communities, Inc.                                     144,976
   400   Avatar Holdings Inc.+                                            12,080
   300   BRT Realty Trust                                                  4,770
 4,900   Boston Properties, Inc.                                         214,620
   400   California Coastal Communities, Inc.+                             2,640
 5,800   Capital Title Group Inc.+                                        26,100
 4,800   Catellus Development Corporation+                               105,600
   200   Corporate Office Properties Trust                                 3,386
 5,000   Crescent Real Estate Equities Company                            83,050
 6,000   Duke Realty Corporation                                         165,300
 1,900   Equity Inns Inc.                                                 13,110
 5,700   FelCor Lodging Trust Inc.                                        44,745
 2,100   Forest City Enterprises, Inc. (Class A)                          87,045
 3,200   General Growth Properties, Inc.                                 199,808
   322   Grubb & Ellis Company+                                              378
   100   Heartland Partners LP (Class A)+                                    745
 4,200   HomeStore.com, Inc.+                                              7,224
 2,700   Hospitality Properties Trust                                     84,375
10,800   Host Marriot Corporation+                                        98,820
 3,100   Insignia Financial Group, Inc.+                                  34,441
 1,500   Jones Lang Lasalle Inc.+                                         23,700
 1,100   Kilroy Realty Corporation                                        30,250
 5,350   Kimco Realty Corporation                                        202,765
   700   Liberte Investors, Inc.+                                          3,801
 3,800   Liberty Property Trust                                          131,480
 2,600   Mack-Cali Realty Corporation                                     94,588
 2,000   Mid-Atlantic Realty Trust                                        41,880
 5,000   New Plan Excel Realty Trust                                     106,750
   600   Newhall Land & Farming Company                                   18,150
   300   Odd Job Stores, Inc.+                                               858
 1,800   Post Properties, Inc.                                            47,700
 9,143   ProLogis Trust                                                  249,604
 6,200   Public Storage, Inc.                                            209,994
 1,000   Reading International, Inc. (Class A)+                            5,550

60

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 3,800   Regency Centers Corporation                                  $  132,924
 5,000   The Rouse Company                                               190,500
   200   Santa Fe Financial Corporation+                                   2,420
   300   Saul Centers, Inc.                                                7,680
 1,800   Shurgard Storage Centers, Inc. (Class A)                         59,544
 3,300   The St. Joe Company                                             102,960
   200   Stratus Properties Inc.+                                          1,792
   500   Trammell Crow Company+                                            5,305
 5,400   Trizec Properties, Inc.                                          61,398
 4,900   United Dominion Realty Trust, Inc.                               84,378
 5,700   Vornado Realty Trust                                            248,520
                                                                      ----------
                                                                       3,740,364
                                                                      ----------

 RETAIL - 3.9%
 1,100   1-800-FLOWERS.COM, Inc.
           (Class A)+                                                      9,064
 2,666   99 Cents Only Stores+                                            91,497
   900   A.C. Moore Arts & Crafts, Inc.+                                  18,027
 3,900   Abercrombie & Fitch Co. (Class A)+                              110,799
   600   Able Energy, Inc.+                                                1,860
 2,300   Alloy, Inc.+                                                     14,835
19,400   Amazon.com, Inc.+                                               707,906
 2,750   American Eagle Outfitters, Inc.+                                 50,435
 1,350   AnnTaylor Stores Corporation+                                    39,083
   200   Arden Group, Inc. (Class A)+                                     11,800
 2,900   BJ's Wholesale Club, Inc.+                                       43,674
 3,000   Barnes & Noble, Inc.+                                            69,150
   900   Blue Rhino Corporation+                                          10,791
 1,600   The Bombay Company, Inc.+                                        17,008
 3,100   Borders Group, Inc.+                                             54,591
 1,111   Brightpoint, Inc.+                                               13,665
   300   Brookstone, Inc.+                                                 6,015
 1,200   Brown Shoe Company, Inc.                                         35,760
 2,200   Burlington Coat Factory Warehouse Corporation                    39,380
 4,700   CarMax, Inc.+                                                   141,705
 2,400   Casey's General Stores, Inc.                                     33,936
 1,300   The Cato Corporation (Class A)                                   27,404
   900   Central Garden & Pet Company+                                    21,465
 1,300   Charlotte Russe Holding Inc.+                                    13,416
 9,100   Charming Shoppes, Inc.+                                          45,227
 3,250   Chico's FAS, Inc.+                                               68,413
 2,300   The Children's Place Retail Stores, Inc.+                        45,678
 1,225   Christopher & Banks Corporation+                                 45,313
 2,300   Claire's Stores, Inc.                                            58,328
   150   Coldwater Creek Inc.+                                             1,850
 2,200   Cole National Corporation (Class A)+                             27,544
 1,300   Cost Plus, Inc.+                                                 46,358
   500   Dairy Mart Convenience Stores, Inc.+                                  -
   100   Deb Shops, Inc.                                                   1,880
 2,300   dELiA*s Corp. (Class A)+                                          1,610
 5,300   Dollar Tree Stores, Inc.+                                       168,168
 1,853   The Dress Barn, Inc.+                                            23,478
 3,400   Drugstore.com, Inc.+                                             19,856
 1,200   Duane Read Inc.+                                                 17,700
   180   F.A.O., Inc.+                                                       419
 1,900   The Finish Line, Inc. (Class A)+                                 42,199
   200   Flanigan's Enterprises, Inc.                                      1,260
 7,100   Foot Locker, Inc.                                                94,075
 1,300   Footstar, Inc.+                                                  16,900
 1,900   Fred's, Inc.                                                     70,642
   500   Friedman's Inc. (Class A)                                         5,685
   100   Gadzooks, Inc.+                                                     568
 1,300   Genesco Inc.+                                                    23,010
 1,900   GenesisIntermedia, Inc.+                                              -
 3,100   Goody's Family Clothing, Inc.                                    26,815
 1,900   The Great Atlantic & Pacific Tea Company, Inc.+                  16,720
 1,900   Guitar Center, Inc.+                                             55,100
 1,700   The Gymboree Corporation+                                        28,526
 2,300   Hancock Fabrics, Inc.                                            37,145
 1,500   Hot Topic, Inc.+                                                 40,365
 4,300   Insight Enterprises, Inc.+                                       43,258
 1,100   Jo-Ann Stores Inc. (Class A)+                                    27,830
   300   Lillian Vernon Corporation+                                       2,166
 2,000   Linens'n Things, Inc.+                                           47,220
 1,700   Longs Drug Stores Corporation                                    28,220
 1,900   The Men's Wearhouse, Inc.+                                       41,515
 3,000   Michael's Stores                                                114,180
 2,200   The Neiman Marcus Group, Inc. (Class A)+                         80,520

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 3,500   OfficeMax, Inc.+                                             $   22,925
 2,700   O'Reilly Automotive, Inc.+                                       90,153
 1,000   PC Connection, Inc.+                                              6,800
   100   PETCO Animal Supplies, Inc.+                                      2,174
 6,400   PETsMART, Inc.                                                  106,688
 2,350   Pacific Sunwear of California, Inc.+                             56,612
   800   Party City Corporation+                                           8,216
 3,500   Pathmark Stores, Inc.+                                           26,775
 2,700   Payless ShoeSource, Inc.+                                        33,750
 2,500   The Pep Boys-Manny, Moe & Jack                                   33,775
 4,300   Pier 1 Imports, Inc.                                             87,720
   300   PriceSmart, Inc.+                                                 3,981
24,600   Rite Aid Corporation+                                           109,470
 4,000   Ross Stores, Inc.                                               170,960
 1,900   Ruddick Corporation                                              29,868
 5,700   Saks Incorporated+                                               55,290
 1,700   School Specialty, Inc.+                                          48,382
   700   Sharper Image Corporation+                                       19,089
   100   Shoe Carnival, Inc.+                                              1,476
 1,700   ShopKo Stores, Inc.+                                             22,100
 2,900   Stamps.com Inc.+                                                 13,920
 1,700   Stein Mart, Inc.+                                                10,183
   700   Systemax Inc.+                                                    2,380
 6,800   TAM Restaurants, Inc.+                                                7
 2,900   The Talbots, Inc.                                                85,405
   900   Too Inc.+                                                        18,225
 1,100   Tractor Supply Company+                                          52,525
 1,300   Tuesday Morning Corporation+                                     34,190
   400   UniFirst Corporation                                              8,760
 2,200   United Stationers, Inc.+                                         79,574
 1,000   Urban Outfitters, Inc.+                                          35,900
 3,600   Value City Department Stores, Inc.+                               7,956
 1,400   Weis Markets, Inc.                                               43,428
 2,000   West Marine, Inc.+                                               35,020
 1,175   The Wet Seal, Inc. (Class A)+                                    12,549
   700   Whitehall Jewelers, Inc.+                                         6,349
 2,800   Whole Foods Market, Inc.+                                       133,084
 5,400   Williams-Sonoma, Inc.+                                          157,680
 1,400   Zale Corporation+                                                56,000
                                                                      ----------
                                                                       4,728,346
                                                                      ----------

 SAVINGS & LOANS - 0.0%
   200   NS & L Bancorp                                                    3,500
                                                                      ----------

 SOAPS & COSMETICS - 0.4%
 1,800   Church & Dwight Co., Inc.                                        58,914
   332   Del Laboratories, Inc.+                                           7,802
 4,700   The Dial Corporation                                             91,415
   900   Elizabeth Arden, Inc.+                                           11,853
 6,300   The Estee Lauder Companies Inc. (Class A)                       211,238
 1,000   Inter Parfums, Inc.                                               7,400
 1,900   Nu Skin Enterprises, Inc. (Class A)                              19,855
 1,500   Playtex Products, Inc.+                                           9,630
 1,072   Revlon, Inc. (Class A)+                                           3,216
                                                                      ----------
                                                                         421,323
                                                                      ----------

 SOFTWARE - 0.0%
    35   General Magic, Inc.+                                                  -
                                                                      ----------

 STEEL - 0.2%
 8,500   AK Steel Holding Corporation+                                    30,770
   200   Ampco-Pittsburgh Corporation                                      2,680
 1,000   Carpenter Technology Corporation                                 15,600
   500   Cleveland-Cliffs Inc.+                                            8,925
   600   Friedman Industries, Incorporated                                 1,560
   600   Gibraltar Steel Corporation                                      12,288
 2,000   Intermet Corporation                                              6,740
   700   Keystone Consolidated Industries, Inc.+                             168
   100   NS Group, Inc.+                                                     975
11,100   National Steel Corp. (Class B)+                                     233
   300   Northwest Pipe Company+                                           4,164
 1,300   Oregon Steel Mills, Inc.+                                         3,770
   900   Quanex Corporation                                               26,748
   600   Roanoke Electric Steel Corporation                                4,494
 1,000   Ryerson Tull, Inc.                                                8,780
   800   Schnitzer Steel Industries, Inc. (Class A)                       35,296
   400   Shiloh Industries, Inc.+                                          1,292
   500   Special Metals Corporation+                                           5

62

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
  2,300  Steel Dynamics, Inc.+                                        $   31,510
  2,400  Steel Technologies Inc.                                          24,264
    300  Weirton Steel Corporation+                                           17
                                                                      ----------
                                                                         220,279
                                                                      ----------

 TELECOMMUNICATIONS - 0.0%
    500  ATSI Communications, Inc.+                                           25
  4,300  CTC Communications Group, Inc.+                                       -
    200  International FiberCom, Inc.+                                         -
      7  MPower Holding Corporation+                                           7
    300  Net2000 Communications, Inc.+                                         -
    300  Nx Networks, Inc.+                                                    -
    200  OmniSky Corporation+                                                  -
    100  Triton Network Systems, Inc.+                                        60
                                                                      ----------
                                                                              92
                                                                      ----------

 TELECOMMUNICATION SERVICES - 0.0%
    100  Advanced Switching+                                                   -
    300  Integrated Telecom+                                                   -
 16,016  McLeod USA Incorporated (Class A)+                                    -
                                                                      ----------
                                                                               -
                                                                      ----------

 TELEPHONE - 2.4%
  2,100  Adtran, Inc.+                                                   107,708
    600  Applied Digital Solutions, Inc.+                                    354
    600  Applied Innovation Inc.+                                          2,076
  1,600  Applied Signal Technology, Inc.                                  27,200
    200  Atlantic Tele-Network, Inc.                                       4,458
  3,800  autobytel.com inc.+                                              23,712
  1,800  Boston Communications Group, Inc.+                               30,834
    800  CT Communications, Inc.                                           8,600
  4,400  Carrier Access Corporation+                                       9,592
  3,800  Centennial Communications Corp.+                                 15,200
  6,900  Choice One Communications Inc.+                                   2,139
  9,600  Cincinnati Bell Inc.+                                            64,320
  1,700  Commonwealth Telephone Enterprises, Inc.+                        74,749
    230  Copper Mountain Networks, Inc.+                                   2,484
 11,600  Covad Communications Group, Inc.+                                11,600
    300  Covista Communications, Inc.+                                       939
 11,400  Crown Castle International Corp.+                                88,578
    699  D&E Communications, Inc.                                          8,004
  6,900  Davel Communications, Inc.+                                          55
    700  Dobson Communications Corporation (Class A)+                      3,710
     15  Equinix, Inc.+                                                      118
     64  Focal Communications Corporation+                                     1
  2,400  General Communication, Inc. (Class A)+                           20,784
    100  Hector Communications Corporation+                                1,250
    600  Hickory Tech Corporation                                          6,720
  8,000  ITXC Corp.+                                                      20,880
    800  Inet Technologies, Inc.+                                          7,976
  2,000  InteliData Technologies Corporation+                              6,120
  2,800  InterDigital Communications Corporation+                         65,436
  2,100  Inter-Tel Inc.                                                   44,562
    900  j2 Global Communications, Inc.+                                  41,382
  1,500  Leap Wireless International, Inc.+                                   75
 26,000  Level 3 Communications, Inc.+                                   172,640
  5,000  Lexent Inc.+                                                      6,950
125,772  Liberty Media Corporation (Class A)+                          1,453,922
    960  Liberty Satellite & Technology, Inc. (Class A)+                   2,400
     20  Liberty Satellite & Technology, Inc. (Class B)+                     140
  9,238  McLeod USA Incorporated (Class A)+                               13,949
  1,400  Net2Phone, Inc.+                                                  6,062
  8,600  Nextel Partners, Inc. (Class A)+                                 62,780
    600  North Pittsburgh Systems, Inc.                                    9,042
    247  Optical Cable Corporation+                                        1,726
    340  Pegasus Communications Corporation+                              10,057
  2,400  Price Communications Corporation+                                30,984
    700  Primus Telecommunications Group, Incorporated+                    3,598
  5,500  RCN Corporation+                                                 10,890
    390  Stratos Lightwave, Inc.+                                          1,938
  4,800  Sunrise Telecom Incorporated+                                     8,496
    300  SureWest Communications                                           9,075

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
 2,533   TALK America Holdings, Inc.+                                 $   27,635
   500   T-NETIX, Inc.+                                                    1,000
 2,700   Telephone and Data Systems, Inc.                                134,189
   200   Tellular Corporation+                                               964
 8,000   Terremark Worldwide, Inc.+                                        6,960
 4,500   Time Warner Telecom Inc. (Class A)+                              28,665
 2,300   Triton PCS Holdings, Inc. (Class A)+                             11,615
 2,600   Turnstone Systems, Inc.+                                          6,526
   100   Tut Systems, Inc.+                                                  394
   100   US LEC Corp. (Class A)+                                             382
   500   UTStarcom, Inc.+                                                 17,785
 4,100   UbiquiTel Inc.+                                                   6,519
 1,700   Ulticom, Inc.+                                                   16,150
 4,400   United States Cellular Corporation+                             111,979
   100   Warwick Valley Telephone Company                                  8,204
   200   Z-Tel Technologies, Inc.+                                           492
                                                                      ----------
                                                                       2,885,724
                                                                      ----------

 TEXTILES - 0.0%
    26   Guilford Mills, Inc.+                                               224
 1,300   Thomaston Mills, Inc. (Class A)+                                      -
                                                                      ----------
                                                                             224
                                                                      ----------

 TIRE & RUBBER GOODS - 0.1%
   200   American Biltrite Inc.                                            1,420
   800   Bandag, Incorporated                                             29,816
 1,700   Carlisle Companies Incorporated                                  71,672
 1,000   SRI/Surgical Express, Inc.+                                       6,859
   900   TBC Corporation+                                                 17,145
                                                                      ----------
                                                                         126,912
                                                                      ----------

 TOBACCO - 0.1%
   700   Schweitzer-Manduit International, Inc.                           16,898
 1,700   Universal Corporation                                            71,910
 2,828   Vector Group Ltd.                                                49,490
                                                                      ----------
                                                                         138,298
                                                                      ----------

 TRAVEL & RECREATION - 2.4%
 4,038   All-American SportPark, Inc.+                                       162
 2,400   Alliance Gaming Corporation+                                     45,384
 4,400   Amerco+                                                          31,328
 2,500   Ameristar Casinos, Inc.+                                         53,375
 2,200   Argosy Gaming Company+                                           46,002
 2,200   Arkansas Best Corporation                                        52,338
 2,200   Aztar Corporation+                                               35,442
 1,600   Bally Total Fitness Holding Corporation+                         14,448
   300   BancTrust Financial Group, Inc.                                   4,716
 3,900   C.H. Robinson Worldwide, Inc.                                   138,683
 1,900   CNF Transportation Inc.                                          48,222
 3,100   Callaway Golf Company                                            40,982
 2,000   Cedar Fair, LP                                                   56,000
 1,600   Central Parking Corporation                                      19,776
 1,800   Choice Hotels International, Inc.+                               49,158
 1,200   Dick's Sporting Goods, Inc.+                                     44,016
 1,200   Dollar Thrifty Automotive Group, Inc.+                           22,260
 2,300   Expedia, Inc. (Class A)+                                        175,674
 4,800   Expeditors International of Washington, Inc.                    166,272
 3,700   Extended Stay America, Inc.+                                     49,913
   900   Forward Air Corporation+                                         22,833
   800   Frozen Food Express Industries, Inc.+                             2,528
 1,000   Full House Resorts, Inc.+                                           710
 1,200   Gart Sports Company+                                             34,032
 1,200   Glassmaster Company+                                                264
 2,454   Heartland Express, Inc.+                                         54,602
   400   International Leisure Hosts, Ltd.+                                2,000
 2,400   J.B. Hunt Transport Services, Inc.+                              90,599
   400   Jameson Inns, Inc.                                                1,120
 2,200   Johnson Outdoors Inc. (Class A)+                                 30,030
 1,332   K2 Inc.+                                                         16,317
 1,500   Knight Transportation, Inc.+                                     37,350
 2,200   Lakes Gaming Inc.+                                               17,576
 1,100   Landstar System, Inc.+                                           69,135
 7,700   MGM Mirage Inc.+                                                263,185
 3,400   MTR Gaming Group, Inc.+                                          26,248
 3,500   Mandalay Resort Group                                           111,475
   900   Marten Transport, Ltd.+                                          24,210
 2,100   Meristar Hospitality Corp.                                       10,794
 3,400   Monarch Casino & Resort, Inc.+                                   31,688
   800   Multimedia Games, Inc.+                                          20,400

64

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES   INDUSTRY++/
  HELD   ISSUE                                                             VALUE
--------------------------------------------------------------------------------
   700   Navigant International, Inc.+                              $      9,030
   450   Old Dominion Freight Line, Inc.+                                  9,729
   400   P.A.M. Transportation Services, Inc.+                            10,048
11,800   Park Place Entertainment Corporation+                           107,262
 2,300   Pinnacle Entertainment, Inc.+                                    15,640
 2,300   President Casinos, Inc.+                                            759
 2,200   Prime Hospitality Corp.+                                         14,762
 4,700   Renaissance Entertainment Corporation+                            1,081
 1,200   Rent-Way, Inc.+                                                   5,580
   800   ResortQuest International, Inc.+                                  3,528
 1,400   Roadway Express, Inc.                                            39,942
10,200   Royal Caribbean Cruises Ltd.                                    236,231
 1,100   Scientific Games Corporation                                     10,340
   300   ShoLodge, Inc.+                                                     975
 1,575   Shuffle Master, Inc.+                                            46,289
 3,600   Six Flags, Inc.+                                                 24,408
   200   Sonesta International Hotels Corporation (Class A)                1,018
 1,300   Speedway Motorsports, Inc.                                       34,840
 1,600   The Sports Authority, Inc.+                                      17,120
   500   The Sports Club Company, Inc.+                                    1,350
 7,300   Sports Entertainment Enterprises, Inc.+                             146
 2,800   Station Casinos, Inc.+                                           70,700
 1,100   Stellent, Inc.+                                                   5,940
 3,870   Swift Transportation Co., Inc.+                                  72,059
   500   Travis Boats & Motors, Inc.+                                        405
   600   U.S. Xpress Enterprises, Inc. (Class A)+                          6,384
 1,300   USF Corporation                                                  35,061
   500   United Road Services, Inc.+                                          75
   400   Vail Resorts, Inc.+                                               5,388
 1,400   Wabash National Corporation+                                     19,642
 4,000   Werner Enterprises, Inc.                                         84,800
   300   WestCoast Hospitality Corporation+                                1,518
   200   Women's Golf Unlimited Inc.+                                        136
 1,400   Yellow Corporation+                                              32,410
                                                                    ------------
                                                                       2,885,843
                                                                    ------------

         TOTAL COMMON STOCKS
         (Cost - $117,752,430) - 96.9%                               116,653,888
                                                                    ------------

         RIGHTS

 HEALTH CARE - 0.0%
   500   Lipid Sciences, Inc. (d)                                              -
 1,300   OSI Pharmaceuticals
           (Contingent Value)                                                  -
   800   Psychiatric Solutions, Inc. (e)                                       -
                                                                    ------------
                                                                               -
                                                                    ------------

 MISCELLANEOUS FINANCE - 0.0%
 1,500   Hoenig Group (Contingent Payment)                                     -
                                                                    ------------

 TELECOMMUNICATION SERVICES - 0.0%
20,500   XO Communications                                                     2
                                                                    ------------

         TOTAL RIGHTS
         (Cost - $0) - 0.0%                                                    2
                                                                    ------------

         WARRANTS (c)

 MATERIALS - 0.0%
    68   Metals USA Inc.                                                      10
                                                                    ------------

 MISCELLANEOUS MANUFACTURING - 0.0%
     1   APW Ltd.                                                              -
     3   Polymer Group Inc. (Class A)                                          -
     3   Polymer Group Inc. (Class B)                                          -
                                                                    ------------
                                                                               -
                                                                    ------------

 TELEPHONE - 0.0%
    63   Focal Communications Corporation                                      1
                                                                    ------------

 TELECOMMUNICATION SERVICES - 0.0%
    10   Motient Corporation                                                   1
    46   SpectraSite, Inc.                                                 1,173
                                                                    ------------
                                                                           1,174
                                                                    ------------

         TOTAL WARRANTS
         (Cost - $2,158) - 0.0%                                            1,185
                                                                    ------------

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

SHARES      INDUSTRY++/
  HELD      ISSUE                                                          VALUE
--------------------------------------------------------------------------------
            TOTAL LONG-TERM INVESTMENTS
            (Cost - $117,754,588) - 96.9%                           $116,655,075
                                                                    ------------

            SHORT-TERM SECURITIES

       SHARES HELD/
BENEFICIAL INTEREST
--------------------------------------------------------------------------------
$6,022,092  Merrill Lynch Liquidity Series,
              LLC Cash Sweep Series I (a)                              6,022,092
 1,281,488  Merrill Lynch Liquidity Series,
              LLC Money Market Series (a)(b)                           1,281,488
   854,325  Merrill Lynch Premier
              Institutional Fund (a)(b)                                  854,325
                                                                    ------------

            TOTAL SHORT-TERM SECURITIES
            (Cost - $8,157,905) - 6.8%                                 8,157,905
                                                                    ------------

            TOTAL INVESTMENTS
            (Cost - $125,912,493) - 103.7%                           124,812,980
                                                                    ------------

            VARIATION MARGIN ON
              FINANCIAL FUTURES
              CONTRACTS* - 0.0%                                          (17,588)

            LIABILITIES IN EXCESS
              OF OTHER ASSETS - (3.7%)                                (4,463,562)
                                                                    ------------

            NET ASSETS - 100.0%                                     $120,331,830
                                                                    ============

   *Financial futures contracts purchased as of June 30, 2003, were as follows:

NUMBER OF                                 EXPIRATION
CONTRACTS   ISSUE                               DATE                       VALUE
--------------------------------------------------------------------------------
        6   Russell 2000 Index        September 2003                 $ 1,345,200
       10   S&P 400 Midcap            September 2003                   2,401,000
                                                                     -----------

TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED
  (Total Contract Price - $3,783,572)                                $ 3,746,200
                                                                     ===========

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                        NET        DIVIDEND/INTEREST
AFFILIATE                          ACTIVITY                   INCOME
--------------------------------------------------------------------
Merrill Lynch Liquidity
    Series, LLC Cash
    Sweep Series I               $1,841,800                  $30,139
Merrill Lynch Liquidity
    Series, LLC Money
    Market Sense                    892,316                    4,394
Merrill Lynch
    Premier Institutional
    Fund                            509,212                    2,756

(b) Security was purchased with the cash proceeds from securities loans.

(c) Warrants entitle the Series to purchase a predetermined number of shares of stock/face amount of bonds and are non-income-producing. The purchase price and number of shares of stock/face amount of bonds are subject to adjustment under certain conditions until the expiration date.

(d) The rights may be exercised until 11/28/2003.

(e) The rights may be exercised until 8/16/2004.

+   Non-income-producing security.

++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

ASSETS

   Investments, at value (including securities loaned of $2,048,046)
      (Identified cost:$125,912,493)                                                      $  124,812,980
   Cash on deposit for financial futures contracts                                               379,649
   Receivables:
      Securities sold                                                    $  9,119,357
      Contributions                                                           143,319
      Dividends                                                                93,242
      Securities lending - net                                                 15,532
      Interest                                                                  6,635          9,378,085
                                                                         ------------
   Prepaid expenses and other assets                                                              31,600
                                                                                          --------------
Total assets                                                                                 134,602,314
                                                                                          --------------

LIABlLITIES

   Collateral on securities loaned, at value                                                   2,135,813
   Payables:
      Securities purchased                                                 11,982,531
      Withdrawals                                                              99,473
      Variation margin                                                         17,588
      Custodian bank                                                          14, 285
      Investment adviser                                                        1,010
      Other affiliates                                                            569         12,115,456
                                                                         ------------
   Accrued expenses                                                                               19,215
                                                                                          --------------
Total liabilities                                                                             14,270,484
                                                                                          --------------
Net assets                                                                                $  120,331,830
                                                                                          ==============

NET ASSETS CONSIST OF:

   Investors' capital                                                                     $  121,468,715
   Unrealized depreciation on investments - net                                               (1,136,885)
                                                                                          --------------
Net assets                                                                                $  120,331,830
                                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES

FOR THE SIX MONTHS ENDED JUNE 30, 2003(UNAUDITED)

INVESTMENT INCOME

   Dividends (net of $536 foreign withholding tax)                  $   513,529
   Interest                                                              30,209
   Securities lending - net                                               7,150
   Other                                                                  1,044
                                                                    -----------
Total income                                                            551,932
                                                                    -----------

EXPENSES

   Professional fees                                                $    34,168
   Custodian fees                                                        11,325
   Accounting services                                                    8,774
   Investment advisory fees                                               5,009
   Trustees' fees and expenses                                              614
   Printing and shareholder reports                                         326
   Other                                                                  2,824
                                                                    -----------
Total expenses before waiver                                             63,040
   Waiver of expenses                                                      (606)
                                                                    -----------
Total expenses after waiver                                              62,434
                                                                    -----------
Investment income - net                                                 489,498
                                                                    -----------

REALIZED & UNREALIZED GAIN (LOSS) ON
INVESTMENTS - NET

   Realized loss from investments - net                              (1,585,569)
   Change in unrealized appreciation/depreciation
      on investments - net                                           18,606,020
                                                                    -----------
Total realized and unrealized gain on investments - net              17,020,451
                                                                    -----------
Net increase in net assets resulting from operations                $17,509,949
                                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

                                                                         FOR THE SIX        FOR THE
                                                                        MONTHS ENDED       YEAR ENDED
                                                                          JUNE 30,         DECEMBER 31,
                                                                            2003              2002
                                                                       --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS

   Investment income - net                                             $    489,498        $  1,093,990
   Realized loss on investments - net                                    (1,585,569)         (1,203,067)
   Change in unrealized appreciation/depreciation
      on investments - net                                               18,606,020         (19,853,922)
                                                                       --------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                       17,509,949         (19,962,999)
                                                                       --------------------------------

CAPITAL TRANSACTIONS

   Proceeds from contributions                                           24,667,610          33,824,441
   Fair value of withdrawals                                            (15,608,374)        (24,936,735)
                                                                       --------------------------------
Net increase in net assets derived from capital
   transactions                                                           9,059,236           8,887,706
                                                                       --------------------------------

NET ASSETS

   Total increase (decrease) in net assets                               26,569,185         (11,075,293)
   Beginning of period                                                   93,762,645         104,837,938
                                                                       --------------------------------
   End of period                                                       $120,331,830        $ 93,762,645
                                                                       ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

The following ratios have been derived from information provided in the financial statements.

                                                FOR THE SIX            FOR THE          FOR THE PERIOD
                                                MONTHS ENDED         YEARS ENDED      OCT.27, 2000+ TO
                                                  JUNE 30,           DECEMBER 31,         DECEMBER 31,
                                               -------------------------------------------------------
                                                    2003           2002         2001             2000
                                               -------------------------------------------------------
TOTAL INVESTMENT RETURN**                          17.88%++      (17.77%)      (9.03%)              -

RATIOS TO AVERAGE NET ASSETS
Expenses, net of waiver                              .12%*         . 08%         .08%             .08%*
Expenses                                             .13%*          .15%         .28%             .65%*
Investment income - net                              .98%*         1.11%        1.33%            2.02%*

SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $120,332        $93,763     $104,838          $20,805
Portfolio turnover                                 13.34%         28.14%       97.51%            8.88%

 * Annualized.
** Total return is required to be disclosed for fiscal years beginning after
   December 15, 2000.
 + Commencement of operations.
++ Aggregate total investment return.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

               Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered as a diversified Series under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

                  A. VALUATION OF INVESTMENTS - Portfolio securities that are traded on stock exchanges or the NASDAQ National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written or purchased are valued at the last sale price in the case

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

                     of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

                  B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

                     1. FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in

72

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

                        value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                     2. OPTIONS - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                        Written and purchased options are non-income-producing investments.

                     3. FORWARD FOREIGN EXCHANGE CONTRACTS - The Series is
                        authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

                     4. FOREIGN CURRENCY OPTIONS AND FUTURES - The Series may
                        purchase or sell listed or over-the-counter foreign currency options, foreign currency futures, and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non- U.S.-dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

                  C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

                  D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security
                     transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

                  E. SECURITIES LENDING - The Series may lend securities to
                     financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the

74

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

                     next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

                  F. CUSTODIAN BANK - The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from an unprojected payment of net investment income dividends.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

                     FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.01% of the average daily value of the Series net assets. FAM has entered into a

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

               contractual arrangement with the Series under which the expenses incurred by the Series will not exceed 0.08%. Effective January 1, 2003, the limit was increased from 0.08% to 0.13%. This arrangement expires December 31, 2003, and is renewable. For the six months ended June 30, 2003, FAM earned fees of $5,009, of which $606 was waived.

               The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of June 30, 2003, the Series lent securities with a value of $191,211 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities-lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2003, MLIM, LLC received $3,061 in securities-lending agent fees from the Series.

               In addition, MLPF&S received $1,121 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2003.

               For the six months ended June 30, 2003, the Series reimbursed FAM $1,064 for certain accounting services.

               Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3) INVESTMENTS
--------------------------------------------------------------------------------

               Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003, were $28,105,278 and $12,824,356, respectively.

76

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

JUNE 30, 2003 (UNAUDITED)

               Net realized gains (losses) for the six months ended June 30, 2003, and net unrealized losses as of June 30, 2003, were as follows:

                                                          REALIZED      UNREALIZED
                                                    (GAINS) LOSSES          LOSSES
                                                    ------------------------------
Long-term investments                               $  (2,442,072)    $ (1,099,513)
Financial futures contracts                               856,503          (37,372)
                                                    ------------------------------
Total investments                                   $  (1,585,569)    $ (1,136,885)
                                                    ==============================

               As of June 30, 2003, net unrealized depreciation for federal income tax purposes aggregated $1,574,400, of which $15,719,890 related to appreciated securities and $17,294,290 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for federal income tax purposes was $126,387,380.

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

               The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of 0.09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    Chase Manhattan Bank
                         4 Chase MetroTech, 18th Floor
                         Brooklyn, New York 11245

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
    USAA TOUCHLINE(R)    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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ITEM 2.  CODE OF ETHICS.

Item is not required for a semiannual report.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not required for a semiannual report.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.